UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1.	Reports to Stockholders

Fidelity® Corporate Bond ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Total Bond ETF
Semi-Annual Report
February 28, 2021

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2021 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Semi-Annual Report	3

Note to Shareholders:
Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.
In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.
The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are "exogenous shocks" that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.
Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.
4	Semi-Annual Report

Fidelity® Corporate Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of February 28, 2021

Asset Allocation as of February 28, 2021
* Foreign investments – 16.2%

Semi-Annual Report	5

Fidelity® Limited Term Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of February 28, 2021

Asset Allocation as of February 28, 2021
* Foreign investments – 15.0%

6	Semi-Annual Report

Fidelity® Low Duration Bond Factor ETF
Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2021
(by issuer, excluding cash equivalents)	% of fund’s net assets
U.S. Treasury Notes	9.0
Citigroup, Inc.	4.6
Bank of America Corp.	3.7
Mitsubishi UFJ Financial Group, Inc.	3.7
Morgan Stanley	3.6
24.6

Top Five Market Sectors as of February 28, 2021
% of fund's net assets
Financials	63.0
Communication Services	5.0
Health Care	4.5
Industrials	3.6
Energy	3.0
Quality Diversification as of February 28, 2021

Asset Allocation as of February 28, 2021
* Foreign investments – 32.7%

Semi-Annual Report	7

Fidelity® Total Bond ETF
Investment Summary (Unaudited)
Quality Diversification as of February 28, 2021

Asset Allocation as of February 28, 2021
* Foreign investments – 12.4%

8	Semi-Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments February 28, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 92.9%
	Principal Amount	Value
COMMUNICATION SERVICES – 7.9%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.:
3.55% 9/15/55 (a)	$ 712,000	$ 653,716
3.65% 6/1/51	530,000	513,681
3.65% 9/15/59 (a)	295,000	271,991
3.80% 12/1/57 (a)	1,419,000	1,349,071
4.30% 2/15/30	482,000	552,775
4.50% 5/15/35 to 3/9/48	679,000	760,968
4.90% 6/15/42	178,000	209,777
Level 3 Financing, Inc. 3.40% 3/1/27 (a)	1,261,000	1,371,338
Verizon Communications, Inc.:
4.40% 11/1/34	972,000	1,153,072
4.522% 9/15/48	470,000	553,576
		7,389,965
Media – 3.9%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.50% 8/15/30 (a)	943,000	976,476
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.70% 4/1/51	408,000	388,049
3.85% 4/1/61 (b)	300,000	277,477
4.20% 3/15/28	538,000	603,083
5.375% 5/1/47	558,000	655,927
Comcast Corp.:
2.45% 8/15/52	562,000	490,983
4.50% 1/15/43	554,000	680,395
4.95% 10/15/58	386,000	524,752
Discovery Communications LLC 4.125% 5/15/29	1,305,000	1,478,566
Fox Corp.:
3.50% 4/8/30	598,000	650,754
4.03% 1/25/24	253,000	276,607
4.709% 1/25/29	259,000	303,933
5.476% 1/25/39	78,000	100,148
5.576% 1/25/49	310,000	408,089
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	200,000	217,500
The Walt Disney Co.:
3.60% 1/13/51	416,000	453,463
3.80% 3/22/30	421,000	482,089
4.75% 11/15/46	204,000	260,131
Time Warner Cable LLC:
4.50% 9/15/42	153,000	168,674
5.875% 11/15/40	754,000	959,960

	Principal Amount	Value

7.30% 7/1/38	$ 498,000	$ 711,813
		11,068,869
Wireless Telecommunication Services – 1.4%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	118,258
T-Mobile USA, Inc.:
3.50% 4/15/25 (a)	974,000	1,053,118
3.75% 4/15/27 (a)	772,000	850,373
Vodafone Group PLC:
4.375% 5/30/28	832,000	974,881
5.25% 5/30/48	734,000	951,645
		3,948,275
TOTAL COMMUNICATION SERVICES		22,407,109
CONSUMER DISCRETIONARY – 5.7%
Automobiles – 1.6%
Ford Motor Credit Co. LLC 3.375% 11/13/25	615,000	625,061
General Motors Co.:
5.40% 4/1/48	140,000	171,506
5.95% 4/1/49	546,000	713,086
General Motors Financial Co., Inc. 3.25% 1/5/23	1,145,000	1,197,744
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	450,000	445,263
2.70% 9/26/22 (a)	650,000	672,279
4.75% 11/13/28 (a)	550,000	649,386
		4,474,325
Diversified Consumer Services – 0.2%
Ingersoll-Rand Luxembourg Finance SA 3.80% 3/21/29	530,000	602,132
Hotels, Restaurants & Leisure – 0.9%
McDonald's Corp.:
3.625% 9/1/49	832,000	891,683
4.875% 12/9/45	662,000	834,709
Starbucks Corp.:
3.80% 8/15/25	488,000	544,753
4.45% 8/15/49	365,000	441,813
		2,712,958
Household Durables – 0.5%
DR Horton, Inc. 2.50% 10/15/24	791,000	837,131
Lennar Corp. 4.875% 12/15/23	369,000	404,424
Toll Brothers Finance Corp. 4.375% 4/15/23	269,000	284,602
		1,526,157

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	9

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Internet & Direct Marketing Retail – 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31	$ 200,000	$ 193,934
Multiline Retail – 0.4%
Dollar Tree, Inc. 4.00% 5/15/25	1,098,000	1,221,574
Specialty Retail – 1.9%
Advance Auto Parts, Inc. 1.75% 10/1/27	338,000	339,197
AutoNation, Inc. 4.75% 6/1/30	19,000	22,402
AutoZone, Inc. 3.125% 4/18/24	641,000	687,786
Lowe's Cos., Inc. 3.65% 4/5/29	821,000	921,864
O'Reilly Automotive, Inc. 4.35% 6/1/28	416,000	483,169
Ross Stores, Inc. 4.60% 4/15/25	942,000	1,069,468
The Home Depot, Inc. 3.90% 6/15/47	348,000	400,515
The TJX Cos., Inc. 3.75% 4/15/27	1,202,000	1,359,931
		5,284,332
Textiles, Apparel & Luxury Goods – 0.1%
NIKE, Inc.:
3.25% 3/27/40	53,000	57,690
3.375% 3/27/50	102,000	111,665
		169,355
TOTAL CONSUMER DISCRETIONARY		16,184,767
CONSUMER STAPLES – 7.5%
Beverages – 2.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	690,000	765,385
4.70% 2/1/36	198,000	237,712
4.90% 2/1/46	288,000	346,402
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36	204,000	245,886
4.90% 2/1/46	832,000	995,250
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	653,000	721,776
4.50% 6/1/50	716,000	825,646
4.90% 1/23/31	525,000	642,385
Constellation Brands, Inc. 2.875% 5/1/30	983,000	1,033,796

	Principal Amount	Value

Molson Coors Brewing Co.:
3.00% 7/15/26	$ 681,000	$733,612
5.00% 5/1/42	705,000	845,235
		7,393,085
Food & Staples Retailing – 1.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	319,000	335,609
Costco Wholesale Corp.:
1.60% 4/20/30	934,000	913,132
1.75% 4/20/32	362,000	354,605
CVS Health Corp.:
4.78% 3/25/38	246,000	299,831
4.875% 7/20/35	134,000	165,650
5.05% 3/25/48	926,000	1,169,522
5.125% 7/20/45	171,000	216,536
		3,454,885
Food Products – 1.8%
Cargill, Inc. 2.125% 4/23/30 (a)	609,000	616,806
Conagra Brands, Inc. 4.60% 11/1/25	861,000	989,766
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. 5.50% 1/15/30 (a)	850,000	952,000
Kraft Heinz Foods Co. 3.75% 4/1/30	1,014,000	1,108,152
McCormick & Co., Inc.:
1.85% 2/15/31	561,000	545,548
2.50% 4/15/30	664,000	686,314
Smithfield Foods, Inc. 3.00% 10/15/30 (a)	135,000	137,618
		5,036,204
Tobacco – 1.9%
Altria Group, Inc.:
4.25% 8/9/42	55,000	57,384
4.40% 2/14/26	148,000	168,641
4.80% 2/14/29	233,000	273,230
BAT Capital Corp.:
2.259% 3/25/28	754,000	754,118
3.557% 8/15/27	1,126,000	1,222,849
3.984% 9/25/50	520,000	492,010
Imperial Brands Finance PLC:
3.50% 7/26/26 (a)	550,000	594,349
4.25% 7/21/25 (a)	250,000	278,341
Reynolds American, Inc.:
4.45% 6/12/25	557,000	621,890
4.85% 9/15/23	881,000	974,756
		5,437,568
TOTAL CONSUMER STAPLES		21,321,742
See accompanying notes which are an integral part of the financial statements.
10	Semi-Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – 8.4%
Energy Equipment & Services – 0.7%
DCP Midstream Operating LP:
3.875% 3/15/23	$ 530,000	$ 545,900
5.125% 5/15/29	945,000	1,001,435
5.85% 5/21/43 (a)(c)	418,000	370,975
		1,918,310
Oil, Gas & Consumable Fuels – 7.7%
Boardwalk Pipelines LP 3.375% 2/1/23	574,000	596,952
Canadian Natural Resources Ltd.:
3.90% 2/1/25	782,000	850,888
4.95% 6/1/47	134,000	161,670
Cenovus Energy, Inc.:
3.00% 8/15/22	337,000	345,648
4.25% 4/15/27	1,158,000	1,268,346
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	325,000	374,466
ConocoPhillips 6.50% 2/1/39	331,000	486,049
ConocoPhillips Holding Co. 6.95% 4/15/29	364,000	498,151
Continental Resources, Inc. 5.00% 9/15/22	64,000	64,000
Enbridge, Inc.:
4.25% 12/1/26	214,000	243,891
5.50% 12/1/46	124,000	158,729
5.75% 7/15/80 (c)	475,000	513,893
Energy Transfer Operating LP:
4.20% 9/15/23	608,000	654,806
4.95% 6/15/28	348,000	396,684
5.80% 6/15/38	123,000	142,002
6.00% 6/15/48	217,000	252,785
Enterprise Products Operating LLC:
4.85% 3/15/44	204,000	239,507
4.90% 5/15/46	183,000	216,240
Equinor ASA 2.375% 5/22/30	502,000	513,274
Hess Corp. 6.00% 1/15/40	645,000	793,738
Magellan Midstream Partners LP 3.25% 6/1/30	733,000	787,048
Marathon Petroleum Corp. 4.75% 9/15/44	285,000	322,893
MPLX LP:
1.75% 3/1/26	661,000	666,089
2.65% 8/15/30	1,002,000	997,029
4.875% 12/1/24	110,000	124,354

	Principal Amount	Value

Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.450% 1.644% 8/15/22 (c)(d)	$ 636,000	$ 621,690
2.90% 8/15/24	86,000	83,694
3.20% 8/15/26	12,000	11,492
3.45% 7/15/24	481,000	476,190
3.50% 8/15/29	587,000	561,331
4.30% 8/15/39	5,000	4,438
4.40% 8/15/49	475,000	418,297
Ovintiv Exploration, Inc. 5.625% 7/1/24	356,000	390,240
Ovintiv, Inc.:
7.20% 11/1/31	270,000	342,723
8.125% 9/15/30	148,000	196,625
Petroleos Mexicanos:
5.35% 2/12/28	394,000	381,097
6.49% 1/23/27	85,000	88,931
6.50% 3/13/27	200,000	207,500
6.875% 8/4/26	75,000	80,066
Phillips 66:
1.30% 2/15/26	422,000	421,284
3.70% 4/6/23	11,000	11,714
3.85% 4/9/25	135,000	148,828
Plains All American Pipeline LP / PAA Finance Corp.:
3.65% 6/1/22	209,000	214,627
3.85% 10/15/23	880,000	936,492
4.65% 10/15/25	356,000	394,771
Spectra Energy Partners LP 3.375% 10/15/26	158,000	172,934
Suncor Energy, Inc. 6.85% 6/1/39	146,000	207,504
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	442,000	481,489
4.25% 4/1/24	228,000	246,952
5.40% 10/1/47	96,000	105,395
The Williams Cos., Inc.:
3.50% 11/15/30	272,000	295,462
5.75% 6/24/44	500,000	626,089
TransCanada PipeLines Ltd. 4.875% 5/15/48	356,000	426,615
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	26,000	27,852
Valero Energy Corp. 2.85% 4/15/25	24,000	25,326
Western Midstream Operating LP:
5.30% 2/1/30	1,174,000	1,272,346

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	11

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
5.375% 6/1/21	$ 464,000	$ 464,000
		22,013,126
TOTAL ENERGY		23,931,436
FINANCIALS – 28.3%
Banks – 11.9%
Banco Santander SA 2.749% 12/3/30	1,200,000	1,191,018
Bank of America Corp.:
2.676% 6/19/41 (c)	1,329,000	1,288,431
2.884% 10/22/30 (c)	587,000	621,472
3.194% 7/23/30 (c)	345,000	373,387
3.458% 3/15/25 (c)	337,000	364,257
3.705% 4/24/28 (c)	342,000	383,226
4.20% 8/26/24	269,000	298,584
4.25% 10/22/26	638,000	730,923
4.45% 3/3/26	230,000	263,354
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	600,000	655,848
Bank of Nova Scotia 4.50% 12/16/25	546,000	626,926
Barclays PLC:
1.007% 12/10/24 (c)	333,000	334,705
2.645% 6/24/31 (c)	550,000	554,690
4.836% 5/9/28	415,000	472,462
5.088% 6/20/30 (c)	200,000	232,179
BBVA USA 2.875% 6/29/22	500,000	515,677
BPCE SA:
2.277% 1/20/32 (a)(c)	650,000	645,531
4.875% 4/1/26 (a)	500,000	576,235
Citibank N.A. 3.65% 1/23/24	260,000	282,832
Citigroup, Inc.:
2.572% 6/3/31 (c)	836,000	856,509
2.666% 1/29/31 (c)	727,000	751,372
4.30% 11/20/26	1,121,000	1,278,099
4.40% 6/10/25	1,685,000	1,892,529
Cooperatieve Rabobank UA:
3.75% 7/21/26	700,000	778,138
4.625% 12/1/23	400,000	442,488
Credit Suisse AG 2.95% 4/9/25	500,000	540,567
Danske Bank A/S:
1.171% 12/8/23 (a)(c)	500,000	503,019
3.001% 9/20/22 (a)(c)	650,000	658,131
Fifth Third Bancorp 8.25% 3/1/38	635,000	1,052,136

	Principal Amount	Value

HSBC Holdings PLC:
2.357% 8/18/31 (c)	$ 1,050,000	$ 1,043,525
2.848% 6/4/31 (c)	400,000	413,434
4.041% 3/13/28 (c)	300,000	336,072
JPMorgan Chase & Co.:
2.522% 4/22/31 (c)	1,256,000	1,290,208
2.956% 5/13/31 (c)	467,000	487,945
4.125% 12/15/26	306,000	350,724
4.95% 6/1/45	204,000	268,093
Lloyds Banking Group PLC 2.858% 3/17/23 (c)	700,000	717,170
Natwest Group PLC 2.359% 5/22/24 (c)	215,000	222,575
Royal Bank of Scotland Group PLC 6.00% 12/19/23	1,388,000	1,574,623
Santander Holdings USA, Inc.:
3.40% 1/18/23	974,000	1,020,078
3.50% 6/7/24	650,000	698,828
Standard Chartered PLC 3.785% 5/21/25 (a)(c)	500,000	542,276
SVB Financial Group 3.125% 6/5/30	197,000	212,078
Synchrony Bank 3.00% 6/15/22	550,000	566,331
Synovus Financial Corp. 3.125% 11/1/22	417,000	432,154
Truist Bank 2.25% 3/11/30	500,000	505,432
Wells Fargo & Co.:
2.164% 2/11/26 (c)	876,000	910,938
4.478% 4/4/31 (c)	1,492,000	1,763,637
4.65% 11/4/44	264,000	315,185
Zions Bancorp N.A. 3.25% 10/29/29	900,000	934,285
		33,770,316
Capital Markets – 4.0%
Ares Capital Corp.:
2.15% 7/15/26	545,000	538,296
3.875% 1/15/26	272,000	290,636
4.20% 6/10/24	656,000	712,529
4.25% 3/1/25	538,000	581,625
Credit Suisse Group AG:
2.593% 9/11/25 (a)(c)	351,000	369,207
3.574% 1/9/23 (a)	250,000	256,497
3.869% 1/12/29 (a)(c)	250,000	276,776
4.194% 4/1/31 (a)(c)	700,000	797,822
4.55% 4/17/26	250,000	288,177
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	1,021,000	1,055,398
3.50% 11/16/26	498,000	548,488
3.75% 5/22/25 to 2/25/26	396,000	440,032
See accompanying notes which are an integral part of the financial statements.
12	Semi-Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
4.223% 5/1/29 (c)	$ 496,000	$ 571,699
Morgan Stanley:
2.699% 1/22/31 (c)	1,076,000	1,118,308
3.625% 1/20/27	244,000	273,739
4.35% 9/8/26	495,000	568,716
4.431% 1/23/30 (c)	650,000	761,167
5.00% 11/24/25	587,000	685,238
UBS Group AG:
1.008% 7/30/24 (a)(c)	432,000	435,681
3.126% 8/13/30 (a)(c)	500,000	538,748
4.375% 12/31/99 (a)(c)	265,000	261,105
		11,369,884
Consumer Finance – 3.3%
Ally Financial, Inc.:
3.05% 6/5/23	1,012,000	1,064,127
3.875% 5/21/24	133,000	144,602
4.125% 2/13/22	587,000	606,866
5.80% 5/1/25	539,000	632,253
Capital One Financial Corp.:
3.20% 2/5/25	470,000	506,074
3.90% 1/29/24	712,000	774,505
CIT Group, Inc. 5.00% 8/1/23	365,000	398,306
Citizens Bank NA / Providence 2.25% 4/28/25	250,000	262,004
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	1,377,000	1,375,865
Discover Bank 2.45% 9/12/24	650,000	685,755
Discover Financial Services:
4.50% 1/30/26	128,000	145,727
5.20% 4/27/22	407,000	429,026
Ford Motor Credit Co. LLC:
3.336% 3/18/21	500,000	500,300
3.339% 3/28/22	300,000	303,285
4.063% 11/1/24	350,000	366,587
5.875% 8/2/21	602,000	612,354
Synchrony Financial 4.375% 3/19/24	424,000	465,371
		9,273,007
Diversified Financial Services – 4.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	700,000	727,877
AIB Group PLC:
4.263% 4/10/25 (a)(c)	250,000	273,430
4.75% 10/12/23 (a)	625,000	686,806

	Principal Amount	Value

Avolon Holdings Funding Ltd. 4.25% 4/15/26 (a)	$ 95,000	$ 100,407
Blackstone Holdings Finance Co. LLC 3.50% 9/10/49 (a)	738,000	794,660
BNP Paribas SA:
1.323% 1/13/27 (a)(c)	500,000	495,253
1.904% 9/30/28 (a)(c)	750,000	749,213
2.824% 1/26/41 (a)	700,000	657,224
4.625% 3/13/27 (a)	475,000	547,103
Credit Agricole SA 2.811% 1/11/41 (a)	488,000	465,315
Deutsche Bank AG 2.129% 11/24/26 (c)	381,000	385,318
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	350,000	399,714
General Motors Financial Co., Inc. 5.10% 1/17/24	536,000	597,015
HSBC Holdings PLC 1.589% 5/24/27 (c)	790,000	789,877
Mitsubishi UFJ Financial Group, Inc. 1.412% 7/17/25	905,000	912,690
Morgan Stanley 1.794% 2/13/32 (c)	834,000	800,304
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (a)	1,043,000	1,090,084
Societe Generale SA:
1.488% 12/14/26 (a)(c)	325,000	323,003
3.00% 1/22/30 (a)	625,000	650,312
3.625% 3/1/41 (a)	1,000,000	998,747
USAA Capital Corp. 2.125% 5/1/30 (a)	150,000	152,885
		12,597,237
Insurance – 4.7%
American International Group, Inc.:
3.40% 6/30/30	522,000	572,329
4.50% 7/16/44	494,000	592,435
5.75% 4/1/48 (c)	798,000	905,530
Athene Global Funding 1.45% 1/8/26 (a)	1,310,000	1,304,396
Brown & Brown, Inc. 2.375% 3/15/31	387,000	386,967
Empower Finance 2020 LP:
1.776% 3/17/31 (a)	353,000	344,479
3.075% 9/17/51 (a)	1,189,000	1,187,842
Equitable Holdings, Inc.:
3.90% 4/20/23	304,000	325,252
4.35% 4/20/28	647,000	738,944
5.00% 4/20/48	276,000	347,199
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	765,000	854,704

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	13

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Five Corners Funding Trust II 2.85% 5/15/30 (a)	$ 880,000	$ 934,569
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	473,000	494,670
Pacific LifeCorp. 5.125% 1/30/43 (a)	309,000	385,766
Principal Financial Group, Inc. 3.70% 5/15/29	77,000	86,826
Prudential Financial, Inc. 3.00% 3/10/40	587,000	602,664
The Hartford Financial Services Group, Inc. 3.60% 8/19/49	550,000	595,316
Unum Group:
4.00% 3/15/24	713,000	778,761
4.50% 3/15/25	218,000	244,343
Voya Financial, Inc.:
3.65% 6/15/26	262,000	294,656
4.70% 1/23/48 (c)	423,000	436,885
4.80% 6/15/46	204,000	249,023
5.70% 7/15/43	56,000	74,118
Willis North America, Inc. 3.60% 5/15/24	672,000	730,222
		13,467,896
TOTAL FINANCIALS		80,478,340
HEALTH CARE – 7.8%
Biotechnology – 0.5%
Amgen, Inc. 3.375% 2/21/50	852,000	874,870
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	658,000	623,972
		1,498,842
Health Care Equipment & Supplies – 0.8%
Abbott Laboratories 4.75% 11/30/36	285,000	370,340
DH Europe Finance II SARL:
2.60% 11/15/29	687,000	717,839
3.40% 11/15/49	954,000	1,013,904
		2,102,083
Health Care Providers & Services – 2.4%
Centene Corp.:
3.00% 10/15/30	544,000	552,541
4.25% 12/15/27	160,000	166,600
4.625% 12/15/29	260,000	280,540
Cigna Corp.:
3.40% 3/15/50	587,000	598,246

	Principal Amount	Value

4.125% 11/15/25	$ 1,396,000	$ 1,575,673
4.80% 8/15/38	216,000	267,197
4.90% 12/15/48	40,000	50,554
HCA, Inc.:
5.125% 6/15/39	696,000	859,427
5.25% 6/15/49	272,000	341,105
UnitedHealth Group, Inc.:
3.75% 10/15/47	322,000	359,104
4.75% 7/15/45	226,000	291,104
Universal Health Services, Inc. 2.65% 10/15/30 (a)	1,478,000	1,461,387
		6,803,478
Pharmaceuticals – 4.1%
AbbVie, Inc.:
2.95% 11/21/26	851,000	920,044
4.25% 11/21/49	834,000	962,826
4.55% 3/15/35	301,000	362,831
AstraZeneca PLC:
1.375% 8/6/30	1,120,000	1,057,466
6.45% 9/15/37	396,000	587,601
Bayer US Finance II LLC:
4.25% 12/15/25 (a)	1,077,000	1,212,956
4.375% 12/15/28 (a)	550,000	638,205
4.875% 6/25/48 (a)	574,000	716,177
Bristol-Myers Squibb Co.:
4.125% 6/15/39	122,000	146,964
4.25% 10/26/49	640,000	779,025
Elanco Animal Health, Inc.:
4.912% 8/27/21	189,000	191,599
5.272% 8/28/23	608,000	653,600
5.90% 8/28/28	452,000	524,320
Mylan, Inc. 4.55% 4/15/28	1,660,000	1,925,331
Utah Acquisition Sub, Inc. 3.95% 6/15/26	907,000	1,013,036
Viatris, Inc. 2.70% 6/22/30 (a)	25,000	25,340
		11,717,321
TOTAL HEALTH CARE		22,121,724
INDUSTRIALS – 7.1%
Aerospace & Defense – 2.1%
BAE Systems PLC:
1.90% 2/15/31 (a)	525,000	508,606
3.00% 9/15/50 (a)	431,000	414,754
Lockheed Martin Corp. 4.09% 9/15/52	432,000	517,106
Northrop Grumman Corp.:
2.93% 1/15/25	566,000	604,777
4.03% 10/15/47	402,000	458,412
See accompanying notes which are an integral part of the financial statements.
14	Semi-Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Aerospace & Defense – continued
The Boeing Co.:
5.04% 5/1/27	$ 1,828,000	$2,106,831
5.15% 5/1/30	1,268,000	1,477,553
		6,088,039
Air Freight & Logistics – 0.1%
FedEx Corp. 4.05% 2/15/48	308,000	337,442
Airlines – 1.1%
American Airlines Pass Through Trust:
3.70% 4/15/27	585,832	533,801
3.75% 4/15/27	180,038	163,896
3.85% 8/15/29	213,001	193,154
Delta Air Lines, Inc. 3.40% 4/19/21	104,000	104,226
Southwest Airlines Co.:
5.125% 6/15/27	502,000	588,172
5.25% 5/4/25	956,000	1,095,159
United Airlines Pass Through Trust:
3.50% 11/1/29	217,009	207,876
4.60% 9/1/27	111,169	113,173
		2,999,457
Building Products – 0.6%
Carrier Global Corp. 2.70% 2/15/31	1,536,000	1,583,002
Electrical Equipment – 0.1%
Rockwell Automation, Inc. 3.50% 3/1/29	312,000	352,862
Industrial Conglomerates – 0.8%
General Electric Co.:
3.45% 5/1/27	954,000	1,047,777
4.35% 5/1/50	679,000	755,137
Roper Technologies, Inc. 2.95% 9/15/29	379,000	404,047
		2,206,961
Machinery – 0.8%
Caterpillar, Inc. 3.25% 9/19/49	539,000	576,251
Deere & Co. 2.875% 9/7/49	122,000	122,348
Westinghouse Air Brake Technologies Corp.:
3.20% 6/15/25	438,000	467,100
3.45% 11/15/26	1,016,000	1,097,908
		2,263,607
Road & Rail – 1.0%
Burlington Northern Santa Fe LLC 4.70% 9/1/45	1,047,000	1,331,729

	Principal Amount	Value

CSX Corp. 4.75% 11/15/48	$ 812,000	$1,029,078
Union Pacific Corp. 3.75% 2/5/70	470,000	507,998
		2,868,805
Trading Companies & Distributors – 0.5%
Air Lease Corp.:
2.25% 1/15/23	369,000	378,811
3.25% 3/1/25	881,000	932,525
		1,311,336
TOTAL INDUSTRIALS		20,011,511
INFORMATION TECHNOLOGY – 4.3%
IT Services – 0.4%
Fiserv, Inc. 3.50% 7/1/29	472,000	520,171
International Business Machines Corp. 4.25% 5/15/49	390,000	461,532
The Western Union Co. 2.85% 1/10/25	66,000	69,925
		1,051,628
Semiconductors & Semiconductor Equipment – 1.7%
Applied Materials, Inc. 4.35% 4/1/47	262,000	329,475
Broadcom, Inc.:
1.95% 2/15/28 (a)	62,000	61,120
2.45% 2/15/31 (a)	525,000	509,851
2.60% 2/15/33 (a)	592,000	568,379
3.50% 2/15/41 (a)	423,000	421,541
Micron Technology, Inc.:
2.497% 4/24/23	505,000	526,039
4.185% 2/15/27	641,000	729,699
4.64% 2/6/24	1,059,000	1,169,193
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.70% 5/1/25 (a)	497,000	525,562
		4,840,859
Software – 0.6%
Oracle Corp.:
2.50% 4/1/25	1,202,000	1,274,074
4.30% 7/8/34	307,000	366,262
		1,640,336
Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.:
2.40% 8/20/50	1,119,000	977,018
3.75% 9/12/47	585,000	666,370
4.65% 2/23/46	178,000	228,247
Dell International LLC / EMC Corp.:
4.00% 7/15/24 (a)	530,000	579,634

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	15

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – continued
4.90% 10/1/26 (a)	$ 876,000	$1,012,639
6.02% 6/15/26 (a)	910,000	1,090,785
		4,554,693
TOTAL INFORMATION TECHNOLOGY		12,087,516
MATERIALS – 2.2%
Chemicals – 1.9%
LYB International Finance III LLC:
2.25% 10/1/30	368,000	365,654
2.875% 5/1/25	981,000	1,044,018
Nutrien Ltd. 4.00% 12/15/26	416,000	473,016
Nutrition & Biosciences, Inc.:
1.832% 10/15/27 (a)	1,072,000	1,076,906
3.468% 12/1/50 (a)	662,000	676,022
The Dow Chemical Co. 3.625% 5/15/26	1,040,000	1,155,335
The Mosaic Co. 3.25% 11/15/22	530,000	552,940
		5,343,891
Containers & Packaging – 0.1%
Avery Dennison Corp. 4.875% 12/6/28	325,000	387,626
Metals & Mining – 0.2%
Anglo American Capital PLC 5.375% 4/1/25 (a)	500,000	579,226
TOTAL MATERIALS		6,310,743
REAL ESTATE – 5.3%
Equity Real Estate Investment Trusts (REITs) – 3.9%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	1,141,000	1,075,493
4.70% 7/1/30	75,000	90,140
American Tower Corp. 2.40% 3/15/25	817,000	855,759
Brixmor Operating Partnership LP:
4.05% 7/1/30	639,000	707,643
4.125% 5/15/29	85,000	94,778
Camden Property Trust:
2.80% 5/15/30	65,000	68,844
3.15% 7/1/29	587,000	635,335
Crown Castle International Corp. 2.25% 1/15/31	1,123,000	1,103,116
Hudson Pacific Properties LP 3.95% 11/1/27	502,000	545,768
Kimco Realty Corp. 3.30% 2/1/25	311,000	336,407

	Principal Amount	Value

Lexington Realty Trust 4.40% 6/15/24	$ 242,000	$ 263,193
MPT Operating Partnership LP / MPT Finance Corp. 3.50% 3/15/31	856,000	871,066
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	587,000	615,985
4.375% 8/1/23	803,000	866,864
4.50% 1/15/25	204,000	222,257
Retail Properties of America, Inc.:
4.00% 3/15/25	15,000	15,784
4.75% 9/15/30	317,000	342,599
Simon Property Group LP 2.45% 9/13/29	772,000	784,041
STORE Capital Corp. 2.75% 11/18/30	67,000	66,843
VEREIT Operating Partnership LP:
2.20% 6/15/28	27,000	26,997
2.85% 12/15/32	73,000	72,831
Welltower, Inc.:
4.125% 3/15/29	596,000	675,546
4.50% 1/15/24	356,000	390,971
WP Carey, Inc. 2.40% 2/1/31	397,000	397,789
		11,126,049
Real Estate Management & Development – 1.4%
Brandywine Operating Partnership LP 3.95% 2/15/23	587,000	615,732
Corporate Office Properties LP 3.60% 5/15/23	204,000	215,658
Mack-Cali Realty LP 4.50% 4/18/22	269,000	274,467
Spirit Realty LP 2.10% 3/15/28	398,000	393,420
Tanger Properties LP 3.125% 9/1/26	1,210,000	1,252,073
Ventas Realty LP 3.00% 1/15/30	1,157,000	1,211,249
		3,962,599
TOTAL REAL ESTATE		15,088,648
UTILITIES – 8.4%
Electric Utilities – 2.8%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,001,000	2,201,708
4.973% 5/1/46	356,000	411,896
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50	51,000	57,816
See accompanying notes which are an integral part of the financial statements.
16	Semi-Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
Duke Energy Indiana LLC 4.90% 7/15/43	$ 88,000	$ 112,520
Emera US Finance LP 4.75% 6/15/46	356,000	416,269
Exelon Corp. 4.05% 4/15/30	40,000	45,806
FirstEnergy Corp.:
2.25% 9/1/30	639,000	600,468
4.40% 7/15/27	416,000	456,760
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	149,476
Puget Energy, Inc.:
3.65% 5/15/25	848,000	924,650
4.10% 6/15/30	1,121,000	1,251,815
5.625% 7/15/22	356,000	375,118
Xcel Energy, Inc. 3.50% 12/1/49	788,000	831,864
		7,836,166
Gas Utilities – 0.5%
Eastern Energy Gas Holdings LLC:
3.00% 11/15/29	838,000	892,678
3.90% 11/15/49	356,000	378,958
Southern Co. Gas Capital Corp. 4.40% 5/30/47	204,000	237,431
		1,509,067
Independent Power and Renewable Electricity Producers – 0.9%
AIA Group Ltd. 3.60% 4/9/29 (a)	650,000	715,582
Emera US Finance LP 3.55% 6/15/26	1,201,000	1,321,270
The AES Corp.:
3.30% 7/15/25 (a)	274,000	293,773
3.95% 7/15/30 (a)	322,000	351,782
		2,682,407
Multi-Utilities – 4.2%
Berkshire Hathaway Energy Co. 2.85% 5/15/51 (a)	1,136,000	1,065,431
Dominion Energy, Inc.:
2.715% 8/15/21	183,000	184,915
3.071% 8/15/24	881,000	948,581
4.25% 6/1/28	623,000	726,162
Duke Energy Corp.:
2.45% 6/1/30	68,000	69,177
4.20% 6/15/49	436,000	490,112
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	42,000	41,866
Edison International 3.55% 11/15/24	861,000	932,059

	Principal Amount	Value

Nevada Power Co. 3.70% 5/1/29	$ 302,000	$ 342,966
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	772,000	809,353
3.25% 4/1/26	881,000	966,495
NiSource, Inc.:
3.49% 5/15/27	444,000	490,968
3.95% 3/30/48	356,000	392,224
4.80% 2/15/44	288,000	351,646
ONE Gas, Inc. 2.00% 5/15/30	394,000	390,427
Sempra Energy:
3.75% 11/15/25	1,185,000	1,316,680
3.80% 2/1/38	472,000	521,734
The AES Corp.:
1.375% 1/15/26 (a)	342,000	338,203
2.45% 1/15/31 (a)	1,352,000	1,328,058
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	224,000	233,944
		11,941,001
TOTAL UTILITIES		23,968,641
TOTAL NONCONVERTIBLE BONDS (Cost $255,881,440)		263,912,177
U.S. Treasury Obligations – 3.3%

U.S. Treasury Bonds 2.00% 2/15/50 (Cost $10,348,476)	9,548,200	9,300,916
Foreign Government and Government Agency Obligations – 0.2%

Kingdom of Saudi Arabia 2.900% 10/22/25 (a)	200,000	213,500
State of Qatar 3.375% 3/14/24 (a)	260,000	280,069
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $459,493)		493,569
Municipal Securities – 0.2%

California Gen. Oblig. Series 2009 7.550% 4/1/39 (Cost $415,809)	280,000	468,336

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	17

Asset-Backed Securities – 0.0%
	Principal Amount	Value
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a) (Cost $126,097)	$ 126,097	$ 132,429

Money Market Fund – 3.7%
	Shares
Fidelity Cash Central Fund, 0.07% (e) (Cost $10,654,319)	10,652,169	10,654,300
TOTAL INVESTMENT IN SECURITIES – 100.3% (Cost $277,885,634)		284,961,727
NET OTHER ASSETS (LIABILITIES) – (0.3%)		(937,142)
NET ASSETS – 100.0%		$ 284,024,585

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,548,317 or 17.4 of net assets.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$4,849
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
18	Semi-Annual Report

Fidelity® Corporate Bond ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 263,912,177	$ —	$ 263,912,177	$ —
U.S. Treasury Obligations	9,300,916	—	9,300,916	—
Foreign Government and Government Agency Obligations	493,569	—	493,569	—
Municipal Securities	468,336	—	468,336	—
Asset-Backed Securities	132,429	—	132,429	—
Money Market Funds	10,654,300	10,654,300	—	—
Total Investments in Securities:	$ 284,961,727	$ 10,654,300	$ 274,307,427	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	84.1
United Kingdom	4.6
Canada	2.3
France	2.1
Switzerland	1.2
Ireland	1.0
Others (Individually Less Than 1%)	5.0
100.3%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	19

Fidelity® Limited Term Bond ETF
Schedule of Investments February 28, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 66.0%
	Principal Amount	Value
COMMUNICATION SERVICES – 3.5%
Diversified Telecommunication Services – 0.7%
AT&T, Inc. 1.65% 2/1/28	$ 872,000	$856,836
Verizon Communications, Inc. 5.15% 9/15/23	939,000	1,047,858
		1,904,694
Media – 1.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464% 7/23/22	1,901,000	1,989,164
Comcast Corp.:
3.70% 4/15/24	1,395,000	1,529,546
3.95% 10/15/25	151,000	170,038
Discovery Communications LLC 2.95% 3/20/23	690,000	723,234
		4,411,982
Wireless Telecommunication Services – 1.1%
NTT Finance Corp.:
0.583% 3/1/24 (a)	268,000	267,768
1.162% 4/3/26 (a)	562,000	559,477
1.591% 4/3/28 (a)	750,000	745,026
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.836% 3/22/22 (b)(c)	846,000	850,946
T-Mobile USA, Inc. 3.50% 4/15/25 (a)	393,000	424,923
		2,848,140
TOTAL COMMUNICATION SERVICES		9,164,816
CONSUMER DISCRETIONARY – 4.9%
Automobiles – 3.4%
American Honda Finance Corp. 0.40% 10/21/22	381,000	381,452
BMW US Capital LLC:
2.70% 4/6/22 (a)	472,000	483,196
3.45% 4/12/23 (a)	570,000	604,101
Daimler Finance North America LLC:
0.75% 3/1/24 (a)	658,000	659,089
1.45% 3/2/26 (a)	437,000	438,239
2.85% 1/6/22 (a)	300,000	306,333
General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.222% 11/17/23 (b)(c)	1,078,000	1,091,187
1.25% 1/8/26	1,076,000	1,063,845
1.70% 8/18/23	346,000	353,815
3.25% 1/5/23	948,000	991,670

	Principal Amount	Value

5.20% 3/20/23	$ 446,000	$ 486,322
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (a)	1,050,000	1,048,912
2.90% 5/13/22 (a)	700,000	720,512
4.00% 11/12/21 (a)	200,000	205,072
		8,833,745
Hotels, Restaurants & Leisure – 0.3%
McDonald's Corp.:
2.625% 1/15/22	621,000	633,661
3.30% 7/1/25	55,000	60,072
Starbucks Corp.:
1.30% 5/7/22	68,000	68,755
3.80% 8/15/25	126,000	140,653
		903,141
Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc. 0.80% 6/3/25	163,000	162,747
Leisure Products – 0.1%
Hasbro, Inc. 2.60% 11/19/22	138,000	142,665
Multiline Retail – 0.4%
Dollar Tree, Inc. 4.00% 5/15/25	742,000	825,508
The TJX Cos., Inc. 1.15% 5/15/28	295,000	285,947
		1,111,455
Specialty Retail – 0.6%
7-Eleven, Inc.:
0.80% 2/10/24 (a)	142,000	142,120
0.95% 2/10/26 (a)	677,000	666,701
1.30% 2/10/28 (a)	221,000	215,332
AutoZone, Inc.:
3.125% 7/15/23	163,000	172,208
3.625% 4/15/25	28,000	30,788
Ross Stores, Inc. 0.875% 4/15/26	373,000	366,745
The TJX Cos., Inc. 3.50% 4/15/25	92,000	100,909
		1,694,803
TOTAL CONSUMER DISCRETIONARY		12,848,556
CONSUMER STAPLES – 3.7%
Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	207,000	231,093
Molson Coors Brewing Co.:
3.00% 7/15/26	983,000	1,058,944

See accompanying notes which are an integral part of the financial statements.
20	Semi-Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Beverages – continued
3.50% 5/1/22	$ 210,000	$ 217,229
		1,507,266
Food & Staples Retailing – 0.2%
Costco Wholesale Corp. 1.375% 6/20/27	172,000	173,286
CVS Health Corp.:
3.35% 3/9/21	258,000	258,144
3.70% 3/9/23	159,000	169,171
		600,601
Food Products – 0.6%
McCormick & Co., Inc. 0.90% 2/15/26	1,000,000	983,620
Mondelez International, Inc.:
0.625% 7/1/22	409,000	410,582
2.125% 4/13/23	133,000	137,622
		1,531,824
Tobacco – 2.3%
Altria Group, Inc. 2.35% 5/6/25	138,000	144,219
BAT Capital Corp. 3.222% 8/15/24	499,000	536,376
BAT International Finance PLC:
1.668% 3/25/26	1,496,000	1,499,667
3.95% 6/15/25 (a)	986,000	1,086,532
Imperial Brands Finance PLC:
3.125% 7/26/24 (a)	250,000	266,164
3.75% 7/21/22 (a)	200,000	207,434
4.25% 7/21/25 (a)	750,000	835,023
Philip Morris International, Inc.:
0.875% 5/1/26	396,000	389,732
1.125% 5/1/23	379,000	385,249
1.50% 5/1/25	196,000	200,161
2.625% 2/18/22	93,000	94,942
2.875% 5/1/24	252,000	268,668
		5,914,167
TOTAL CONSUMER STAPLES		9,553,858
ENERGY – 6.3%
Oil, Gas & Consumable Fuels – 6.3%
BP Capital Markets America, Inc. 2.937% 4/6/23	77,000	81,129
Canadian Natural Resources Ltd.:
2.05% 7/15/25	203,000	207,807
3.45% 11/15/21	1,027,000	1,040,759
Cenovus Energy, Inc.:
3.00% 8/15/22	429,000	440,008
3.80% 9/15/23	375,000	396,218

	Principal Amount	Value

Chevron Corp. 1.554% 5/11/25	$ 361,000	$ 370,030
Chevron USA, Inc. 0.426% 8/11/23	187,000	187,276
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.421% 2/17/23 (b)(c)	253,000	253,541
Energy Transfer Operating LP:
2.90% 5/15/25	213,000	223,392
4.20% 9/15/23	269,000	289,709
4.25% 3/15/23	386,000	409,015
4.50% 4/15/24	472,000	517,509
Enterprise Products Operating LLC 2.85% 4/15/21	637,000	637,594
Equinor ASA:
1.75% 1/22/26	53,000	54,641
2.875% 4/6/25	335,000	359,523
Kinder Morgan Energy Partners LP 3.50% 9/1/23	303,000	322,964
Kinder Morgan, Inc. 3.15% 1/15/23	270,000	283,116
Marathon Petroleum Corp. 4.50% 5/1/23	523,000	564,417
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.33% 9/9/22 (b)(c)	412,000	412,280
1.75% 3/1/26	599,000	603,612
3.375% 3/15/23	336,000	352,298
4.50% 7/15/23	208,000	224,597
Occidental Petroleum Corp.:
2.90% 8/15/24	274,000	266,651
3.20% 8/15/26	201,000	192,498
Ovintiv Exploration, Inc. 5.625% 7/1/24	99,000	108,522
Petroleos Mexicanos:
6.49% 1/23/27	420,000	439,425
6.50% 3/13/27	600,000	622,500
Phillips 66:
1.30% 2/15/26	356,000	355,396
3.70% 4/6/23	551,000	586,768
3.85% 4/9/25	517,000	569,956
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	1,044,000	1,072,110
Shell International Finance BV 3.50% 11/13/23	70,000	75,793
Suncor Energy, Inc. 3.60% 12/1/24	315,000	345,023
The Williams Cos., Inc. 3.60% 3/15/22	918,000	942,493

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	21

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Total Capital International SA 2.75% 6/19/21	$ 132,000	$ 133,002
Valero Energy Corp.:
1.20% 3/15/24	525,000	529,501
2.70% 4/15/23	402,000	419,077
2.85% 4/15/25	604,000	637,362
Western Midstream Operating LP:
3 month U.S. LIBOR + 1.850% 2.325% 1/13/23 (b)(c)	101,000	99,431
4.35% 2/1/25	142,000	145,354
5.375% 6/1/21	468,000	468,000
TOTAL ENERGY		16,240,297
FINANCIALS – 30.8%
Banks – 13.4%
Bank of America Corp.:
1.319% 6/19/26 (c)	614,000	618,412
2.015% 2/13/26 (c)	1,722,000	1,780,447
4.20% 8/26/24	745,000	826,934
Barclays PLC 3.932% 5/7/25 (c)	1,500,000	1,633,365
BBVA USA:
2.875% 6/29/22	250,000	257,839
3.50% 6/11/21	266,000	267,635
BPCE SA 1.652% 10/6/26 (a)(c)	1,250,000	1,259,767
Canadian Imperial Bank of Commerce 0.95% 6/23/23	927,000	937,628
Capital One Bank USA N.A. 2.28% 1/28/26 (c)	350,000	361,507
Capital One N.A. 2.15% 9/6/22	250,000	256,487
CIT Bank N.A. 2.969% 9/27/25 (c)	325,000	342,063
CIT Group, Inc. 3.929% 6/19/24 (c)	40,000	42,350
Citibank N.A. 3.65% 1/23/24	250,000	271,954
Citigroup, Inc.:
1.122% 1/28/27 (c)	600,000	592,029
2.70% 10/27/22	2,309,000	2,394,921
3.106% 4/8/26 (c)	1,353,000	1,454,777
4.40% 6/10/25	491,000	551,473
Credit Suisse AG 1.00% 5/5/23	1,000,000	1,013,246
Discover Bank 3.35% 2/6/23	1,000,000	1,052,625

	Principal Amount	Value

First Republic Bank 1.912% 2/12/24 (c)	$ 250,000	$ 256,776
HSBC Holdings PLC 3.803% 3/11/25 (c)	250,000	271,417
ING Groep N.V. 3.15% 3/29/22	250,000	257,752
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	475,000	496,688
JPMorgan Chase & Co.:
2.083% 4/22/26 (c)	1,445,000	1,500,495
3.207% 4/1/23 (c)	316,000	325,785
3.22% 3/1/25 (c)	1,484,000	1,592,705
Lloyds Banking Group PLC:
1.326% 6/15/23 (c)	950,000	959,746
2.438% 2/5/26 (c)	200,000	208,850
National Bank of Canada 0.90% 8/15/23 (c)	750,000	755,472
Natwest Group PLC:
3.875% 9/12/23	500,000	539,636
4.519% 6/25/24 (c)	1,750,000	1,900,318
Regions Financial Corp. 2.25% 5/18/25	666,000	697,391
Royal Bank of Canada 1.15% 6/10/25	517,000	519,708
Santander Holdings USA, Inc.:
3.40% 1/18/23	474,000	496,424
3.45% 6/2/25	840,000	902,906
Societe Generale SA:
2.625% 10/16/24 (a)	200,000	210,600
3.875% 3/28/24 (a)	343,000	373,008
SVB Financial Group 3.125% 6/5/30	147,000	158,251
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	450,000	452,587
Synovus Financial Corp. 3.125% 11/1/22	139,000	144,052
The Toronto-Dominion Bank:
0.25% 1/6/23	710,000	709,424
0.75% 6/12/23	517,000	521,941
Wells Fargo & Co.:
1.654% 6/2/24 (c)	320,000	328,006
2.164% 2/11/26 (c)	2,094,000	2,177,516
2.406% 10/30/25 (c)	896,000	944,402
4.30% 7/22/27	626,000	722,622
Westpac Banking Corp. 4.11% 7/24/34 (c)	245,000	270,034
Zions Bancorp N.A. 3.35% 3/4/22	250,000	256,350
		34,866,321
See accompanying notes which are an integral part of the financial statements.
22	Semi-Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – 2.3%
Credit Suisse Group AG:
1.305% 2/2/27 (a)(c)	$ 500,000	$ 492,883
2.593% 9/11/25 (a)(c)	320,000	336,599
3.574% 1/9/23 (a)	750,000	769,491
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	180,000	186,064
3.20% 2/23/23	1,267,000	1,332,398
3.272% 9/29/25 (c)	626,000	678,767
Morgan Stanley:
2.72% 7/22/25 (c)	1,144,000	1,216,232
4.875% 11/1/22	406,000	435,285
Nasdaq, Inc. 0.445% 12/21/22	223,000	223,095
State Street Corp.:
2.825% 3/30/23 (c)	377,000	387,495
2.901% 3/30/26 (c)	16,000	17,255
		6,075,564
Consumer Finance – 3.7%
Ally Financial, Inc.:
1.45% 10/2/23	101,000	102,700
3.05% 6/5/23	315,000	331,225
5.125% 9/30/24	852,000	972,183
Capital One Financial Corp. 3.20% 1/30/23	1,802,000	1,892,888
Caterpillar Financial Services Corp.:
0.25% 3/1/23	650,000	649,275
3 month U.S. LIBOR + 0.220% 0.457% 1/6/22 (b)(c)	198,000	198,329
0.95% 5/13/22	371,000	373,972
CIT Group, Inc. 5.00% 8/1/23	675,000	736,594
Ford Motor Credit Co. LLC 3.339% 3/28/22	1,500,000	1,516,425
Synchrony Financial:
2.85% 7/25/22	154,000	158,639
4.25% 8/15/24	838,000	920,061
4.375% 3/19/24	533,000	585,007
Toyota Motor Credit Corp.:
0.50% 8/14/23	197,000	197,618
2.60% 1/11/22	887,000	904,293
		9,539,209
Diversified Financial Services – 6.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.75% 1/30/26	385,000	376,392
3.30% 1/23/23	300,000	311,947
4.875% 1/16/24	150,000	163,714

	Principal Amount	Value

Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	$ 335,000	$ 337,000
3.625% 5/1/22 (a)	37,000	37,691
3.95% 7/1/24 (a)	49,000	51,312
Bank of America Corp. 1.197% 10/24/26 (c)	681,000	680,398
Bank of Nova Scotia 0.55% 9/15/23	445,000	446,870
BNP Paribas SA:
1.323% 1/13/27 (a)(c)	653,000	646,800
2.219% 6/9/26 (a)(c)	400,000	414,607
3.50% 3/1/23 (a)	800,000	847,662
Deutsche Bank AG:
2.129% 11/24/26 (c)	338,000	341,830
2.222% 9/18/24 (c)	511,000	525,851
3.30% 11/16/22	1,250,000	1,303,334
E*TRADE Financial Corp. 2.95% 8/24/22	500,000	517,655
Goldman Sachs Group, Inc. 0.627% 11/17/23 (c)	494,000	495,524
HSBC Holdings PLC 1.589% 5/24/27 (c)	500,000	499,922
Intercontinental Exchange, Inc.:
0.70% 6/15/23	326,000	327,873
3.45% 9/21/23	157,000	168,446
International Lease Finance Corp. 5.875% 8/15/22	619,000	663,938
JPMorgan Chase & Co. 1.045% 11/19/26 (c)	988,000	977,972
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	750,000	756,373
2.193% 2/25/25	830,000	863,358
2.623% 7/18/22	250,000	257,757
3.218% 3/7/22	781,000	803,771
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	749,000	753,814
1.234% 5/22/27 (c)	550,000	544,223
Moody's Corp.:
2.625% 1/15/23	488,000	506,726
4.50% 9/1/22	341,000	357,655
4.875% 2/15/24	494,000	549,755
Morgan Stanley:
0.529% 1/25/24 (c)	632,000	632,322
0.56% 11/10/23 (c)	624,000	624,867
Societe Generale SA 1.488% 12/14/26 (a)(c)	648,000	644,019
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/25	400,000	406,249
		17,837,627

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	23

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – 4.5%
AIG Global Funding:
0.80% 7/7/23 (a)	$ 622,000	$ 627,727
2.30% 7/1/22 (a)	312,000	320,121
American International Group, Inc.:
4.20% 4/1/28	521,000	600,671
4.875% 6/1/22	1,211,000	1,278,229
Aon Corp. 2.20% 11/15/22	382,000	393,960
Athene Global Funding 0.95% 1/8/24 (a)	645,000	646,256
Empower Finance 2020 LP 1.357% 9/17/27 (a)	258,000	254,713
Equitable Financial Life Global Funding:
0.50% 11/17/23 (a)	544,000	544,539
1.40% 8/27/27 (a)	544,000	536,386
Equitable Holdings, Inc. 3.90% 4/20/23	383,000	409,774
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/25 (a)	902,000	893,131
Guardian Life Global Funding:
1.10% 6/23/25 (a)	315,000	314,605
1.40% 7/6/27 (a)	718,000	715,915
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	251,000	253,856
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	442,000	451,069
3.875% 3/15/24	362,000	397,068
4.80% 7/15/21	213,000	214,152
MassMutual Global Funding II 0.85% 6/9/23 (a)	500,000	505,557
Met Tower Global Funding 0.55% 7/13/22 (a)	419,000	420,583
Metropolitan Life Global Funding I 0.90% 6/8/23 (a)	723,000	731,166
New York Life Global Funding 1.10% 5/5/23 (a)	134,000	136,092
Pacific Life Global Funding II 1.20% 6/24/25 (a)	575,000	577,651
Pricoa Global Funding I 2.40% 9/23/24 (a)	317,000	336,593
		11,559,814
TOTAL FINANCIALS		79,878,535
HEALTH CARE – 4.4%
Biotechnology – 0.1%
Amgen, Inc. 2.65% 5/11/22	126,000	128,850

	Principal Amount	Value

Health Care Equipment & Supplies – 0.8%
Alcon Finance Corp. 2.75% 9/23/26 (a)	$ 200,000	$ 215,212
Becton Dickinson & Co. 2.894% 6/6/22	617,000	634,781
Boston Scientific Corp.:
1.90% 6/1/25	247,000	256,371
3.45% 3/1/24	819,000	881,503
		1,987,867
Health Care Providers & Services – 0.9%
Anthem, Inc. 2.95% 12/1/22	486,000	505,874
Centene Corp. 4.75% 1/15/25	416,000	426,400
Cigna Corp.:
3.40% 9/17/21	379,000	385,583
3.75% 7/15/23	571,000	614,398
UnitedHealth Group, Inc.:
1.25% 1/15/26	28,000	28,293
3.35% 7/15/22	417,000	434,244
		2,394,792
Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	1,002,000	1,089,217
Pharmaceuticals – 2.2%
AbbVie, Inc.:
2.30% 11/21/22	190,000	196,128
3.45% 3/15/22	1,421,000	1,458,660
Bayer US Finance II LLC:
3.50% 6/25/21 (a)	500,000	503,688
4.25% 12/15/25 (a)	550,000	619,430
Bristol-Myers Squibb Co.:
2.60% 5/16/22	251,000	258,058
2.90% 7/26/24	306,000	329,857
3.20% 6/15/26	459,000	505,334
Elanco Animal Health, Inc.:
4.912% 8/27/21	213,000	215,929
5.272% 8/28/23	208,000	223,600
Utah Acquisition Sub, Inc. 3.15% 6/15/21	1,098,000	1,104,530
Viatris, Inc.:
1.125% 6/22/22 (a)	70,000	70,610
1.65% 6/22/25 (a)	283,000	287,306
		5,773,130
TOTAL HEALTH CARE		11,373,856
INDUSTRIALS – 3.1%
Aerospace & Defense – 0.5%
The Boeing Co.:
1.167% 2/4/23	435,000	436,841
See accompanying notes which are an integral part of the financial statements.
24	Semi-Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Aerospace & Defense – continued
1.95% 2/1/24	$ 393,000	$402,862
4.875% 5/1/25	368,000	411,425
		1,251,128
Airlines – 0.3%
American Airlines Pass Through Trust 3.85% 8/15/29	364,367	330,416
Delta Air Lines, Inc. 2.90% 10/28/24	306,000	304,562
United Airlines Pass Through Trust 3.50% 11/1/29	262,896	251,832
		886,810
Building Products – 0.2%
Carrier Global Corp. 2.242% 2/15/25	458,000	477,820
Commercial Services & Supplies – 0.3%
Republic Services, Inc. 0.875% 11/15/25	741,000	732,027
Industrial Conglomerates – 0.5%
General Electric Co. 3.45% 5/1/27	426,000	467,875
Honeywell International, Inc. 0.483% 8/19/22	421,000	421,523
Roper Technologies, Inc.:
1.00% 9/15/25	48,000	47,690
2.80% 12/15/21	170,000	172,918
3.65% 9/15/23	152,000	163,932
		1,273,938
Machinery – 0.7%
Deere & Co. 2.75% 4/15/25	22,000	23,630
John Deere Capital Corp.:
0.70% 7/5/23	140,000	141,367
2.60% 3/7/24	317,000	337,889
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 0.688% 4/5/23 (b)(c)	163,000	163,046
2.056% 4/5/25	582,000	607,005
Wabtec Corp. 4.40% 3/15/24	591,000	645,468
		1,918,405
Trading Companies & Distributors – 0.6%
Air Lease Corp.:
0.70% 2/15/24	337,000	333,934
2.50% 3/1/21	132,000	132,000
2.625% 7/1/22	801,000	820,607

	Principal Amount	Value

3.375% 6/1/21	$ 274,000	$ 275,933
		1,562,474
TOTAL INDUSTRIALS		8,102,602
INFORMATION TECHNOLOGY – 2.1%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24	37,000	39,582
IT Services – 0.4%
PayPal Holdings, Inc.:
1.35% 6/1/23	171,000	174,490
1.65% 6/1/25	100,000	102,672
The Western Union Co. 4.25% 6/9/23	777,000	836,294
		1,113,456
Semiconductors & Semiconductor Equipment – 0.8%
Broadcom, Inc. 1.95% 2/15/28 (a)	1,050,000	1,035,094
Micron Technology, Inc.:
2.497% 4/24/23	163,000	169,791
4.185% 2/15/27	696,000	792,310
		1,997,195
Software – 0.3%
Microsoft Corp. 2.40% 8/8/26	709,000	757,541
Technology Hardware, Storage & Peripherals – 0.6%
Apple, Inc. 2.45% 8/4/26	709,000	755,037
Dell International LLC / EMC Corp. 5.45% 6/15/23 (a)	813,000	891,811
		1,646,848
TOTAL INFORMATION TECHNOLOGY		5,554,622
MATERIALS – 0.7%
Chemicals – 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (a)	127,000	134,375
LYB International Finance III LLC 1.25% 10/1/25	307,000	306,798
Nutrition & Biosciences, Inc.:
0.697% 9/15/22 (a)	66,000	66,283
1.23% 10/1/25 (a)	393,000	391,290
The Mosaic Co. 3.25% 11/15/22	838,000	874,272
TOTAL MATERIALS		1,773,018

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	25

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – 1.9%
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp. 1.30% 9/15/25	$ 129,000	$ 129,691
Boston Properties LP 3.20% 1/15/25	770,000	827,747
Crown Castle International Corp. 1.35% 7/15/25	27,000	27,167
Healthcare Trust of America Holdings LP 3.50% 8/1/26	30,000	33,186
Omega Healthcare Investors, Inc. 4.375% 8/1/23	833,000	899,251
Retail Properties of America, Inc. 4.00% 3/15/25	150,000	157,839
SBA Tower Trust:
1.884% 7/15/50 (a)	86,000	88,701
2.836% 1/15/50 (a)	137,000	145,047
Simon Property Group LP 2.75% 6/1/23	709,000	742,511
VEREIT Operating Partnership LP 2.20% 6/15/28	24,000	23,998
Welltower, Inc.:
3.625% 3/15/24	210,000	227,771
3.95% 9/1/23	210,000	226,987
		3,529,896
Real Estate Management & Development – 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,489
4.10% 10/1/24	19,000	20,426
Spirit Realty LP 2.10% 3/15/28	359,000	354,869
Ventas Realty LP:
2.65% 1/15/25	199,000	210,233
3.00% 1/15/30	316,000	330,817
3.125% 6/15/23	203,000	213,381
3.50% 4/15/24	129,000	139,617
		1,279,832
TOTAL REAL ESTATE		4,809,728
UTILITIES – 4.6%
Electric Utilities – 1.0%
Berkshire Hathaway Energy Co. 2.80% 1/15/23	139,000	144,935
Cleco Corporate Holdings LLC 3.743% 5/1/26	350,000	385,106
Exelon Corp. 3.497% 6/1/22	900,000	932,587

	Principal Amount	Value

FirstEnergy Corp.:
1.60% 1/15/26	$ 29,000	$ 28,492
2.05% 3/1/25	138,000	138,604
ITC Holdings Corp. 2.70% 11/15/22	154,000	159,700
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.501% 12/3/21 (b)(c)	365,000	365,280
The Southern Co.:
0.60% 2/26/24	238,000	237,714
2.35% 7/1/21	138,000	138,676
		2,531,094
Independent Power and Renewable Electricity Producers – 0.4%
Emera US Finance LP 2.70% 6/15/21	445,000	447,073
The AES Corp. 3.30% 7/15/25 (a)	611,000	655,092
		1,102,165
Multi-Utilities – 3.2%
CenterPoint Energy, Inc.:
3 month U.S. LIBOR + 0.500% 1.00% 3/2/23 (b)(c)	553,000	553,083
2.50% 9/1/22	430,000	443,003
Dominion Energy Gas Holdings LLC 2.50% 11/15/24	373,000	395,414
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.747% 9/15/23 (b)(c)	604,000	605,293
2.00% 8/15/21	1,226,000	1,232,704
2.715% 8/15/21	457,000	461,781
DTE Energy Co.:
0.55% 11/1/22	393,000	393,815
2.25% 11/1/22	306,000	315,165
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.599% 7/28/23 (b)(c)	639,000	639,027
2.85% 4/1/25	78,000	83,747
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.452% 2/22/23 (b)(c)	650,000	650,227
2.75% 5/1/25	786,000	838,546
NiSource, Inc.:
0.95% 8/15/25	564,000	557,502
2.95% 9/1/29	207,000	219,156
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	139,000	140,458
2.65% 11/15/22	409,000	423,867
Sempra Energy 2.90% 2/1/23	201,000	209,943
See accompanying notes which are an integral part of the financial statements.
26	Semi-Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.57% 9/14/23 (b)(c)	$ 103,000	$103,022
Virginia Electric & Power Co. 2.75% 3/15/23	133,000	138,686
		8,404,439
TOTAL UTILITIES		12,037,698
TOTAL NONCONVERTIBLE BONDS (Cost $169,467,729)		171,337,586
U.S. Treasury Obligations – 21.4%

U.S. Treasury Notes:
0.125% 8/15/23 to 2/15/24	11,856,100	11,820,908
0.25% 7/31/25	13,536,400	13,327,538
0.375% 4/30/25	15,684,000	15,571,884
0.625% 11/30/27	360,000	349,256
0.875% 2/29/28 to 11/15/30	5,267,300	5,238,167
2.125% 3/31/24	2,001,900	2,113,959
2.375% 8/15/24	6,619,900	7,075,018
TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,779,573)		55,496,730
Asset-Backed Securities – 5.4%

AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	223,045	224,356
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88% 8/15/25 (a)	100,000	100,085
Ajax Mortgage Loan Trust Series 2021-B, Class A 2.239% 6/25/66 (a)	289,000	288,437
AmeriCredit Automobile Receivables Trust Series 2019-3, Class A2A 2.17% 1/18/23	41,838	41,955
BA Credit Card Trust Series 2020-A1, Class A1 0.34% 5/15/26	625,000	623,029
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1 2.84% 12/15/24	331,000	339,294
CarMax Auto Owner Trust Series 2019-1, Class A3 3.05% 3/15/24	166,316	169,583
CarMax Auto Owner Trust Series 2020-4, Class A3 0.50% 8/15/25	296,000	296,738

	Principal Amount	Value
Carmax Auto Owner Trust Series 2021-1, A3 0.34% 12/15/25	$ 371,000	$ 370,394
Castlelake Aircraft Structured Trust Series 2021-1A, Class A 3.474% 1/15/46 (a)	248,613	252,070
CF Hippolyta LLC Series 2020-1, Class A1 1.69% 7/15/60 (a)	514,410	517,449
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.87% 8/16/32 (a)	774,067	780,234
Consumer Loan Underlying Bond CLUB Credit Certificate Issuer Trust Series 2019-HP1, Class A 2.59% 12/15/26 (a)	288,313	291,769
Consumer Loan Underlying Bond CLUB Credit Trust Series 2019-P2, Class A 2.47% 10/15/26 (a)	71,319	71,689
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class A 2.26% 3/15/28 (a)	137,557	138,545
Dell Equipment Finance Trust Series 2019-2, Class A2 1.95% 12/22/21 (a)	106,701	107,225
Dell Equipment Finance Trust Series 2019-2, Class A3 1.91% 10/22/24 (a)	110,000	111,429
Dell Equipment Finance Trust Series 2020-2, Class A2 0.47% 10/24/22 (a)	180,000	180,231
Dell Equipment Finance Trust Series 2020-2, Class A3 0.57% 10/23/23 (a)	219,000	219,676
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% 7/15/24	241,000	246,911
DLL LLC Series 2019-MT3, Class A2 2.13% 1/20/22 (a)	67,696	67,874
DLL LLC Series 2019-MT3, Class A3 2.08% 2/21/23 (a)	105,000	106,276
Enterprise Fleet Financing LLC Series 2020-2, Class A2 0.61% 7/20/26 (a)	460,000	461,425
Enterprise Fleet Funding LLC Series 2021-1, Class A2 0.44% 12/21/26 (a)	229,000	228,920
Finance of America HECM Buyout Series 2021-HB1, Class A 0.875% 2/25/31 (a)(c)	162,000	162,000
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (a)	250,000	270,673

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	27

Asset-Backed Securities – continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2020-2, Class A 1.06% 4/15/33 (a)	$ 726,000	$ 724,510
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1 0.70% 9/15/25	900,000	905,086
GM Financial Automobile Leasing Trust Series 2020-3, Class A3 0.45% 8/21/23	235,000	235,706
GM Financial Consumer Automobile Receivables Trust 2020-4, Class A3 0.38% 8/18/25	342,000	341,973
GMF Floorplan Owner Revolving Trust Series 2018-2, Class A1 3.13% 3/15/23 (a)	328,000	328,446
GMF Floorplan Owner Revolving Trust Series 2020-1, Class A 0.68% 8/15/25 (a)	169,000	169,902
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A 0.69% 10/15/25 (a)	403,000	404,870
HPEFS Equipment Trust Series 2020-2A, Class A2 0.65% 7/22/30 (a)	554,061	554,975
Hyundai Auto Lease Securitization Trust Series 2021-A, Class A3 0.33% 1/16/24 (a)	378,000	378,314
Hyundai Auto Receivables Trust Series 2019-B, Class A3 1.94% 2/15/24	198,000	201,146
John Deere Owner Trust Series 2020-A, Class A2 1.01% 1/17/23	105,938	106,246
Mercedes-Benz Auto Lease Trust Series 2019-B, Class A3 2.00% 10/17/22	150,000	151,544
Mercedes-Benz Auto Lease Trust Series 2020-B, Class A3 0.40% 11/15/23	180,000	180,368
MMAF Equipment Finance LLC Series 2019-B, Class A3 2.01% 12/12/24 (a)	202,000	207,572
Nationstar HECM Loan Trust Series 2019-2A, Class A 2.272% 11/25/29 (a)(c)	62,490	62,613
Nationstar HECM Loan Trust Series 2020-1A, Class A1 1.269% 9/25/30 (a)(c)	211,802	211,516
Santander Retail Auto Lease Trust Series 2020-B, Class A3 0.57% 4/22/24 (a)	445,000	445,140

	Principal Amount	Value
SoFi Consumer Loan Program Series 2019-4, Class A 2.45% 8/25/28 (a)	$ 81,060	$ 81,853
Tesla Auto Lease Trust Series 2019-A, Class A2 2.13% 4/20/22 (a)	285,184	287,462
Tesla Auto Lease Trust Series 2020-A, Class A2 0.55% 5/22/23 (a)	130,416	130,701
Tesla Auto Lease Trust Series 2020-A, Class A3 0.68% 12/20/23 (a)	174,000	175,218
Towd Point Mortgage Trust Series 2020-4, Class A1 1.75% 10/25/60 (a)	101,579	103,582
Upgrade Receivables Trust Series 2019-2A, Class A 2.77% 10/15/25 (a)	6,657	6,665
Upstart Securitization Trust Series 2021-1, Class A 0.87% 3/20/31 (a)	150,000	150,155
VCAT LLC Series 2021-NPL1, Class A1 2.289% 12/26/50 (a)	170,899	170,924
Verizon Owner Trust Series 2020-A, Class A1A 1.85% 7/22/24	318,000	324,959
Volvo Financial Equipment LLC Series 2019-2A, Class A3 2.04% 11/15/23 (a)	156,000	158,937
World Omni Automobile Lease Securitization Trust Series 2020-B, Class A3 0.45% 2/15/24	244,000	244,220
TOTAL ASSET-BACKED SECURITIES (Cost $14,025,663)		14,112,870
Collateralized Mortgage Obligations – 3.9%

PRIVATE SPONSOR – 3.4%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	138,000	140,567
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class ASB 3.429% 9/15/48	535,291	570,806
Barclay's Commercial Mortgage Trust Series 2017-C1, Class ASB 3.488% 2/15/50	500,000	542,828
Benchmark Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	224,267
See accompanying notes which are an integral part of the financial statements.
28	Semi-Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
BX Commercial Mortgage Trust Series 2019-XL, Class A 1 month U.S. LIBOR + 0.920% 1.032% 10/15/36 (a)(b)(c)	$ 383,516	$ 384,168
CFMT LLC Series 2021-HB5, Class A 0.801% 2/25/31 (a)(c)	199,000	198,777
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A 1 month U.S. LIBOR + 0.950% 1.062% 11/15/36 (a)(b)(c)	100,000	100,000
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683% 9/10/45 (a)	131,000	135,458
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	130,940	138,777
COMM Mortgage Trust Series 2013-CR13, Class AM 4.449% 11/10/46	131,000	142,614
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	205,846	209,395
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (a)	100,000	102,320
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	114,826
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	257,000	263,203
GS Mortgage Securities Trust Series 2013-GC16, Class AS 4.649% 11/10/46	255,000	277,137
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (a)	770,000	793,646
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13, Class A4 3.994% 1/15/46 (c)	162,575	173,697
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class A3A1 3.472% 7/15/47	104,689	105,013

	Principal Amount	Value

JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class A 1 month U.S. LIBOR + 1.000% 1.112% 9/15/29 (a)(b)(c)	$ 121,000	$ 121,245
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class AS 4.458% 1/15/47	327,000	354,749
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4 3.801% 9/15/47	331,000	360,629
Lanark Master Issuer PLC Series 2019-2A, Class 1A 2.71% 12/22/69 (a)	273,000	279,479
Lanark Master Issuer PLC Series 2020-1A, Class 1A 2.277% 12/22/69 (a)(c)	200,000	205,123
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class ASB 3.654% 4/15/47	447,112	468,127
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class ASB 3.326% 12/15/47	464,889	487,852
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A3 3.272% 1/15/49	132,209	141,886
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	302,000	315,354
New Residential Mortgage Loan Trust Series 2019-5A, Class A1B 3.50% 8/25/59 (a)(c)	120,741	125,742
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class AS 3.814% 8/10/49 (a)	239,000	248,511
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	207,672	212,076
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class ASB 3.571% 9/15/58	319,986	341,068
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class ASB 3.371% 9/15/57	306,675	327,229

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	29

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class ASB 3.453% 1/15/60	$ 281,000	$ 302,163
TOTAL PRIVATE SPONSOR		8,908,732
U.S. GOVERNMENT AGENCY – 0.5%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	63,460	66,371
Fannie Mae guaranteed REMIC Series 2019-33, Class N 3.00% 3/25/48	592,066	623,430
Fannie Mae guaranteed REMIC Series 2019-59, Class AB 2.50% 10/25/39	186,382	193,980
Federal Home Loan Mortgage Corp. REMIC Series 4433, Class DE 2.00% 8/15/32	32,445	32,665
Federal Home Loan Mortgage Corp. REMIC Series 4437, Class DE 2.00% 10/15/32	34,852	35,103
Federal Home Loan Mortgage Corp. REMIC Series 4903, Class DA 3.00% 10/25/48	239,889	254,294
TOTAL U.S. GOVERNMENT AGENCY		1,205,843
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,031,312)		10,114,575
U.S. Government Agency - Mortgage Securities – 1.9%

Fannie Mae – 1.1%
3.00% 12/1/31 to 3/1/50	2,226,904	2,367,821
4.50% 3/1/39 to 9/1/49	475,989	525,948
TOTAL FANNIE MAE		2,893,769
Freddie Mac – 0.8%
0.25% 8/24/23	677,000	677,881
2.00% 1/1/32	745,086	774,144
3.00% 2/1/34	521,245	551,679
TOTAL FREDDIE MAC		2,003,704
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,862,964)		4,897,473
Municipal Securities – 0.3%
	Principal Amount	Value
California Gen. Oblig. Series 2019 2.400% 10/1/25	$ 220,000	$ 235,770
New York Urban Dev. Corp. Rev. Series 2017 D:
2.55% 3/15/22	275,000	281,553
2.70% 3/15/23	235,000	245,942
TOTAL MUNICIPAL SECURITIES (Cost $731,635)		763,265
Foreign Government and Government Agency Obligations – 0.1%

United Mexican States 3.250% 4/16/30 (Cost $199,036)	200,000	202,875

Money Market Fund – 1.7%
	Shares
Fidelity Cash Central Fund, 0.07% (d) (Cost $4,359,065)	4,358,196	4,359,067
TOTAL INVESTMENT IN SECURITIES – 100.7% (Cost $259,456,977)		261,284,441
NET OTHER ASSETS (LIABILITIES) – (0.7%)		(1,719,198)
NET ASSETS – 100.0%		$ 259,565,243

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,918,809 or 16.5 of net assets.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
See accompanying notes which are an integral part of the financial statements.
30	Semi-Annual Report

Fidelity® Limited Term Bond ETF
Schedule of Investments (Unaudited)–continued
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$3,184
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 171,337,586	$ —	$ 171,337,586	$ —
U.S. Treasury Obligations	55,496,730	—	55,496,730	—
Asset-Backed Securities	14,112,870	—	14,112,870	—
Collateralized Mortgage Obligations	10,114,575	—	10,114,575	—
U.S. Government Agency - Mortgage Securities	4,897,473	—	4,897,473	—
Municipal Securities	763,265	—	763,265	—
Foreign Government and Government Agency Obligations	202,875	—	202,875	—
Money Market Funds	4,359,067	4,359,067	—	—
Total Investments in Securities:	$ 261,284,441	$ 4,359,067	$ 256,925,374	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	85.7
United Kingdom	4.0
Canada	2.9
Japan	2.3
France	1.7
Switzerland	1.0
Others (Individually Less Than 1%)	3.1
100.7%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	31

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments February 28, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 88.0%
	Principal Amount	Value
COMMUNICATION SERVICES – 5.0%
Diversified Telecommunication Services – 2.0%
AT&T, Inc. 3 month U.S. LIBOR + 1.180% 1.40% 6/12/24 (a)(b)	$ 1,470,000	$ 1,509,105
Verizon Communications, Inc.:
3 month U.S. LIBOR + 1.000% 1.219% 3/16/22 (a)(b)	1,903,000	1,921,930
3 month U.S. LIBOR + 1.100% 1.298% 5/15/25 (a)(b)	1,318,000	1,354,614
		4,785,649
Interactive Media & Services – 0.3%
Tencent Holdings Ltd.:
3 month U.S. LIBOR + 0.910% 1.135% 4/11/24 (a)(b)(c)	600,000	601,350
3 month U.S. LIBOR + 0.910% 1.135% 4/11/24 (a)(b)	200,000	200,806
		802,156
Media – 2.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3 month U.S. LIBOR + 1.650% 1.855% 2/1/24 (a)(b)	538,000	553,206
Comcast Corp.:
3 month U.S. LIBOR + 0.440% 0.678% 10/1/21 (a)(b)	640,000	641,532
3 month U.S. LIBOR + 0.630% 0.871% 4/15/24 (a)(b)	831,000	841,276
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 0.638% 4/1/21 (a)(b)(c)	700,000	700,295
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 0.441% 9/1/21 (a)(b)	2,350,000	2,352,397
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.621% 3/4/22 (a)(b)	734,000	736,323
		5,825,029
Wireless Telecommunication Services – 0.2%
Vodafone Group PLC 3 month U.S. LIBOR + 0.990% 1.213% 1/16/24 (a)(b)	399,000	405,965
TOTAL COMMUNICATION SERVICES		11,818,799
CONSUMER DISCRETIONARY – 3.0%
Automobiles – 2.3%
BMW US Capital LLC:
3 month U.S. LIBOR + 0.500% 0.698% 8/13/21 (a)(b)(c)	332,000	332,692

	Principal Amount	Value

3 month U.S. LIBOR + 0.530% 0.764% 4/14/22 (a)(b)(c)	$ 584,000	$ 586,388
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.550% 0.742% 5/4/21 (a)(b)(c)	376,000	376,374
3 month U.S. LIBOR + 0.840% 1.032% 5/4/23 (a)(b)(c)	900,000	910,727
3 month U.S. LIBOR + 0.900% 1.094% 2/15/22 (a)(b)(c)	450,000	453,426
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.880% 1.104% 10/12/21 (a)(b)	600,000	597,798
3 month U.S. LIBOR + 1.080% 1.276% 8/3/22 (a)(b)	200,000	198,500
3 month U.S. LIBOR + 1.235% 1.429% 2/15/23 (a)(b)	600,000	591,000
Nissan Motor Acceptance Corp.:
3 month U.S. LIBOR + 0.690% 0.941% 9/28/22 (a)(b)(c)	370,000	369,261
3 month U.S. LIBOR + 0.890% 1.115% 1/13/22 (a)(b)(c)	50,000	50,118
Volkswagen Group of America Finance LLC:
3 month U.S. LIBOR + 0.860% 1.098% 9/24/21 (a)(b)(c)	600,000	602,685
3 month U.S. LIBOR + 0.940% 1.141% 11/12/21 (a)(b)(c)	400,000	402,388
		5,471,357
Hotels, Restaurants & Leisure – 0.5%
McDonald's Corp. 3 month U.S. LIBOR + 0.430% 0.649% 10/28/21 (a)(b)	1,122,000	1,124,730
Internet & Direct Marketing Retail – 0.2%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 1.082% 1/30/23 (a)(b)	535,000	541,420
Specialty Retail – 0.0%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.501% 3/1/22 (a)(b)	116,000	116,285
TOTAL CONSUMER DISCRETIONARY		7,253,792
CONSUMER STAPLES – 1.2%
Beverages – 0.1%
PepsiCo, Inc. 3 month U.S. LIBOR + 0.365% 0.567% 5/2/22 (a)(b)	184,000	184,702

See accompanying notes which are an integral part of the financial statements.
32	Semi-Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Food & Staples Retailing – 0.4%
Campbell Soup Co. 3 month U.S. LIBOR + 0.630% 0.847% 3/15/21 (a)(b)	$ 318,000	$ 318,062
CVS Health Corp. 3 month U.S. LIBOR + 0.720% 0.95% 3/9/21 (a)(b)	377,000	377,057
Reckitt Benckiser Treasury Services PLC 3 month U.S. LIBOR + 0.560% 0.798% 6/24/22 (a)(b)(c)	200,000	201,211
Walmart, Inc. 3 month U.S. LIBOR + 0.230% 0.475% 6/23/21 (a)(b)	120,000	120,096
		1,016,426
Food Products – 0.5%
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 0.763% 4/16/21 (a)(b)	508,000	508,337
3 month U.S. LIBOR + 1.010% 1.233% 10/17/23 (a)(b)	792,000	805,242
		1,313,579
Tobacco – 0.2%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 1.074% 8/15/22 (a)(b)	438,000	441,859
TOTAL CONSUMER STAPLES		2,956,566
ENERGY – 3.0%
Oil, Gas & Consumable Fuels – 3.0%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 0.889% 9/19/22 (a)(b)	39,000	39,217
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 0.712% 3/3/22 (a)(b)	1,752,000	1,760,418
3 month U.S. LIBOR + 0.530% 0.724% 11/15/21 (a)(b)	320,000	321,116
3 month U.S. LIBOR + 0.530% 0.762% 3/3/22 (a)(b)	44,000	44,220
3 month U.S. LIBOR + 0.900% 1.103% 5/11/23 (a)(b)	750,000	764,538
ConocoPhillips Co. 3 month U.S. LIBOR + 0.900% 1.098% 5/15/22 (a)(b)	216,000	218,014
Exxon Mobil Corp.:
3 month U.S. LIBOR + 0.330% 0.524% 8/16/22 (a)(b)	1,450,000	1,456,287
3 month U.S. LIBOR + 0.370% 0.595% 3/6/22 (a)(b)	52,000	52,180

	Principal Amount	Value

MPLX LP 3 month U.S. LIBOR + 1.100% 1.33% 9/9/22 (a)(b)	$ 1,734,000	$ 1,735,179
Shell International Finance BV 3 month U.S. LIBOR + 0.400% 0.594% 11/13/23 (a)(b)	865,000	870,449
TOTAL ENERGY		7,261,618
FINANCIALS – 63.0%
Banks – 29.9%
ABN AMRO Bank N.V. 3 month U.S. LIBOR + 0.570% 0.76% 8/27/21 (a)(b)(c)	1,200,000	1,203,036
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 1.19% 6/14/23 (a)(b)(c)	1,200,000	1,219,431
Banco Santander SA 3 month U.S. LIBOR + 1.560% 1.785% 4/11/22 (a)(b)	400,000	405,841
Bank of America Corp. 3 month U.S. LIBOR + 0.770% 0.965% 2/5/26 (a)(b)	999,000	1,009,859
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.63% 9/10/21 (a)(b)	1,428,000	1,430,852
3 month U.S. LIBOR + 0.460% 0.685% 4/13/21 (a)(b)	61,000	61,035
3 month U.S. LIBOR + 0.570% 0.821% 3/26/22 (a)(b)	712,000	716,365
3 month U.S. LIBOR + 0.630% 0.851% 9/11/22 (a)(b)	440,000	443,983
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.960% 1.184% 7/20/23 (a)(b)(c)	600,000	610,735
Barclays PLC:
3 month U.S. LIBOR + 1.380% 1.574% 5/16/24 (a)(b)	800,000	815,664
3 month U.S. LIBOR + 1.430% 1.624% 2/15/23 (a)(b)	1,200,000	1,213,130
3 month U.S. LIBOR + 2.110% 2.305% 8/10/21 (a)(b)	630,000	635,391
BPCE SA:
3 month U.S. LIBOR + 0.880% 1.071% 5/31/22 (a)(b)	750,000	757,174
3 month U.S. LIBOR + 1.220% 1.402% 5/22/22 (a)(b)(c)	250,000	252,918
3 month U.S. LIBOR + 1.240% 1.46% 9/12/23 (a)(b)(c)	250,000	255,546

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	33

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.660% 0.88% 9/13/23 (a)(b)	$ 654,000	$ 662,073
3 month U.S. LIBOR + 0.720% 0.939% 6/16/22 (a)(b)	116,000	117,025
Citibank N.A. 3 month U.S. LIBOR + 0.570% 0.788% 7/23/21 (a)(b)	500,000	500,892
Citigroup, Inc. 3 month U.S. LIBOR + 1.023% 1.214% 6/1/24 (a)(b)	492,000	499,543
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.680% 0.916% 9/18/22 (a)(b)(c)	351,000	354,145
3 month U.S. LIBOR + 0.700% 0.919% 3/16/23 (a)(b)(c)	852,000	861,524
3 month U.S. LIBOR + 0.700% 0.93% 3/10/22 (a)(b)(c)	1,575,000	1,585,552
3 month U.S. LIBOR + 0.820% 1.051% 6/4/24 (a)(b)(c)	103,000	105,027
Cooperatieve Rabobank UA 3 month U.S. LIBOR + 0.480% 0.705% 1/10/23 (a)(b)	1,000,000	1,006,837
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 2.513% 4/16/21 (a)(b)	3,500,000	3,509,836
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 1.28% 9/12/23 (a)(b)(c)	800,000	806,933
Fifth Third Bank N.A. 3 month U.S. LIBOR + 0.440% 0.655% 7/26/21 (a)(b)	800,000	801,083
ING Groep N.V.:
3 month U.S. LIBOR + 1.000% 1.238% 10/2/23 (a)(b)	1,000,000	1,019,740
3 month U.S. LIBOR + 1.150% 1.401% 3/29/22 (a)(b)	200,000	202,194
Lloyds Banking Group PLC 3 month U.S. LIBOR + 0.800% 1.039% 6/21/21 (a)(b)	2,200,000	2,205,104
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.865% 7/26/21 (a)(b)	3,082,000	3,089,558
3 month U.S. LIBOR + 0.740% 0.968% 3/2/23 (a)(b)	306,000	308,919
3 month U.S. LIBOR + 0.790% 1.008% 7/25/22 (a)(b)	2,703,000	2,726,986

	Principal Amount	Value

3 month U.S. LIBOR + 0.860% 1.075% 7/26/23 (a)(b)	$ 1,072,000	$ 1,087,011
3 month U.S. LIBOR + 0.920% 1.102% 2/22/22 (a)(b)	1,640,000	1,653,307
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.790% 1.015% 3/5/23 (a)(b)	600,000	606,215
3 month U.S. LIBOR + 0.840% 1.063% 7/16/23 (a)(b)	800,000	806,310
3 month U.S. LIBOR + 0.880% 1.101% 9/11/22 (a)(b)	400,000	404,559
3 month U.S. LIBOR + 0.940% 1.13% 2/28/22 (a)(b)	3,000,000	3,025,663
3 month U.S. LIBOR + 1.000% 1.221% 9/11/24 (a)(b)	800,000	812,791
3 month U.S. LIBOR + 1.140.% 1.36% 9/13/21 (a)(b)	200,000	201,161
National Australia Bank Ltd.:
3 month U.S. LIBOR + 0.710% 0.902% 11/4/21 (a)(b)(c)	2,750,000	2,762,780
3 month U.S. LIBOR + 0.720% 0.902% 5/22/22 (a)(b)(c)	1,000,000	1,007,769
3 month U.S. LIBOR + 1.000% 1.224% 7/12/21 (a)(b)(c)	1,500,000	1,505,823
PNC Bank N.A.:
3 month U.S. LIBOR + 0.325% 0.501% 2/24/23 (a)(b)	1,250,000	1,253,475
3 month U.S. LIBOR + 0.450% 0.672% 7/22/22 (a)(b)	800,000	801,568
3 month U.S. LIBOR + 0.500% 0.713% 7/27/22 (a)(b)	250,000	251,586
Royal Bank of Canada:
3 month U.S. LIBOR + 0.390% 0.602% 4/30/21 (a)(b)	1,338,000	1,338,866
3 month U.S. LIBOR + 0.470% 0.682% 4/29/22 (a)(b)	1,884,000	1,892,791
3 month U.S. LIBOR + 0.660% 0.898% 10/5/23 (a)(b)	860,000	871,592
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 0.622% 5/17/21 (a)(b)(c)	200,000	200,177
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 0.963% 10/18/22 to 1/17/23 (a)(b)	392,000	395,651
3 month U.S. LIBOR + 0.780% 1.004% 7/12/22 (a)(b)	18,000	18,173
3 month U.S. LIBOR + 0.800% 1.023% 10/16/23 (a)(b)	268,000	272,314
See accompanying notes which are an integral part of the financial statements.
34	Semi-Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 0.860% 1.083% 7/19/23 (a)(b)	$ 1,932,000	$ 1,958,740
3 month U.S. LIBOR + 1.110% 1.344% 7/14/21 (a)(b)	990,000	993,930
3 month U.S. LIBOR + 1.140% 1.363% 10/19/21 (a)(b)	311,000	313,170
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 0.646% 5/24/21 (a)(b)	1,000,000	1,001,061
Swedbank AB 3 month U.S. LIBOR + 0.700% 0.92% 3/14/22 (a)(b)(c)	400,000	402,284
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.640% 0.863% 7/19/23 (a)(b)	641,000	648,775
3 month U.S. LIBOR + 1.000% 1.237% 4/7/21 (a)(b)	1,256,000	1,257,340
Truist Bank 3 month U.S. LIBOR + 0.590% 0.792% 8/2/22 (a)(b)	287,000	287,610
US Bank N.A. 3 month U.S. LIBOR + 0.180% 0.404% 1/21/22 (a)(b)	250,000	250,313
Wells Fargo & Co.:
3 month U.S. LIBOR + 1.025% 1.24% 7/26/21 (a)(b)	3,597,000	3,611,147
3 month U.S. LIBOR + 1.110% 1.328% 1/24/23 (a)(b)	137,000	138,176
3 month U.S. LIBOR + 1.230% 1.442% 10/31/23 (a)(b)	2,074,000	2,110,450
3 month U.S. LIBOR + 1.340% 1.571% 3/4/21 (a)(b)	598,000	598,048
Wells Fargo Bank N.A.:
3 month U.S. LIBOR + 0.510% 0.732% 10/22/21 (a)(b)	500,000	501,340
3 month U.S. LIBOR + 0.620% 0.81% 5/27/22 (a)(b)	250,000	250,346
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.390% 0.615% 1/13/23 (a)(b)	500,000	502,318
3 month U.S. LIBOR + 0.570% 0.795% 1/11/23 (a)(b)	1,328,000	1,340,915
3 month U.S. LIBOR + 0.720% 0.914% 5/15/23 (a)(b)	699,000	707,974
3 month U.S. LIBOR + 0.770% 0.96% 2/26/24 (a)(b)	172,000	174,879
3 month U.S. LIBOR + 0.710% 0.961% 6/28/22 (a)(b)	846,000	853,018

	Principal Amount	Value

3 month U.S. LIBOR + 0.850% 1.031% 8/19/21 (a)(b)	$ 267,000	$268,012
3 month U.S. LIBOR + 0.850% 1.075% 1/11/22 (a)(b)	758,000	763,197
		71,496,556
Capital Markets – 1.2%
Intercontinental Exchange, Inc. 3 month U.S. LIBOR + 0.650% 0.867% 6/15/23 (a)(b)(d)	1,000,000	1,002,600
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.635% 11/1/21 (a)(b)	374,000	374,842
The Bank of New York Mellon Corp. 3 month U.S. LIBOR + 1.050% 1.262% 10/30/23 (a)(b)	1,115,000	1,132,153
The Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 0.502% 5/21/21 (a)(b)	437,000	437,207
		2,946,802
Consumer Finance – 5.4%
Air Lease Corp. 3 month U.S. LIBOR + 0.670% 0.902% 6/3/21 (a)(b)	414,000	414,241
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.795% 11/5/21 (a)(b)	149,000	149,489
3 month U.S. LIBOR + 0.620% 0.802% 5/20/22 (a)(b)	294,000	295,840
3 month U.S. LIBOR + 0.650% 0.84% 2/27/23 (a)(b)	26,000	26,269
3 month U.S. LIBOR + 0.750% 0.946% 8/3/23 (a)(b)	1,424,000	1,444,198
American Express Credit Corp. 3 month U.S. LIBOR + 0.700% 0.932% 3/3/22 (a)(b)	706,000	710,342
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.370% 0.565% 5/10/23 (a)(b)	660,000	662,807
3 month U.S. LIBOR + 0.350% 0.571% 6/11/21 (a)(b)	840,000	840,804
3 month U.S. LIBOR + 0.420% 0.646% 9/8/23 (a)(b)	900,000	904,384
3 month U.S. LIBOR + 0.540% 0.791% 6/27/22 (a)(b)	398,000	400,393
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.720% 0.932% 1/30/23 (a)(b)	1,264,000	1,274,977
3 month U.S. LIBOR + 0.950% 1.18% 3/9/22 (a)(b)	564,000	568,446

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	35

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.230% 0.447% 3/15/21 (a)(b)	$ 935,000	$ 935,094
3 month U.S. LIBOR + 0.280% 0.505% 9/7/21 (a)(b)	97,000	97,135
3 month U.S. LIBOR + 0.300% 0.526% 3/8/21 (a)(b)	200,000	200,013
3 month U.S. LIBOR + 0.390% 0.582% 5/17/21 (a)(b)	196,000	196,146
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.280% 0.505% 4/13/21 (a)(b)	186,000	186,070
3 month U.S. LIBOR + 0.290% 0.527% 10/7/21 (a)(b)	1,382,000	1,384,181
3 month U.S. LIBOR + 0.400% 0.592% 5/17/22 (a)(b)	452,000	453,712
3 month U.S. LIBOR + 0.480% 0.706% 9/8/22 (a)(b)	1,740,000	1,751,902
		12,896,443
Diversified Financial Services – 24.5%
Bank of America Corp.:
3 month U.S. LIBOR + 0.650% 0.901% 6/25/22 (a)(b)	972,000	973,976
3 month U.S. LIBOR + 0.790% 1.015% 3/5/24 (a)(b)	980,000	990,485
3 month U.S. LIBOR + 0.960% 1.178% 7/23/24 (a)(b)	1,672,000	1,699,187
3 month U.S. LIBOR + 1.000% 1.218% 4/24/23 (a)(b)	2,185,000	2,208,247
3 month U.S. LIBOR + 1.160% 1.384% 1/20/23 (a)(b)	782,000	789,706
3 month U.S. LIBOR + 1.180% 1.404% 10/21/22 (a)(b)	1,509,000	1,519,699
Citigroup, Inc.:
3 month U.S. LIBOR + 0.950% 1.168% 7/24/23 (a)(b)	908,000	917,107
3 month U.S. LIBOR + 0.960% 1.178% 4/25/22 (a)(b)	2,959,000	2,985,956
3 month U.S. LIBOR + 1.100% 1.292% 5/17/24 (a)(b)	1,164,000	1,184,004
3 month U.S. LIBOR + 1.070% 1.296% 12/8/21 (a)(b)	1,735,000	1,746,798
3 month U.S. LIBOR + 1.190% 1.392% 8/2/21 (a)(b)	1,632,000	1,639,853
3 month U.S. LIBOR + 1.380% 1.62% 3/30/21 (a)(b)	780,000	780,899
3 month U.S. LIBOR + 1.430% 1.621% 9/1/23 (a)(b)	1,078,000	1,097,429

	Principal Amount	Value

Credit Agricole SA:
3 month U.S. LIBOR + 1.020% 1.238% 4/24/23 (a)(b)(c)	$ 250,000	$ 254,005
3 month U.S. LIBOR + 1.430% 1.655% 1/10/22 (a)(b)(c)	1,250,000	1,263,561
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 1.42% 12/14/23 (a)(b)(c)	250,000	253,885
3 month U.S. LIBOR + 1.240% 1.46% 6/12/24 (a)(b)(c)	1,000,000	1,018,789
Deutsche Bank AG:
3 month U.S. LIBOR + 1.190% 1.384% 11/16/22 (a)(b)	700,000	705,749
3 month U.S. LIBOR + 1.230% 1.42% 2/27/23 (a)(b)	100,000	100,812
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 1.075% 4/9/21 (a)(b)	140,000	140,102
3 month U.S. LIBOR + 0.990% 1.228% 1/5/23 (a)(b)	561,000	566,677
3 month U.S. LIBOR + 1.550% 1.784% 1/14/22 (a)(b)	998,000	1,009,391
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 0.925% 2/23/23 (a)(b)	415,000	419,532
3 month U.S. LIBOR + 0.780% 0.992% 10/31/22 (a)(b)	522,000	524,359
3 month U.S. LIBOR + 1.000% 1.218% 7/24/23 (a)(b)	524,000	529,623
3 month U.S. LIBOR + 1.050% 1.275% 6/5/23 (a)(b)	304,000	307,371
3 month U.S. LIBOR + 1.110% 1.325% 4/26/22 (a)(b)	940,000	941,567
3 month U.S. LIBOR + 1.360% 1.578% 4/23/21 (a)(b)	2,000,000	2,001,601
3 month U.S. LIBOR + 1.600% 1.79% 11/29/23 (a)(b)	2,656,000	2,748,429
HSBC Holdings PLC:
3 month U.S. LIBOR + 1.000% 1.189% 5/18/24 (a)(b)	800,000	810,653
3 month U.S. LIBOR + 1.230% 1.451% 3/11/25 (a)(b)	1,200,000	1,227,217
3 month U.S. LIBOR + 1.500% 1.738% 1/5/22 (a)(b)	1,000,000	1,012,112
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.610% 0.846% 6/18/22 (a)(b)	1,186,000	1,188,009
3 month U.S. LIBOR + 0.730% 0.948% 4/23/24 (a)(b)	510,000	516,138
3 month U.S. LIBOR + 0.850% 1.075% 1/10/25 (a)(b)	702,000	713,014
See accompanying notes which are an integral part of the financial statements.
36	Semi-Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 0.890% 1.108% 7/23/24 (a)(b)	$ 566,000	$ 575,040
3 month U.S. LIBOR + 0.900% 1.118% 4/25/23 (a)(b)	320,000	322,882
3 month U.S. LIBOR + 1.000% 1.241% 1/15/23 (a)(b)	178,000	179,481
3 month U.S. LIBOR + 1.100% 1.325% 6/7/21 (a)(b)	936,000	937,862
3 month U.S. LIBOR + 1.230% 1.448% 10/24/23 (a)(b)	2,282,000	2,322,248
Macquarie Group Ltd.:
3 month U.S. LIBOR + 1.020% 1.21% 11/28/23 (a)(b)(c)	314,000	317,580
3 month U.S. LIBOR + 1.350% 1.601% 3/27/24 (a)(b)(c)	678,000	690,835
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.152% 7/22/22 (a)(b)	1,320,000	1,324,368
3 month U.S. LIBOR + 1.220% 1.413% 5/8/24 (a)(b)	1,015,000	1,036,488
3 month U.S. LIBOR + 1.400% 1.618% 10/24/23 (a)(b)	3,671,000	3,747,429
3 month U.S. LIBOR + 1.400% 1.624% 4/21/21 (a)(b)	2,426,000	2,430,919
Natwest Group PLC:
3 month U.S. LIBOR + 1.470% 1.664% 5/15/23 (a)(b)	200,000	202,719
3 month U.S. LIBOR + 1.550% 1.801% 6/25/24 (a)(b)	200,000	205,187
NatWest Markets PLC 3 month U.S. LIBOR + 1.400% 1.651% 9/29/22 (a)(b)(c)	200,000	203,771
Societe Generale SA 3 month U.S. LIBOR + 1.330% 1.564% 4/8/21 (a)(b)(c)	2,800,000	2,803,738
The Bank of Nova Scotia:
3 month U.S. LIBOR + 0.620% 0.859% 9/19/22 (a)(b)	1,264,000	1,274,109
3 month U.S. LIBOR + 0.640% 0.865% 3/7/22 (a)(b)	250,000	251,542
UBS Group AG:
3 month U.S. LIBOR + 0.950% 1.144% 8/15/23 (a)(b)(c)	600,000	606,582
3 month U.S. LIBOR + 1.530% 1.735% 2/1/22 (a)(b)(c)	1,200,000	1,216,706
UniCredit SpA 3 month U.S. LIBOR + 3.900% 4.134% 1/14/22 (a)(b)(c)	1,050,000	1,079,771
		58,515,199

	Principal Amount	Value

Insurance – 2.0%
Jackson National Life Global Funding:
3 month U.S. LIBOR + 0.480% 0.701% 6/11/21 (a)(b)(c)	$ 618,000	$ 618,756
3 month U.S. LIBOR + 0.730% 0.981% 6/27/22 (a)(b)(c)	978,000	986,643
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.504% 1/21/22 (a)(b)(c)	1,234,000	1,237,062
3 month U.S. LIBOR + 0.320% 0.513% 8/6/21 (a)(b)(c)	78,000	78,100
3 month U.S. LIBOR + 0.520% 0.75% 6/10/22 (a)(b)(c)	1,010,000	1,016,470
Principal Life Global Funding II 3 month U.S. LIBOR + 0.400% 0.637% 10/6/21 (a)(b)(c)	745,000	746,546
		4,683,577
TOTAL FINANCIALS		150,538,577
HEALTH CARE – 4.5%
Health Care Equipment & Supplies – 0.4%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 1.255% 6/6/22 (a)(b)	479,000	483,946
Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 0.987% 6/15/22 (a)(b)	406,000	409,253
		893,199
Health Care Providers & Services – 1.0%
Cigna Corp. 3 month U.S. LIBOR + 0.890% 1.131% 7/15/23 (a)(b)	390,000	395,172
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 0.477% 6/15/21 (a)(b)	2,000,000	2,001,415
		2,396,587
Pharmaceuticals – 3.1%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.350% 0.532% 5/21/21 (a)(b)	3,140,000	3,141,987
3 month U.S. LIBOR + 0.650% 0.832% 11/21/22 (a)(b)	780,000	786,107
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 0.857% 8/17/23 (a)(b)	949,000	958,188
Bayer US Finance II LLC 3 month U.S. LIBOR + 1.010% 1.227% 12/15/23 (a)(b)(c)	1,372,000	1,393,374

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	37

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Bristol-Myers Squibb Co. 3 month U.S. LIBOR + 0.380% 0.574% 5/16/22 (a)(b)	$ 306,000	$ 307,165
GlaxoSmithKline Capital PLC 3 month U.S. LIBOR + 0.350% 0.544% 5/14/21 (a)(b)	573,000	573,413
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 0.547% 9/15/23 (a)(b)	180,000	180,687
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 0.622% 8/20/21 (a)(b)	50,000	50,094
		7,391,015
TOTAL HEALTH CARE		10,680,801
INDUSTRIALS – 3.6%
Aerospace & Defense – 0.5%
General Dynamics Corp. 3 month U.S. LIBOR + 0.380% 0.583% 5/11/21 (a)(b)	1,225,000	1,225,921
Air Freight & Logistics – 0.5%
United Parcel Service, Inc.:
3 month U.S. LIBOR + 0.380% 0.574% 5/16/22 (a)(b)	696,000	699,242
3 month U.S. LIBOR + 0.450% 0.688% 4/1/23 (a)(b)	366,000	368,688
		1,067,930
Industrial Conglomerates – 1.1%
General Electric Co.:
3 month U.S. LIBOR + 1.000% 1.217% 3/15/23 (a)(b)	843,000	852,033
3 month U.S. LIBOR + 1.000% 1.241% 4/15/23 (a)(b)	415,000	417,978
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.230% 0.411% 8/19/22 (a)(b)	626,000	626,533
3 month U.S. LIBOR + 0.370% 0.563% 8/8/22 (a)(b)	810,000	813,567
		2,710,111
Machinery – 1.2%
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.260% 0.49% 9/10/21 (a)(b)	910,000	911,145
3 month U.S. LIBOR + 0.400% 0.625% 6/7/21 (a)(b)	241,000	241,266
3 month U.S. LIBOR + 0.480% 0.706% 9/8/22 (a)(b)	1,475,000	1,484,567

	Principal Amount	Value

3 month U.S. LIBOR + 0.550% 0.775% 6/7/23 (a)(b)	$ 200,000	$ 201,842
		2,838,820
Trading Companies & Distributors – 0.3%
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.670% 0.882% 7/30/21 (a)(b)(c)	666,000	665,265
GATX Corp. 3 month U.S. LIBOR + 0.720% 0.915% 11/5/21 (a)(b)	23,000	23,088
		688,353
TOTAL INDUSTRIALS		8,531,135
INFORMATION TECHNOLOGY – 1.6%
IT Services – 0.4%
International Business Machines Corp. 3 month U.S. LIBOR + 0.400% 0.594% 5/13/21 (a)(b)	800,000	800,632
Semiconductors & Semiconductor Equipment – 0.2%
Intel Corp. 3 month U.S. LIBOR + 0.350% 0.553% 5/11/22 (a)(b)	240,000	240,860
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 0.942% 1/30/23 (a)(b)	240,000	242,830
		483,690
Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.:
3 month U.S. LIBOR + 0.350% 0.553% 5/11/22 (a)(b)	1,026,000	1,030,706
3 month U.S. LIBOR + 0.500% 0.691% 2/9/22 (a)(b)	1,123,000	1,128,259
Hewlett Packard Enterprise Co. 3 month U.S. LIBOR + 0.720% 0.958% 10/5/21 (a)(b)	312,000	312,058
		2,471,023
TOTAL INFORMATION TECHNOLOGY		3,755,345
MATERIALS – 0.1%
Chemicals – 0.1%
DuPont de Nemours, Inc. 3 month U.S. LIBOR + 1.110% 1.304% 11/15/23 (a)(b)	252,000	257,085
UTILITIES – 3.0%
Electric Utilities – 0.4%
Duke Energy Corp.:
3 month U.S. LIBOR + 0.500% 0.698% 5/14/21 (a)(b)(c)	102,000	102,096
See accompanying notes which are an integral part of the financial statements.
38	Semi-Annual Report

Fidelity® Low Duration Bond Factor ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
3 month U.S. LIBOR + 0.650% 0.871% 3/11/22 (a)(b)	$ 920,000	$ 925,251
		1,027,347
Gas Utilities – 0.1%
Eastern Energy Gas Holdings LLC 3 month U.S. LIBOR + 0.600% 0.817% 6/15/21 (a)(b)	256,000	256,445
Multi-Utilities – 2.5%
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.747% 9/15/23 (a)(b)	1,680,000	1,683,597
Florida Power & Light Co. 3 month U.S. LIBOR + 0.380% 0.599% 7/28/23 (a)(b)	1,000,000	1,000,042
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.480% 0.672% 5/4/21 (a)(b)	153,000	153,124
3 month U.S. LIBOR + 0.720% 0.908% 2/25/22 (a)(b)	532,000	535,304
Sempra Energy 3 month U.S. LIBOR + 0.450% 0.667% 3/15/21 (a)(b)	2,066,000	2,066,392
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.57% 9/14/23 (a)(b)	420,000	420,089
		5,858,548
TOTAL UTILITIES		7,142,340
TOTAL NONCONVERTIBLE BONDS (Cost $209,356,047)		210,196,058
U.S. Treasury Obligations – 9.7%

U.S. Treasury Bonds:
5.25% 2/15/29	2,000	2,619
6.125% 11/15/27	1,000	1,331
6.25% 5/15/30	1,220,000	1,749,509
U.S. Treasury Notes:
0.625% 5/15/30 to 8/15/30	3,429,000	3,208,807

	Principal Amount	Value
0.875% 11/15/30	$ 3,300,000	$ 3,146,344
1.125% 2/15/31	1,630,000	1,590,014
1.50% 2/15/30	2,806,000	2,848,528
1.625% 8/15/29	18,600	19,140
1.75% 11/15/29	73,200	76,014
2.375% 5/15/29	1,044,800	1,136,995
2.625% 2/15/29	3,045,800	3,371,558
2.875% 5/15/28 to 8/15/28	4,001,400	4,486,633
3.125% 11/15/28	1,398,800	1,597,801
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,476,795)		23,235,293

Money Market Fund – 3.9%
	Shares
Fidelity Cash Central Fund, 0.07% (e) (Cost $9,320,817)	9,318,953	9,320,817
TOTAL INVESTMENT IN SECURITIES – 101.6% (Cost $242,153,659)		242,752,168
NET OTHER ASSETS (LIABILITIES) – (1.6%)		(3,712,531)
NET ASSETS – 100.0%		$ 239,039,637

Legend
(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,274,130 or 14.8 of net assets.
(d)	Level 3 security.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$4,114
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	39

Investment Valuation
The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 210,196,058	$ —	$ 209,193,458	$ 1,002,600
U.S. Treasury Obligations	23,235,293	—	23,235,293	—
Money Market Funds	9,320,817	9,320,817	—	—
Total Investments in Securities:	$ 242,752,168	$ 9,320,817	$ 232,428,751	$ 1,002,600
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	68.9
Japan	7.8
Australia	5.8
Canada	4.6
United Kingdom	4.5
France	2.6
Netherlands	1.8
Guernsey	1.5
Switzerland	1.3
Others (Individually Less Than 1%)	2.8
101.6%
See accompanying notes which are an integral part of the financial statements.
40	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments February 28, 2021 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations – 37.3%
	Principal Amount	Value
U.S. Treasury Bonds:
1.125% 5/15/40	$ 451,600	$ 387,953
1.625% 11/15/50	180,000	160,059
1.875% 2/15/51	93,546,000	88,576,369
2.875% 5/15/49	23,843,600	27,809,589
3.00% 2/15/47	19,862,700	23,469,797
U.S. Treasury Inflation Indexed Bonds:
0.25% 2/15/50	2,815,534	3,033,876
0.875% 2/15/47	4,998,946	6,197,223
1.00% 2/15/49	3,856,435	4,973,969
U.S. Treasury Inflation Indexed Notes:
0.125% 7/15/30	22,132,992	24,266,138
0.25% 7/15/29	13,964,214	15,482,098
0.875% 1/15/29	4,828,845	5,592,463
U.S. Treasury Notes:
0.125% 10/31/22 to 2/15/24	134,191,300	133,973,435
0.25% 7/31/25 to 10/31/25	48,512,500	47,709,492
0.375% 12/31/25	58,904,000	58,006,634
0.50% 2/28/26	17,700,000	17,514,703
0.625% 11/30/27	2,720,000	2,638,825
0.875% 2/29/28	53,855,000	53,905,489
1.125% 2/15/31	18,990,000	18,524,152
1.50% 9/30/24	47,000	48,821
1.75% 6/30/22 to 12/31/24	41,887,800	43,799,572
1.875% 7/31/22	13,350,600	13,680,714
2.00% 5/31/24	19,508,600	20,559,473
2.125% 3/31/24 to 5/31/26	19,107,600	20,367,072
2.50% 1/31/24	12,463,600	13,270,813
2.75% 7/31/23	1,811,700	1,923,445
TOTAL U.S. TREASURY OBLIGATIONS (Cost $649,066,539)		645,872,174
Nonconvertible Bonds – 36.8%

COMMUNICATION SERVICES – 4.1%
Diversified Telecommunication Services – 1.2%
Altice Financing SA:
5.00% 1/15/28 (a)	200,000	200,022
7.50% 5/15/26 (a)	770,000	803,772
Altice France Holding SA 6.00% 2/15/28 (a)	950,000	929,813
Altice France SA:
5.125% 1/15/29 (a)	515,000	517,840
5.50% 1/15/28 (a)	630,000	642,669
7.375% 5/1/26 (a)	1,115,000	1,163,168
8.125% 2/1/27 (a)	985,000	1,073,660
AT&T, Inc.:
2.55% 12/1/33 (a)	284,000	274,364
3.80% 12/1/57 (a)	3,772,000	3,586,115

	Principal Amount	Value

4.30% 2/15/30	$ 315,000	$ 361,253
4.45% 4/1/24	29,000	32,072
4.50% 3/9/48	10,000	10,972
5.15% 11/15/46	500,000	608,855
6.30% 1/15/38	290,000	387,711
Frontier Communications Corp.:
5.00% 5/1/28 (a)	210,000	216,237
5.875% 10/15/27 (a)	170,000	181,900
6.75% 5/1/29 (a)	220,000	230,384
Intelsat Jackson Holdings SA 8.00% 2/15/24 (a)(b)	1,359,000	1,403,167
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	65,000	63,951
4.25% 7/1/28 (a)	390,000	395,503
Lumen Technologies, Inc.:
5.125% 12/15/26 (a)	570,000	594,225
5.625% 4/1/25	205,000	219,596
6.875% 1/15/28	15,000	16,918
Sprint Capital Corp.:
6.875% 11/15/28	2,488,000	3,147,320
8.75% 3/15/32	310,000	461,280
Telecom Italia Capital SA 6.00% 9/30/34	693,000	800,443
Telecom Italia SpA 5.303% 5/30/24 (a)	210,000	227,361
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	1,624,000	1,463,609
3.00% 3/22/27	221,000	239,680
4.862% 8/21/46	875,000	1,079,515
5.012% 4/15/49	38,000	48,226
		21,381,601
Interactive Media & Services – 0.0%
Match Group, Inc. 4.125% 8/1/30 (a)	85,000	87,869
Media – 2.3%
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 8/15/30 to 5/1/32 (a)	685,000	705,500
4.75% 3/1/30 (a)	3,704,000	3,865,865
5.00% 2/1/28 (a)	200,000	209,500
5.125% 5/1/27 (a)	370,000	387,612
5.375% 6/1/29 (a)	1,314,000	1,416,124
5.50% 5/1/26 (a)	200,000	206,900
5.75% 2/15/26 (a)	500,000	516,775
5.875% 5/1/27 (a)	322,000	333,270
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	349,490

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	41

Nonconvertible Bonds – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Media – continued
5.375% 5/1/47	$ 3,681,000	$ 4,327,000
5.75% 4/1/48	736,000	907,352
6.484% 10/23/45	197,000	264,075
Comcast Corp.:
3.90% 3/1/38	71,000	82,102
4.65% 7/15/42	162,000	202,761
CSC Holdings LLC:
4.125% 12/1/30 (a)	325,000	326,300
5.375% 2/1/28 (a)	1,415,000	1,495,938
5.50% 5/15/26 to 4/15/27 (a)	800,000	838,195
5.75% 1/15/30 (a)	955,000	1,019,176
Discovery Communications LLC:
3.625% 5/15/30	579,000	636,836
4.65% 5/15/50	1,770,000	2,051,712
DISH DBS Corp. 7.75% 7/1/26	200,000	220,100
DISH Network Corp.:
2.375% 3/15/24	400,000	378,143
3.375% 8/15/26	418,000	393,057
Fox Corp.:
3.666% 1/25/22	57,000	58,701
4.03% 1/25/24	101,000	110,424
4.709% 1/25/29	145,000	170,156
5.476% 1/25/39	143,000	183,605
5.576% 1/25/49	95,000	125,059
Front Range BidCo, Inc. 6.125% 3/1/28 (a)	790,000	814,569
Gray Television, Inc. 4.75% 10/15/30 (a)	195,000	195,000
Sable International Finance Ltd. 5.75% 9/7/27 (a)	415,000	438,863
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	95,000	95,950
4.625% 7/15/24 (a)	720,000	741,521
5.375% 7/15/26 (a)	855,000	883,044
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28 (a)	1,000,000	1,057,500
The Walt Disney Co.:
3.80% 3/22/30	1,824,000	2,088,673
4.70% 3/23/50	1,346,000	1,722,977
Time Warner Cable LLC:
5.875% 11/15/40	1,356,000	1,726,400
7.30% 7/1/38	211,000	301,591
Time Warner Cable, Inc.:
4.00% 9/1/21	2,965,000	2,990,379
5.50% 9/1/41	16,000	19,583
6.55% 5/1/37	157,000	213,627

	Principal Amount	Value

6.75% 6/15/39	$ 674,000	$ 929,284
Univision Communications, Inc. 6.625% 6/1/27 (a)	165,000	172,013
Virgin Media Finance PLC 5.00% 7/15/30 (a)	405,000	412,088
Virgin Media Secured Finance PLC 4.50% 8/15/30 (a)	410,000	419,225
Zayo Group Holdings, Inc. 4.00% 3/1/27 (a)	205,000	204,155
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	270,000	281,507
6.00% 1/15/27 (a)	400,000	417,000
Ziggo BV 5.50% 1/15/27 (a)	803,000	834,325
		38,741,002
Wireless Telecommunication Services – 0.6%
C&W Senior Financing DAC:
6.875% 9/15/27 (a)	1,528,000	1,636,870
7.50% 10/15/26 (a)	687,000	726,372
Cablevision Lightpath LLC:
3.875% 9/15/27 (a)	85,000	84,362
5.625% 9/15/28 (a)	70,000	71,138
Millicom International Cellular SA:
4.50% 4/27/31 (a)	200,000	214,000
6.25% 3/25/29 (a)	630,000	706,387
6.625% 10/15/26 (a)	828,000	890,680
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (a)	480,000	552,000
Sprint Corp.:
7.125% 6/15/24	200,000	230,290
7.875% 9/15/23	519,000	599,211
T-Mobile USA, Inc.:
3.875% 4/15/30 (a)	2,539,000	2,791,427
4.375% 4/15/40 (a)	207,000	233,082
4.50% 2/1/26	195,000	199,167
4.50% 4/15/50 (a)	407,000	452,324
4.75% 2/1/28	135,000	142,773
6.50% 1/15/26	600,000	618,750
Vmed O2 UK Financing I PLC 4.25% 1/31/31 (a)	840,000	821,100
		10,969,933
TOTAL COMMUNICATION SERVICES		71,180,405
CONSUMER DISCRETIONARY – 1.8%
Automobiles – 0.3%
General Motors Financial Co., Inc.:
4.00% 1/15/25	50,000	54,622
4.25% 5/15/23	5,000	5,365
4.35% 4/9/25	2,880,000	3,190,656
See accompanying notes which are an integral part of the financial statements.
42	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Automobiles – continued
Volkswagen Group of America Finance LLC:
2.90% 5/13/22 (a)	$ 930,000	$957,252
3.125% 5/12/23 (a)	811,000	854,702
		5,062,597
Diversified Consumer Services – 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (a)	470,000	485,569
Global Partners LP / GLP Finance Corp.:
6.875% 1/15/29	400,000	434,000
7.00% 8/1/27	422,000	447,320
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	406,430
Service Corp. International 5.125% 6/1/29	615,000	664,587
Sotheby's 7.375% 10/15/27 (a)	692,000	747,360
		3,185,266
Hotels, Restaurants & Leisure – 0.7%
1011778 BC ULC / New Red Finance, Inc.:
4.00% 10/15/30 (a)	955,000	928,737
4.25% 5/15/24 (a)	191,000	192,910
5.75% 4/15/25 (a)	130,000	138,613
Boyd Gaming Corp.:
4.75% 12/1/27	380,000	386,300
6.00% 8/15/26	140,000	144,988
6.375% 4/1/26	300,000	309,939
Caesars Entertainment, Inc.:
6.25% 7/1/25 (a)	595,000	629,953
8.125% 7/1/27 (a)	590,000	642,923
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	489,000	485,968
Carnival Corp. 7.625% 3/1/26 (a)	150,000	157,688
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	174,874
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	580,000	615,711
Golden Nugget, Inc. 6.75% 10/15/24 (a)	650,000	660,972
McDonald's Corp.:
3.50% 7/1/27	269,000	300,515
3.60% 7/1/30	319,000	357,425
4.20% 4/1/50	592,000	694,975

	Principal Amount	Value

Melco Resorts Finance Ltd.:
5.375% 12/4/29 (a)	$ 200,000	$ 211,656
5.75% 7/21/28 (a)	220,000	235,510
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	100,000	109,750
11.50% 6/1/25 (a)	250,000	292,812
Scientific Games International, Inc. 5.00% 10/15/25 (a)	135,000	138,841
Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00% 7/15/26 (a)	549,000	575,863
Station Casinos LLC:
4.50% 2/15/28 (a)	610,000	607,712
5.00% 10/1/25 (a)	134,000	135,099
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	95,000	97,138
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	340,000	360,873
5.50% 3/1/25 (a)	300,000	318,000
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	325,000	326,885
5.50% 10/1/27 (a)	100,000	103,563
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	325,000	352,690
Yum! Brands, Inc. 7.75% 4/1/25 (a)	495,000	543,163
		11,232,046
Household Durables – 0.0%
Newell Brands, Inc. 5.875% 4/1/36	55,000	68,475
Internet & Direct Marketing Retail – 0.1%
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	350,000	357,990
Netflix, Inc.:
4.875% 4/15/28	695,000	790,243
5.375% 11/15/29 (a)	275,000	324,899
5.875% 11/15/28	230,000	275,310
6.375% 5/15/29	70,000	86,975
Terrier Media Buyer, Inc. 8.875% 12/15/27 (a)	397,000	425,286
		2,260,703
Leisure Products – 0.1%
Hasbro, Inc.:
2.60% 11/19/22	248,000	256,383
3.00% 11/19/24	564,000	604,322
Mattel, Inc.:
5.45% 11/1/41	35,000	39,550
5.875% 12/15/27 (a)	15,000	16,329

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	43

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Leisure Products – continued
6.75% 12/31/25 (a)	$ 765,000	$ 803,862
		1,720,446
Multiline Retail – 0.2%
Dollar Tree, Inc. 4.00% 5/15/25	2,307,000	2,566,639
Specialty Retail – 0.2%
AutoNation, Inc. 4.75% 6/1/30	127,000	149,740
AutoZone, Inc.:
3.625% 4/15/25	179,000	196,825
4.00% 4/15/30	831,000	947,450
eG Global Finance PLC:
6.75% 2/7/25 (a)	275,000	282,521
8.50% 10/30/25 (a)	775,000	820,764
Lowe's Cos., Inc. 4.50% 4/15/30	606,000	720,907
O'Reilly Automotive, Inc. 4.20% 4/1/30	188,000	216,964
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	15,000	15,338
The TJX Cos., Inc.:
3.75% 4/15/27	682,000	771,608
3.875% 4/15/30	4,000	4,583
		4,126,700
Textiles, Apparel & Luxury Goods – 0.0%
The William Carter Co. 5.625% 3/15/27 (a)	105,000	110,578
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	395,000	422,156
		532,734
TOTAL CONSUMER DISCRETIONARY		30,755,606
CONSUMER STAPLES – 2.4%
Beverages – 1.2%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	311,000	372,022
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	2,154,000	2,380,867
4.35% 6/1/40	624,000	725,537
4.50% 6/1/50	3,364,000	3,879,153
4.60% 6/1/60	670,000	770,270
4.75% 4/15/58	350,000	416,084
5.45% 1/23/39	377,000	484,727
5.55% 1/23/49	2,806,000	3,651,258
5.80% 1/23/59	1,068,000	1,473,580

	Principal Amount	Value

Molson Coors Brewing Co. 3.00% 7/15/26	$ 4,389,000	$ 4,728,082
Primo Water Holdings, Inc. 5.50% 4/1/25 (a)	55,000	56,587
The Coca-Cola Co.:
3.375% 3/25/27	1,134,000	1,269,205
3.45% 3/25/30	562,000	634,051
		20,841,423
Food & Staples Retailing – 0.3%
CVS Health Corp.:
3.00% 8/15/26	69,000	74,905
3.625% 4/1/27	281,000	312,480
4.30% 3/25/28	37,000	42,591
4.78% 3/25/38	1,295,000	1,578,381
Sysco Corp.:
5.65% 4/1/25	872,000	1,021,128
5.95% 4/1/30	960,000	1,229,931
6.60% 4/1/40 to 4/1/50	1,060,000	1,539,123
TreeHouse Foods, Inc. 4.00% 9/1/28	270,000	277,479
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,534
		6,110,552
Food Products – 0.4%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	381,000	401,002
JBS U.S.A. LUX SA / JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	60,000	65,848
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
5.50% 1/15/30 (a)	1,593,000	1,784,160
6.50% 4/15/29 (a)	1,733,000	1,949,625
Performance Food Group, Inc.:
5.50% 10/15/27 (a)	340,000	357,031
6.875% 5/1/25 (a)	415,000	443,012
Post Holdings, Inc.:
4.625% 4/15/30 (a)	180,000	182,700
5.00% 8/15/26 (a)	145,000	151,308
5.50% 12/15/29 (a)	635,000	683,425
5.625% 1/15/28 (a)	130,000	136,464
5.75% 3/1/27 (a)	555,000	581,168
US Foods, Inc. 6.25% 4/15/25 (a)	270,000	287,213
		7,022,956
Tobacco – 0.5%
Altria Group, Inc.:
3.875% 9/16/46	703,000	685,825
4.25% 8/9/42	448,000	467,418
See accompanying notes which are an integral part of the financial statements.
44	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – continued
4.50% 5/2/43	$ 289,000	$ 310,560
4.80% 2/14/29	86,000	100,849
5.375% 1/31/44	532,000	643,673
5.95% 2/14/49	300,000	383,289
BAT Capital Corp.:
4.70% 4/2/27	1,039,000	1,189,992
4.906% 4/2/30	1,236,000	1,435,736
5.282% 4/2/50	1,336,000	1,500,994
Imperial Brands Finance PLC:
3.75% 7/21/22 (a)	400,000	414,868
4.25% 7/21/25 (a)	450,000	501,014
Reynolds American, Inc.:
4.45% 6/12/25	53,000	59,174
4.85% 9/15/23	220,000	243,413
5.70% 8/15/35	28,000	33,736
5.85% 8/15/45	180,000	214,290
		8,184,831
TOTAL CONSUMER STAPLES		42,159,762
ENERGY – 5.3%
Energy Equipment & Services – 0.2%
DCP Midstream Operating LP:
5.375% 7/15/25	1,139,000	1,214,219
5.625% 7/15/27	390,000	422,070
5.85% 5/21/43 (a)(c)	1,932,000	1,714,650
Halliburton Co.:
3.80% 11/15/25	4,000	4,456
4.85% 11/15/35	55,000	63,487
		3,418,882
Oil, Gas & Consumable Fuels – 5.1%
Apache Corp.:
5.10% 9/1/40	160,000	163,253
7.375% 8/15/47	60,000	62,700
Canadian Natural Resources Ltd. 5.85% 2/1/35	1,246,000	1,552,196
Cenovus Energy, Inc. 4.25% 4/15/27	367,000	401,972
Cheniere Energy Partners LP:
5.25% 10/1/25	754,000	774,961
5.625% 10/1/26	1,191,000	1,237,568
Cheniere Energy, Inc. 4.625% 10/15/28 (a)	390,000	405,483
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	533,000	533,160
CNX Resources Corp. 6.00% 1/15/29 (a)	95,000	99,394
Columbia Pipeline Group, Inc. 4.50% 6/1/25	30,000	33,945

	Principal Amount	Value

Comstock Resources, Inc. 9.75% 8/15/26	$ 615,000	$ 671,328
Continental Resources, Inc. 5.75% 1/15/31 (a)	305,000	343,799
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	2,332,000	2,311,595
5.75% 4/1/25	667,000	670,702
CVR Energy, Inc.:
5.25% 2/15/25 (a)	400,000	394,800
5.75% 2/15/28 (a)	60,000	59,450
Double Eagle III Midco 1 LLC / Double Eagle Finance Corp. 7.75% 12/15/25 (a)	315,000	335,475
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	217,500
Enbridge, Inc.:
4.00% 10/1/23	283,000	305,160
4.25% 12/1/26	66,000	75,219
Endeavor Energy Resources LP / EER Finance, Inc.:
5.50% 1/30/26 (a)	30,000	30,600
5.75% 1/30/28 (a)	285,000	301,245
6.625% 7/15/25 (a)	55,000	57,809
Energy Transfer Operating LP:
3.75% 5/15/30	1,169,000	1,235,671
4.20% 9/15/23	72,000	77,543
4.25% 3/15/23	102,000	108,082
4.50% 4/15/24	98,000	107,449
4.95% 6/15/28	246,000	280,414
5.00% 5/15/50	690,000	730,597
5.25% 4/15/29	1,892,000	2,194,201
5.80% 6/15/38	137,000	158,165
6.00% 6/15/48	669,000	779,323
6.25% 4/15/49	109,000	130,342
Energy Transfer Partners LP / Regency Energy Finance Corp. 5.875% 3/1/22	200,000	207,633
Enterprise Products Operating LLC 3.70% 2/15/26	1,380,000	1,531,037
EQM Midstream Partners LP 6.50% 7/1/27 (a)	195,000	209,178
Exxon Mobil Corp. 3.482% 3/19/30	2,903,000	3,243,963
Hess Corp.:
4.30% 4/1/27	112,000	124,350
5.60% 2/15/41	171,000	205,215
5.80% 4/1/47	360,000	449,938
7.125% 3/15/33	110,000	144,666
7.30% 8/15/31	108,000	142,362

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	45

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
7.875% 10/1/29	$ 303,000	$ 404,238
Hess Midstream Operations LP:
5.125% 6/15/28 (a)	420,000	432,600
5.625% 2/15/26 (a)	505,000	523,119
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	190,000	199,345
5.00% 10/1/21	69,000	70,027
5.50% 3/1/44	287,000	345,975
6.55% 9/15/40	13,000	17,319
Kinder Morgan, Inc.:
5.05% 2/15/46	34,000	39,492
5.55% 6/1/45	193,000	237,184
MEG Energy Corp. 7.125% 2/1/27 (a)	310,000	325,407
Mesquite Energy, Inc.:
13.00% 7/15/23 (a)(d)	45,200	45,200
15.00% 7/15/23 (a)(d)	26,125	26,125
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.33% 9/9/22 (c)(e)	271,000	271,184
4.50% 7/15/23	133,000	143,612
4.80% 2/15/29	83,000	97,133
4.875% 12/1/24	160,000	180,879
5.50% 2/15/49	249,000	302,543
Occidental Petroleum Corp.:
2.70% 8/15/22	30,000	29,664
2.90% 8/15/24	643,000	625,755
3.20% 8/15/26	67,000	64,166
3.40% 4/15/26	190,000	184,479
3.50% 8/15/29	3,495,000	3,342,164
4.10% 2/15/47	1,146,000	974,100
4.20% 3/15/48	210,000	179,025
4.30% 8/15/39	136,000	120,700
4.40% 4/15/46 to 8/15/49	696,000	618,809
4.50% 7/15/44	514,000	458,745
5.55% 3/15/26	1,653,000	1,764,577
6.20% 3/15/40	250,000	270,000
6.45% 9/15/36	858,000	978,120
6.60% 3/15/46	216,000	242,525
7.50% 5/1/31	2,336,000	2,744,800
7.875% 9/15/31	65,000	77,025
8.875% 7/15/30	230,000	293,970
Ovintiv, Inc.:
5.15% 11/15/41	1,386,000	1,428,088
6.625% 8/15/37	1,341,000	1,657,380
7.375% 11/1/31	290,000	374,415
8.125% 9/15/30	652,000	866,213

	Principal Amount	Value

PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28	$ 300,000	$ 190,500
9.25% 5/15/25 (a)	720,000	701,784
Petrobras Global Finance BV:
5.093% 1/15/30	1,260,000	1,331,347
6.90% 3/19/49	2,307,000	2,573,805
7.25% 3/17/44	2,515,000	2,895,142
Petroleos Mexicanos:
4.50% 1/23/26	157,000	154,488
5.95% 1/28/31	2,643,000	2,550,495
6.35% 2/12/48	11,201,000	9,450,844
6.49% 1/23/27	435,000	455,119
6.50% 3/13/27	594,000	616,275
6.75% 9/21/47	1,870,000	1,636,717
6.84% 1/23/30	2,278,000	2,289,390
6.95% 1/28/60	2,120,000	1,864,858
7.69% 1/23/50	1,579,000	1,499,892
Phillips 66:
3.70% 4/6/23	76,000	80,934
3.85% 4/9/25	98,000	108,038
Plains All American Pipeline LP / PAA Finance Corp.:
3.55% 12/15/29	3,078,000	3,160,154
3.60% 11/1/24	139,000	148,771
Rattler Midstream LP 5.625% 7/15/25 (a)	570,000	594,225
Sabine Pass Liquefaction LLC 4.50% 5/15/30	1,431,000	1,636,753
Sanchez Energy Corp. 7.25% 7/15/23 (d)	269,000	0
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	577,000	633,467
Sunoco LP / Sunoco Finance Corp.:
4.50% 5/15/29 (a)	490,000	490,000
5.50% 2/15/26	490,000	504,141
5.875% 3/15/28	210,000	222,629
6.00% 4/15/27	10,000	10,410
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (a)	525,000	538,387
5.375% 2/1/27	105,000	108,938
5.50% 3/1/30	100,000	106,937
5.875% 4/15/26	105,000	109,337
6.50% 7/15/27	200,000	215,032
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	375,000	382,500
5.00% 1/31/28 (a)	35,000	38,675
The Williams Cos., Inc.:
3.50% 11/15/30	1,609,000	1,747,789
See accompanying notes which are an integral part of the financial statements.
46	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
3.70% 1/15/23	$ 1,174,000	$ 1,233,423
3.90% 1/15/25	521,000	568,209
4.00% 11/15/21 to 9/15/25	288,000	309,463
4.50% 11/15/23	51,000	55,807
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	167,000	178,898
3.95% 5/15/50	542,000	577,350
Valero Energy Corp.:
2.70% 4/15/23	268,000	279,385
2.85% 4/15/25	154,000	162,506
Viper Energy Partners LP 5.375% 11/1/27 (a)	600,000	631,500
Western Midstream Operating LP:
3.95% 6/1/25	178,000	179,780
4.35% 2/1/25	255,000	261,023
4.50% 3/1/28	300,000	310,500
4.65% 7/1/26	156,000	161,494
4.75% 8/15/28	80,000	83,804
5.30% 2/1/30 to 3/1/48	570,000	612,683
6.50% 2/1/50	50,000	57,536
		88,766,679
TOTAL ENERGY		92,185,561
FINANCIALS – 13.0%
Banks – 4.7%
Bank of America Corp.:
3.419% 12/20/28 (c)	5,062,000	5,582,935
3.50% 4/19/26	227,000	252,619
3.864% 7/23/24 (c)	250,000	269,327
3.95% 4/21/25	229,000	253,441
4.20% 8/26/24	160,000	177,597
4.25% 10/22/26	2,667,000	3,055,443
4.45% 3/3/26	2,428,000	2,780,098
Barclays Bank PLC 1.70% 5/12/22	463,000	470,046
Barclays PLC:
2.645% 6/24/31 (c)	5,000,000	5,042,639
2.852% 5/7/26 (c)	1,317,000	1,389,582
4.375% 1/12/26	200,000	226,296
CIT Group, Inc.:
3.929% 6/19/24 (c)	275,000	291,156
6.125% 3/9/28	174,000	215,325
Citigroup, Inc.:
3.142% 1/24/23 (c)	274,000	280,689
3.352% 4/24/25 (c)	572,000	617,712
3.875% 3/26/25	2,657,000	2,922,900
4.00% 8/5/24	115,000	126,683

	Principal Amount	Value

4.30% 11/20/26	$ 5,255,000	$ 5,991,447
4.40% 6/10/25	1,348,000	1,514,023
4.412% 3/31/31 (c)	1,885,000	2,192,808
4.45% 9/29/27	728,000	839,828
5.50% 9/13/25	878,000	1,038,230
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(c)	297,000	314,686
Corp. Andina de Fomento 2.375% 5/12/23	1,240,000	1,283,499
HSBC Holdings PLC 4.95% 3/31/30	227,000	272,911
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	217,841
5.71% 1/15/26 (a)	3,005,000	3,385,978
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	2,883,000	3,032,437
2.956% 5/13/31 (c)	701,000	732,440
3.797% 7/23/24 (c)	75,000	80,844
3.875% 9/10/24	190,000	209,532
4.125% 12/15/26	415,000	475,655
4.452% 12/5/29 (c)	5,535,000	6,515,026
4.493% 3/24/31 (c)	4,012,000	4,757,299
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (c)	775,000	821,741
5.125% 5/28/24	2,000,000	2,235,806
6.00% 12/19/23	500,000	567,227
6.10% 6/10/23	6,302,000	7,005,954
6.125% 12/15/22	3,007,000	3,280,358
Synchrony Bank 3.65% 5/24/21	289,000	290,353
UniCredit SpA 6.572% 1/14/22 (a)	434,000	454,525
Wells Fargo & Co.:
2.406% 10/30/25 (c)	838,000	883,269
4.478% 4/4/31 (c)	2,665,000	3,150,196
5.013% 4/4/51 (c)	3,790,000	5,068,377
Westpac Banking Corp. 4.11% 7/24/34 (c)	405,000	446,382
		81,013,160
Capital Markets – 2.8%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	88,499
4.25% 2/15/24	138,000	151,753
Ares Capital Corp.:
3.875% 1/15/26	2,302,000	2,459,720
4.20% 6/10/24	998,000	1,084,000
Credit Suisse Group AG:
2.193% 6/5/26 (a)(c)	3,100,000	3,205,659
2.593% 9/11/25 (a)(c)	1,207,000	1,269,610
3.75% 3/26/25	250,000	273,960

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	47

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
3.80% 6/9/23	$ 906,000	$ 971,473
3.869% 1/12/29 (a)(c)	250,000	276,776
4.194% 4/1/31 (a)(c)	1,509,000	1,719,877
4.207% 6/12/24 (a)(c)	850,000	917,151
4.55% 4/17/26	250,000	288,177
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	100,000	101,618
3.20% 2/23/23	2,683,000	2,821,486
3.691% 6/5/28 (c)	1,275,000	1,432,283
3.75% 5/22/25	200,000	220,946
3.80% 3/15/30	3,352,000	3,805,678
3.814% 4/23/29 (c)	1,341,000	1,509,722
4.25% 10/21/25	554,000	624,837
6.75% 10/1/37	5,296,000	7,726,227
Morgan Stanley:
3.125% 7/27/26	3,071,000	3,357,018
3.622% 4/1/31 (c)	1,770,000	1,972,055
3.737% 4/24/24 (c)	407,000	434,548
4.35% 9/8/26	2,767,000	3,179,063
4.431% 1/23/30 (c)	2,729,000	3,195,730
4.875% 11/1/22	555,000	595,032
5.00% 11/24/25	3,719,000	4,341,399
MSCI, Inc.:
4.00% 11/15/29 (a)	600,000	636,066
4.75% 8/1/26 (a)	115,000	118,450
State Street Corp. 2.825% 3/30/23 (c)	106,000	108,951
		48,887,764
Consumer Finance – 2.0%
Ally Financial, Inc.:
1.45% 10/2/23	402,000	408,766
3.05% 6/5/23	1,813,000	1,906,385
5.75% 11/20/25	862,000	987,858
5.80% 5/1/25	832,000	975,945
8.00% 11/1/31 to 11/1/31	934,000	1,333,617
Capital One Financial Corp.:
2.60% 5/11/23	1,354,000	1,414,268
3.65% 5/11/27	2,470,000	2,748,342
3.80% 1/31/28	519,000	583,335
Discover Bank 4.682% 8/9/28 (c)	1,750,000	1,871,625
Discover Financial Services:
3.75% 3/4/25	586,000	640,005
3.85% 11/21/22	1,275,000	1,348,158
4.10% 2/9/27	197,000	222,561
4.50% 1/30/26	1,667,000	1,897,869
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,533,000	2,653,039

	Principal Amount	Value

4.687% 6/9/25	$ 275,000	$ 292,875
5.113% 5/3/29	325,000	355,875
5.125% 6/16/25	205,000	221,400
5.584% 3/18/24	1,528,000	1,648,330
5.596% 1/7/22	1,722,000	1,773,660
Navient Corp.:
6.625% 7/26/21	170,000	172,550
7.25% 1/25/22 to 9/25/23	410,000	443,900
Quicken Loans, Inc. 5.25% 1/15/28 (a)	290,000	305,965
Springleaf Finance Corp. 6.875% 3/15/25	515,000	580,858
Synchrony Financial:
2.85% 7/25/22	167,000	172,030
3.95% 12/1/27	1,916,000	2,110,381
4.375% 3/19/24	2,272,000	2,493,688
5.15% 3/19/29	2,953,000	3,506,182
Toyota Motor Credit Corp. 2.90% 3/30/23	1,352,000	1,423,463
		34,492,930
Diversified Financial Services – 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
2.875% 8/14/24	666,000	693,665
4.125% 7/3/23	255,000	271,239
4.45% 4/3/26	276,000	301,770
4.875% 1/16/24	438,000	478,044
6.50% 7/15/25	603,000	706,900
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	5,600,000	5,633,440
3.95% 7/1/24 (a)	196,000	205,249
4.25% 4/15/26 (a)	997,000	1,053,743
4.375% 5/1/26 (a)	244,000	258,864
BNP Paribas SA 2.219% 6/9/26 (a)(c)	1,250,000	1,295,648
Deutsche Bank AG:
3.30% 11/16/22	247,000	257,539
3.729% 1/14/32 (c)	3,000,000	2,984,681
4.50% 4/1/25	1,360,000	1,449,785
5.00% 2/14/22	732,000	761,631
5.882% 7/8/31 (c)	5,000,000	5,735,190
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24	355,000	373,194
5.25% 5/15/27	615,000	645,750
6.25% 5/15/26	5,029,000	5,285,278
6.375% 12/15/25	1,364,000	1,409,967
Moody's Corp.:
3.25% 1/15/28	108,000	118,324
3.75% 3/24/25	822,000	908,589
See accompanying notes which are an integral part of the financial statements.
48	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
4.875% 2/15/24	$ 101,000	$ 112,399
NatWest Markets PLC 2.375% 5/21/23 (a)	1,448,000	1,507,574
Pine Street Trust I 4.572% 2/15/29 (a)	514,000	601,182
Pine Street Trust II 5.568% 2/15/49 (a)	800,000	1,059,523
Societe Generale SA 1.488% 12/14/26 (a)(c)	1,855,000	1,843,604
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	648,000	665,010
UBS Group AG 4.125% 9/24/25 (a)	200,000	224,629
		36,842,411
Insurance – 1.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/27 (a)	995,000	1,032,939
American International Group, Inc.:
2.50% 6/30/25	2,480,000	2,621,903
3.40% 6/30/30	3,770,000	4,133,489
AmWINS Group, Inc. 7.75% 7/1/26 (a)	940,000	1,002,275
Equitable Holdings, Inc.:
3.90% 4/20/23	41,000	43,866
4.35% 4/20/28	1,256,000	1,434,487
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,591,000	1,689,659
Hartford Financial Services Group, Inc. 4.30% 4/15/43	604,000	717,073
HUB International Ltd. 7.00% 5/1/26 (a)	675,000	703,377
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	130,000	153,905
Marsh & McLennan Cos., Inc.:
4.375% 3/15/29	310,000	364,892
4.75% 3/15/39	142,000	180,136
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.52% 5/28/21 (a)(c)(e)	2,772,000	2,774,945
Nuveen Finance LLC 4.125% 11/1/24 (a)	881,000	985,869
Pacific LifeCorp. 5.125% 1/30/43 (a)	554,000	691,632
Swiss Re Finance Luxembourg SA 5.00% 4/2/49 (a)(c)	200,000	229,200

	Principal Amount	Value

Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	$ 652,000	$ 835,738
Unum Group:
3.875% 11/5/25	349,000	381,652
4.00% 3/15/24 to 6/15/29	931,000	1,022,273
4.50% 3/15/25	1,297,000	1,453,728
USI, Inc. 6.875% 5/1/25 (a)	1,072,000	1,092,100
Voya Financial, Inc. 3.125% 7/15/24	130,000	140,253
		23,685,391
Mortgage Real Estate Investment Trusts (REITs) – 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	35,776
TOTAL FINANCIALS		224,957,432
HEALTH CARE – 2.0%
Health Care Equipment & Supplies – 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (a)	510,000	531,685
Hologic, Inc.:
3.25% 2/15/29 (a)	525,000	523,984
4.625% 2/1/28 (a)	500,000	528,850
Teleflex, Inc.:
4.25% 6/1/28 (a)	95,000	98,206
4.875% 6/1/26	385,000	396,550
		2,079,275
Health Care Providers & Services – 1.2%
Centene Corp.:
3.375% 2/15/30	1,016,000	1,044,143
4.25% 12/15/27	3,663,000	3,814,099
4.625% 12/15/29	1,301,000	1,403,779
5.375% 6/1/26 to 8/15/26 (a)	1,421,000	1,493,015
CHS / Community Health Systems, Inc. 8.00% 3/15/26 (a)	792,000	845,618
Cigna Corp.:
3.05% 10/15/27	300,000	328,578
4.375% 10/15/28	1,399,000	1,631,929
4.80% 8/15/38	268,000	331,523
4.90% 12/15/48	268,000	338,712
DaVita, Inc. 4.625% 6/1/30 (a)	520,000	529,100
HCA, Inc.:
5.375% 2/1/25	926,000	1,039,435
5.875% 2/15/26	300,000	346,785
Molina Healthcare, Inc. 3.875% 11/15/30 (a)	185,000	193,787

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	49

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Radiology Partners, Inc. 9.25% 2/1/28 (a)	$ 445,000	$ 481,712
Sabra Health Care LP 5.125% 8/15/26	195,000	220,842
Tenet Healthcare Corp.:
4.625% 7/15/24	3,246,000	3,294,690
4.625% 6/15/28 (a)	115,000	119,637
4.875% 1/1/26 (a)	195,000	201,570
6.125% 10/1/28 (a)	543,000	571,616
6.25% 2/1/27 (a)	240,000	253,320
6.75% 6/15/23	465,000	502,005
7.00% 8/1/25	540,000	559,602
The Toledo Hospital:
5.325% 11/15/28	154,000	180,913
6.015% 11/15/48	307,000	391,108
US Renal Care, Inc. 10.625% 7/15/27 (a)	215,000	235,425
Vizient, Inc. 6.25% 5/15/27 (a)	20,000	21,100
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	30,000	31,988
		20,406,031
Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 10/15/26 to 5/15/27 (a)	930,000	968,362
Pharmaceuticals – 0.6%
AbbVie, Inc. 3.45% 3/15/22	1,107,000	1,136,338
Bausch Health Americas, Inc. 9.25% 4/1/26 (a)	90,000	99,761
Bausch Health Cos., Inc.:
5.50% 11/1/25 (a)	475,000	488,870
5.75% 8/15/27 (a)	635,000	684,212
6.125% 4/15/25 (Reg. S)	279,000	285,685
7.00% 3/15/24 (a)	814,000	831,664
Bayer US Finance II LLC 4.25% 12/15/25 (a)	1,700,000	1,914,601
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	30,000	31,313
5.50% 4/1/26 (a)	685,000	714,112
Elanco Animal Health, Inc.:
4.912% 8/27/21	69,000	69,949
5.272% 8/28/23	219,000	235,425
5.90% 8/28/28	92,000	106,720
Mylan, Inc. 4.55% 4/15/28	150,000	173,976

	Principal Amount	Value

Teva Pharmaceutical Finance Netherlands III BV 2.20% 7/21/21	$ 36,000	$ 36,000
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	627,000	630,729
3.95% 6/15/26	90,000	100,522
Viatris, Inc.:
1.125% 6/22/22 (a)	504,000	508,393
1.65% 6/22/25 (a)	162,000	164,465
2.70% 6/22/30 (a)	823,000	834,178
3.85% 6/22/40 (a)	359,000	380,688
4.00% 6/22/50 (a)	620,000	643,774
Zoetis, Inc. 3.25% 2/1/23	100,000	104,663
		10,176,038
TOTAL HEALTH CARE		33,629,706
INDUSTRIALS – 1.4%
Aerospace & Defense – 0.7%
Bombardier, Inc.:
6.00% 10/15/22 (a)	295,000	289,212
6.125% 1/15/23 (a)	890,000	880,432
7.50% 12/1/24 to 3/15/25 (a)	220,000	202,226
7.875% 4/15/27 (a)	155,000	139,144
Howmet Aerospace, Inc. 5.95% 2/1/37	20,000	24,049
Moog, Inc. 4.25% 12/15/27 (a)	205,000	210,638
Signature Aviation US Holdings, Inc. 5.375% 5/1/26 (a)	305,000	311,862
The Boeing Co.:
5.04% 5/1/27	549,000	632,741
5.15% 5/1/30	549,000	639,729
5.705% 5/1/40	550,000	692,980
5.805% 5/1/50	500,000	644,975
5.93% 5/1/60	980,000	1,285,817
TransDigm UK Holdings PLC 6.875% 5/15/26	120,000	126,150
TransDigm, Inc.:
5.50% 11/15/27	2,989,000	3,056,252
6.25% 3/15/26 (a)	495,000	521,676
6.375% 6/15/26	1,467,000	1,511,274
6.50% 5/15/25	65,000	66,243
7.50% 3/15/27	125,000	133,235
8.00% 12/15/25 (a)	685,000	745,794
		12,114,429
Air Freight & Logistics – 0.0%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	160,000	171,848
See accompanying notes which are an integral part of the financial statements.
50	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Commercial Services & Supplies – 0.2%
APX Group, Inc. 6.75% 2/15/27 (a)	$ 365,000	$ 388,725
Aramark Services, Inc. 5.00% 4/1/25 to 2/1/28 (a)	1,771,000	1,814,588
IAA, Inc. 5.50% 6/15/27 (a)	500,000	522,012
Nielsen Finance LLC / Nielsen Finance Co.:
5.00% 4/15/22 (a)	97,000	97,252
5.625% 10/1/28 (a)	350,000	368,760
5.875% 10/1/30 (a)	350,000	378,437
Stericycle, Inc. 3.875% 1/15/29 (a)	350,000	352,503
		3,922,277
Construction & Engineering – 0.2%
AECOM:
5.125% 3/15/27	1,354,000	1,479,245
5.875% 10/15/24	410,000	455,100
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	941,000	941,000
Frontdoor, Inc. 6.75% 8/15/26 (a)	75,000	79,781
Pike Corp. 5.50% 9/1/28 (a)	515,000	535,600
		3,490,726
Machinery – 0.1%
BWX Technologies, Inc.:
4.125% 6/30/28 (a)	300,000	311,625
5.375% 7/15/26 (a)	380,000	393,300
Vertical US Newco, Inc. 5.25% 7/15/27 (a)	885,000	922,613
		1,627,538
Professional Services – 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	360,000	375,300
Trading Companies & Distributors – 0.2%
Air Lease Corp.:
2.25% 1/15/23	149,000	152,962
3.375% 7/1/25	1,164,000	1,237,407
3.875% 7/3/23	469,000	500,272
4.25% 2/1/24 to 9/15/24	594,000	648,890
		2,539,531
TOTAL INDUSTRIALS		24,241,649

	Principal Amount	Value
INFORMATION TECHNOLOGY – 1.5%
Communications Equipment – 0.0%
Radiate Holdco LLC / Radiate Finance, Inc.:
4.50% 9/15/26 (a)	$ 460,000	$465,750
6.50% 9/15/28 (a)	555,000	582,750
		1,048,500
Electronic Equipment, Instruments & Components – 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,404,000	1,436,166
IT Services – 0.1%
Arches Buyer, Inc.:
4.25% 6/1/28 (a)	125,000	126,041
6.125% 12/1/28 (a)	45,000	46,518
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	325,000	346,326
Black Knight InfoServ LLC 3.625% 9/1/28 (a)	465,000	462,256
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	530,000	542,855
Camelot Finance SA 4.50% 11/1/26 (a)	250,000	259,375
Fair Isaac Corp. 5.25% 5/15/26 (a)	110,000	124,575
Gartner, Inc.:
3.75% 10/1/30 (a)	180,000	182,250
4.50% 7/1/28 (a)	260,000	273,000
Rackspace Technology Global, Inc. 5.375% 12/1/28 (a)	265,000	273,381
		2,636,577
Semiconductors & Semiconductor Equipment – 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (a)	340,000	335,173
2.45% 2/15/31 (a)	3,321,000	3,225,172
2.60% 2/15/33 (a)	2,944,000	2,826,535
3.50% 2/15/41 (a)	2,339,000	2,330,933
3.75% 2/15/51 (a)	1,098,000	1,082,677
Entegris, Inc. 4.375% 4/15/28 (a)	300,000	314,769
Micron Technology, Inc. 2.497% 4/24/23	1,281,000	1,334,367
ON Semiconductor Corp. 3.875% 9/1/28 (a)	205,000	214,225
		11,663,851
Software – 0.4%
Ascend Learning LLC 6.875% 8/1/25 to 8/1/25 (a)	475,000	488,063
Boxer Parent Co., Inc. 7.125% 10/2/25 (a)	135,000	146,138

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	51

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Software – continued
CDK Global, Inc.:
5.25% 5/15/29 (a)	$ 35,000	$ 37,673
5.875% 6/15/26	335,000	348,777
NortonLifeLock, Inc. 5.00% 4/15/25 (a)	867,000	877,837
Nuance Communications, Inc. 5.625% 12/15/26	630,000	659,925
Open Text Corp. 3.875% 2/15/28 (a)	215,000	218,494
Oracle Corp.:
2.80% 4/1/27	1,191,000	1,280,997
3.60% 4/1/40 to 4/1/50	1,198,000	1,296,828
3.85% 4/1/60	6,000	6,483
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	590,000	623,258
The Nielsen Co. Luxembourg SARL 5.00% 2/1/25 (a)	766,000	785,054
		6,769,527
Technology Hardware, Storage & Peripherals – 0.2%
Dell International LLC / EMC Corp.:
5.45% 6/15/23 (a)	300,000	329,081
5.85% 7/15/25 (a)	204,000	240,124
6.02% 6/15/26 (a)	1,278,000	1,531,893
6.10% 7/15/27 (a)	374,000	458,560
6.20% 7/15/30 (a)	324,000	411,647
		2,971,305
TOTAL INFORMATION TECHNOLOGY		26,525,926
MATERIALS – 0.8%
Chemicals – 0.5%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27 (a)	365,000	381,425
CF Industries, Inc.:
4.95% 6/1/43	5,000	5,888
5.375% 3/15/44	175,000	218,531
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	988,000	1,145,348
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.967% 6/15/22 (a)(c)(e)	260,000	257,460
6.50% 5/15/26 (a)	620,000	626,200
6.875% 6/15/25 (a)	60,000	61,050
Methanex Corp.:
5.125% 10/15/27	545,000	563,639
5.65% 12/1/44	181,000	186,430

	Principal Amount	Value

Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	$ 725,000	$ 750,375
Olin Corp.:
5.00% 2/1/30	370,000	387,464
5.625% 8/1/29	505,000	544,769
The Chemours Co.:
5.375% 5/15/27	819,000	861,997
5.75% 11/15/28 (a)	1,090,000	1,117,250
7.00% 5/15/25	520,000	536,058
Valvoline, Inc. 4.25% 2/15/30 (a)	85,000	87,550
W.R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	195,000	202,176
5.625% 10/1/24 (a)	100,000	108,807
		8,042,417
Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
4.125% 8/15/26 (a)	20,000	20,698
5.25% 8/15/27 (a)	400,000	414,248
6.00% 2/15/25 (a)	204,000	210,875
Berry Global, Inc. 4.875% 7/15/26 (a)	170,000	181,545
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	525,000	544,362
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	42,219
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	582,000	589,572
7.875% 7/15/26 (a)	395,000	409,812
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC 6.00% 9/15/28 (a)	65,000	67,763
OI European Group BV 4.00% 3/15/23 (a)	400,000	409,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	100,000	107,635
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	96,116
Trivium Packaging Finance BV:
5.50% 8/15/26 (a)	350,000	366,170
8.50% 8/15/27 (a)	215,000	230,587
		3,690,602
Metals & Mining – 0.1%
Advanced Drainage Systems, Inc. 5.00% 9/30/27 (a)	360,000	378,000
See accompanying notes which are an integral part of the financial statements.
52	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Metals & Mining – continued
Allegheny Technologies, Inc.:
5.875% 12/1/27	$ 625,000	$ 660,156
7.875% 8/15/23	85,000	92,673
Corporacion Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	223,187
First Quantum Minerals Ltd.:
6.50% 3/1/24 (a)	200,000	205,188
7.25% 4/1/23 (a)	290,000	295,800
FMG Resources August 2006 Pty Ltd. 4.50% 9/15/27 (a)	5,000	5,494
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	475,000	495,867
6.50% 5/1/25 (a)	160,000	171,200
		2,527,565
TOTAL MATERIALS		14,260,584
REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 2.2%
Alexandria Real Estate Equities, Inc. 4.90% 12/15/30	666,000	812,976
Boston Properties LP:
3.25% 1/30/31	703,000	745,772
4.50% 12/1/28	295,000	345,003
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	205,430
3.85% 2/1/25	1,370,000	1,490,930
4.05% 7/1/30	890,000	985,606
4.125% 6/15/26 to 5/15/29	1,719,000	1,923,906
CoreCivic, Inc.:
4.625% 5/1/23	238,000	230,265
5.00% 10/15/22	165,000	165,903
Duke Realty LP 3.75% 12/1/24	18,000	19,828
HCP, Inc.:
3.25% 7/15/26	59,000	64,828
3.50% 7/15/29	68,000	75,060
4.00% 6/1/25	1,107,000	1,234,479
Healthcare Trust of America Holdings LP:
3.10% 2/15/30	149,000	157,947
3.50% 8/1/26	155,000	171,459
Hudson Pacific Properties LP 4.65% 4/1/29	1,622,000	1,854,244
Lexington Realty Trust:
2.70% 9/15/30	350,000	352,210
4.40% 6/15/24	458,000	498,109

	Principal Amount	Value

MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.:
4.50% 9/1/26	$ 826,000	$ 875,560
4.625% 6/15/25 (a)	95,000	100,700
5.625% 5/1/24	400,000	432,000
5.75% 2/1/27	60,000	67,800
MPT Operating Partnership LP / MPT Finance Corp. 5.25% 8/1/26	380,000	393,604
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	646,000	662,033
3.625% 10/1/29	1,605,000	1,684,252
4.375% 8/1/23	668,000	721,128
4.50% 1/15/25 to 4/1/27	2,448,000	2,703,411
4.75% 1/15/28	283,000	315,620
4.95% 4/1/24	600,000	658,202
Realty Income, Corp. 3.25% 1/15/31	172,000	187,099
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	11,700
Retail Properties of America, Inc. 4.75% 9/15/30	68,000	73,491
SBA Tower Trust:
1.884% 7/15/50 (a)	403,000	415,656
2.328% 7/15/52 (a)	308,000	318,744
2.836% 1/15/50 (a)	699,000	740,058
Service Properties Trust:
4.375% 2/15/30	385,000	358,050
4.95% 2/15/27 to 10/1/29	70,000	68,817
5.50% 12/15/27	185,000	199,343
Simon Property Group LP 2.45% 9/13/29	262,000	266,086
SITE Centers Corp.:
3.625% 2/1/25	39,000	40,660
4.25% 2/1/26	287,000	307,654
STORE Capital Corp.:
2.75% 11/18/30	5,212,000	5,199,774
4.625% 3/15/29	149,000	169,503
The GEO Group, Inc.:
5.875% 10/15/24	75,000	58,500
6.00% 4/15/26	320,000	233,600
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC:
7.125% 12/15/24 (a)	755,000	774,819
7.875% 2/15/25 (a)	1,384,000	1,482,354
VEREIT Operating Partnership LP:
2.20% 6/15/28	160,000	159,984
2.85% 12/15/32	197,000	196,543
3.40% 1/15/28	271,000	292,733

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	53

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
VICI Properties LP / VICI Note Co., Inc.:
3.50% 2/15/25 (a)	$ 155,000	$ 157,131
4.25% 12/1/26 (a)	505,000	520,857
4.625% 12/1/29 (a)	305,000	320,158
WP Carey, Inc.:
2.40% 2/1/31	3,912,000	3,919,776
3.85% 7/15/29	129,000	143,454
4.00% 2/1/25	182,000	199,816
4.60% 4/1/24	653,000	723,024
		37,487,649
Real Estate Management & Development – 0.8%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	260,094
4.10% 10/1/24	1,434,000	1,541,624
4.55% 10/1/29	151,000	165,493
Corporate Office Properties LP:
2.25% 3/15/26	300,000	307,638
5.00% 7/1/25	667,000	755,847
5.25% 2/15/24	1,385,000	1,534,998
Mack-Cali Realty LP 3.15% 5/15/23	482,000	487,130
Tanger Properties LP:
3.125% 9/1/26	1,289,000	1,333,820
3.75% 12/1/24	81,000	86,733
3.875% 12/1/23	1,697,000	1,781,664
Ventas Realty LP:
3.00% 1/15/30	1,026,000	1,074,107
3.125% 6/15/23	38,000	39,943
3.50% 2/1/25	573,000	622,153
3.75% 5/1/24	201,000	217,995
4.00% 3/1/28	1,120,000	1,262,133
4.125% 1/15/26	34,000	38,473
4.75% 11/15/30	1,778,000	2,104,520
		13,614,365
TOTAL REAL ESTATE		51,102,014
UTILITIES – 1.5%
Electric Utilities – 0.8%
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (a)	2,281,000	2,542,266
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,762,000	2,861,732
3.743% 5/1/26	1,710,000	1,881,519
Entergy Corp. 2.80% 6/15/30	476,000	497,051

	Principal Amount	Value

Exelon Corp.:
4.05% 4/15/30	$ 274,000	$ 313,769
4.70% 4/15/50	122,000	151,986
FirstEnergy Corp.:
4.25% 3/15/23	1,362,000	1,441,990
7.375% 11/15/31	792,000	1,089,301
InterGen N.V. 7.00% 6/30/23 (a)	235,000	227,950
IPALCO Enterprises, Inc. 3.70% 9/1/24	100,000	108,595
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	26,000	27,560
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	134,451	142,518
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50% 8/15/28 (a)	145,000	150,874
PG&E Corp. 5.25% 7/1/30	515,000	550,896
Puget Energy, Inc. 4.10% 6/15/30	560,000	625,349
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	181,200
Vistra Operations Co. LLC:
5.00% 7/31/27 (a)	605,000	632,981
5.50% 9/1/26 (a)	851,000	882,913
5.625% 2/15/27 (a)	275,000	287,375
		14,597,825
Independent Power and Renewable Electricity Producers – 0.4%
AIA Group Ltd.:
3.20% 9/16/40 (a)	625,000	624,650
3.375% 4/7/30 (a)	1,158,000	1,265,459
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	65,000	69,469
5.75% 10/15/25	70,000	73,188
Emera US Finance LP:
2.70% 6/15/21	36,000	36,168
3.55% 6/15/26	57,000	62,708
NRG Energy, Inc.:
3.375% 2/15/29 (a)	90,000	89,090
3.625% 2/15/31 (a)	175,000	172,375
5.25% 6/15/29 (a)	155,000	163,582
5.75% 1/15/28	235,000	249,687
The AES Corp.:
3.30% 7/15/25 (a)	1,621,000	1,737,978
3.95% 7/15/30 (a)	1,387,000	1,515,284
		6,059,638
See accompanying notes which are an integral part of the financial statements.
54	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – 0.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	$ 124,000	$ 137,071
Duke Energy Corp. 2.45% 6/1/30	464,000	472,032
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	241,000	240,232
Edison International 5.75% 6/15/27	1,616,000	1,897,129
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	174,562
NiSource, Inc. 2.95% 9/1/29	1,066,000	1,128,599
Pacific Gas and Electric Co. 4.95% 7/1/50	975,000	1,056,387
Sempra Energy 6.00% 10/15/39	106,000	142,641
Talen Energy Supply LLC 10.50% 1/15/26 (a)	144,000	137,520
		5,386,173
TOTAL UTILITIES		26,043,636
TOTAL NONCONVERTIBLE BONDS (Cost $602,901,522)		637,042,281
U.S. Government Agency - Mortgage Securities – 9.8%

Fannie Mae – 3.5%
2.50% 6/1/29 to 7/1/50	8,916,190	9,319,658
3.00% 8/1/32 to 9/1/50	17,755,454	18,898,245
3.50% 9/1/34 to 5/1/50	16,746,346	17,999,986
4.00% 1/1/42 to 11/1/49	7,608,391	8,305,622
4.50% 8/1/33 to 9/1/49	4,593,750	5,091,426
5.00% 2/1/38 to 1/1/44	746,833	848,202
TOTAL FANNIE MAE		60,463,139
Freddie Mac – 1.9%
2.50% 2/1/30 to 11/1/50	4,111,105	4,305,622
3.00% 10/1/31 to 6/1/50	14,352,015	15,250,538
3.50% 3/1/32 to 2/1/50	8,522,925	9,213,371
4.00% 5/1/37 to 7/1/48	2,170,499	2,378,435
4.50% 1/1/42 to 12/1/48	1,182,077	1,306,639
5.00% 2/1/38	116,689	132,808
TOTAL FREDDIE MAC		32,587,413
Ginnie Mae – 3.0%
2.00% 3/1/51 (f)(g)	3,350,000	3,402,029

	Principal Amount	Value

2.00% 4/1/51 (g)	$ 2,550,000	$ 2,584,325
2.50% 3/1/51 (f)(g)	2,700,000	2,803,824
2.50% 4/1/51 (g)	1,200,000	1,243,472
3.00% 12/20/42 to 10/20/50	13,424,463	14,043,409
3.00% 3/1/51 (g)	2,300,000	2,396,087
3.50% 12/20/41 to 8/20/50	16,782,688	17,866,424
4.00% 10/20/40 to 4/20/48	4,358,815	4,761,458
4.50% 4/20/35 to 12/20/48	2,400,507	2,629,119
5.00% 4/20/48	644,409	718,963
TOTAL GINNIE MAE		52,449,110
Uniform Mortgage Backed Securities – 1.4%
1.50% 3/1/36 (g)	5,000,000	5,064,044
2.00% 3/1/51 (f)(g)	350,000	353,332
2.00% 4/1/51 (g)	950,000	957,003
3.00% 3/1/51 (f)(g)	2,575,000	2,696,407
3.00% 4/1/51 (g)	5,700,000	5,969,636
3.50% 3/1/51 (f)(g)	8,400,000	8,911,219
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		23,951,641
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $166,952,334)		169,451,303
Asset-Backed Securities – 4.7%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	814,974	797,915
AASET Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	143,336	142,601
AASET Trust Series 2019-1, Class A 3.844% 5/15/39 (a)	380,716	384,260
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	678,950	682,941
AASET Trust Series 2019-2, Class B 4.458% 10/16/39 (a)	231,320	217,921
AASET Trust Series 2020-1A, Class A 3.351% 1/16/40 (a)	478,820	478,864
AASET Trust Series 2020-1A, Class B 4.335% 1/16/40 (a)	244,877	230,359
Aimco CLO 10 Ltd. Series 2019-10A, Class A 3 month U.S. LIBOR + 1.320% 1.542% 7/22/32 (a)(c)(e)	982,000	982,716
Aimco CLO 11 Ltd. Series 2020-11A, Class A1 3 month U.S. LIBOR + 1.380% 1.605% 10/15/31 (a)(c)(e)	837,000	838,620
Aimco CLO 12 Ltd. Series 2020-12A, Class A 3 month U.S. LIBOR + 1.210% 1.444% 1/17/32 (a)(c)(e)	1,570,000	1,571,112

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	55

Asset-Backed Securities – continued
	Principal Amount	Value
Allegany Park CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.330% 1.554% 1/20/33 (a)(c)(e)	$ 393,000	$ 394,236
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 3 month U.S. LIBOR + 1.010% 1.215% 4/30/31 (a)(c)(e)	2,400,000	2,399,395
Ares LIV CLO Ltd. Series 2019-54A, Class A 3 month U.S. LIBOR + 1.320% 1.561% 10/15/32 (a)(c)(e)	674,000	675,395
Ares LV CLO Ltd. Series 2020-55A, Class A1 3 month U.S. LIBOR + 1.700% 1.941% 4/15/31 (a)(c)(e)	970,000	972,291
Ares LVIII CLO Ltd. Series 2020-58A, Class A 3 month U.S. LIBOR + 1.220% 1.456% 1/15/33 (a)(c)(e)	1,290,000	1,291,489
Ares XLI CLO Ltd. Series 2016-41A, Class AR 3 month U.S. LIBOR + 1.200% 1.441% 1/15/29 (a)(c)(e)	755,000	754,811
Ares XLI Clo Ltd. Series 2016-41A, Class AR2 3 month U.S. LIBOR + 1.070% 1.07% 4/15/34 (a)(c)(e)(g)	1,478,000	1,478,000
Ares XXXIV CLO Ltd. Series 2015-2A, Class AR2 3 month U.S. LIBOR + 1.250% 1.473% 4/17/33 (a)(c)(e)	369,000	370,230
Barings CLO Ltd. Series 2020-1A, Class A1 3 month U.S. LIBOR + 1.400% 1.641% 10/15/32 (a)(c)(e)	1,334,000	1,337,430
Barings CLO Ltd. Series 2020-4A, Class A 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(c)(e)	1,550,000	1,551,387
Beechwood Park CLO Ltd. Series 2019-1A, Class A1 3 month U.S. LIBOR + 1.330% 1.553% 1/17/33 (a)(c)(e)	460,000	462,012
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	277,831	278,601
Bristol Park CLO Ltd. Series 2016-1A, Class AR 3 month U.S. LIBOR + 0.990% 1.231% 4/15/29 (a)(c)(e)	1,087,000	1,086,645

	Principal Amount	Value
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (a)	$ 314,184	$ 316,503
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (a)	1,349,928	1,352,565
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (a)	216,990	209,159
Castlelake Aircraft Structured Trust Series 2021-1A, Class A 3.474% 1/15/46 (a)	431,592	437,593
Cedar Funding CLO Ltd. Series 16-6A, Class ARR 3 month U.S. LIBOR + 1.050% 1.00% 4/20/34 (a)(e)(g)	1,283,000	1,283,000
Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR 3 month U.S. LIBOR + 1.090% 1.314% 10/20/28 (a)(c)(e)	263,000	263,120
Cedar Funding X CLO Ltd. Series 2019-10A, Class A 3 month U.S. LIBOR + 1.340% 1.564% 10/20/32 (a)(c)(e)	506,000	508,550
Cedar Funding XI CLO Ltd. Series 2019-11A, Class A1A 3 month U.S. LIBOR + 1.350% 1.574% 5/29/32 (a)(c)(e)	307,000	307,717
Cedar Funding XII CLO Ltd. Series 2020-12A, Class A 3 month U.S. LIBOR + 1.270% 1.525% 10/25/32 (a)(c)(e)	780,000	782,754
Columbia Cent CLO 30 Ltd. Series 2020-30A, Class A1 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(c)(e)	2,090,000	2,094,445
Columbia Cent CLO 31 Ltd. Series 2021-31A, Class A1 3 month U.S. LIBOR + 1.200% 1.347% 4/20/34 (a)(c)(e)	1,590,000	1,590,000
Columbia Cent CLO Ltd. Series 2020-29A, Class A1N 3 month U.S. LIBOR + 1.700% 1.924% 7/20/31 (a)(c)(e)	1,026,000	1,031,484
DB Master Finance LLC Series 2017-1A, Class A2I 3.629% 11/20/47 (a)	1,308,530	1,337,854
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (a)	283,240	300,067
See accompanying notes which are an integral part of the financial statements.
56	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount	Value
Dryden 68 CLO Ltd. Series 2019-68A, Class A 3 month U.S. LIBOR + 1.310% 1.551% 7/15/32 (a)(c)(e)	$ 970,000	$ 970,696
Dryden 75 CLO Ltd. Series 2019-75A, Class AR 3 month U.S. LIBOR + 1.200% 1.441% 7/15/30 (a)(c)(e)	516,000	515,871
Dryden 83 CLO Ltd. Series 2020-83A, Class A 3 month U.S. LIBOR + 1.220% 1.457% 1/18/32 (a)(c)(e)	660,000	660,585
Dryden 85 CLO Ltd. Series 2020-85A, Class A1 3 month U.S. LIBOR + 1.350% 1.563% 10/15/32 (a)(c)(e)	998,000	1,001,616
Dryden CLO Ltd. Series 2019-72A, Class A 3 month U.S. LIBOR + 1.330% 1.524% 5/15/32 (a)(c)(e)	503,000	503,276
Dryden CLO Ltd. Series 2019-76A, Class A1 3 month U.S. LIBOR + 1.330% 1.554% 10/20/32 (a)(c)(e)	898,000	901,665
Dryden CLO Ltd. Series 2020-78A, Class A 3 month U.S. LIBOR + 1.180% 1.403% 4/17/33 (a)(c)(e)	2,400,000	2,415,826
Eaton Vance CLO Ltd. Series 2013-1A, Class A13R 3 month U.S. LIBOR + 1.250% 1.41% 1/15/34 (a)(c)(e)	330,000	330,000
Eaton Vance CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.650% 1.891% 10/15/30 (a)(c)(e)	1,300,000	1,304,971
Eaton Vance CLO Ltd. Series 2020-2A, Class A1 3 month U.S. LIBOR + 1.370% 1.56% 10/15/32 (a)(c)(e)	1,510,000	1,512,541
Flatiron CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.320% 1.514% 11/16/32 (a)(c)(e)	736,000	738,239
Flatiron CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.300% 1.548% 11/20/33 (a)(c)(e)	1,360,000	1,371,764
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (a)	218,328	220,463

	Principal Amount	Value
Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% 7/15/39 (a)	$ 280,670	$ 281,414
Lucali CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.210% 1.448% 1/15/33 (a)(c)(e)	760,000	760,538
Madison Park Funding L Ltd. Series 2021-50A, Class A 3 month U.S. LIBOR + 1.140% 1.14% 4/19/34 (a)(c)(e)(g)	1,700,000	1,700,000
Madison Park Funding XIX Ltd. Series 2015-19A, Class A1R2 3 month U.S. LIBOR + 0.920% 1.142% 1/22/28 (a)(c)(e)	2,059,000	2,058,825
Madison Park Funding XLV Ltd. Series 2020-45A, Class A 3 month U.S. LIBOR + 1.650% 1.891% 7/15/31 (a)(c)(e)	1,290,000	1,292,879
Madison Park Funding XXXIII Ltd. Series 2019-33A, Class A 3 month U.S. LIBOR + 1.330% 1.571% 10/15/32 (a)(c)(e)	339,000	340,871
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class A1 3 month U.S. LIBOR + 1.300% 1.541% 7/15/32 (a)(c)(e)	628,000	628,428
Magnetite CLO Ltd. Series 19-21A, Class AR 3 month U.S LIBOR + 1.020% 1.00% 4/20/34 (a)(e)	1,238,000	1,238,000
Magnetite XXI Ltd. Series 2019-21A, Class A 3 month U.S. LIBOR + 1.280% 1.504% 4/20/30 (a)(c)(e)	456,000	456,077
Magnetite XXIII Ltd. Series 2019-23A, Class A 3 month U.S. LIBOR + 1.300% 1.518% 10/25/32 (a)(c)(e)	1,200,000	1,204,182
Magnetite XXIV Ltd. Series 2019-24A, Class A 3 month U.S. LIBOR + 1.330% 1.571% 1/15/33 (a)(c)(e)	1,342,000	1,346,192
Magnetite Xxix Ltd. Series 2021-29A, Class A 3 month U.S. LIBOR + 0.990% 0.99% 1/15/34 (a)(c)(e)(g)	1,460,000	1,460,000
Milos CLO Ltd. Series 2017-1A, Class AR 3 month U.S. LIBOR + 1.070% 1.294% 10/20/30 (a)(c)(e)	1,085,000	1,085,411

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	57

Asset-Backed Securities – continued
	Principal Amount	Value
Niagara Park CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.300% 1.523% 7/17/32 (a)(c)(e)	$ 628,000	$ 628,687
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II 4.666% 9/5/48 (a)	1,612,875	1,621,746
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (a)	2,338,380	2,229,411
Project Silver Series 2019-1, Class A 3.967% 7/15/44 (a)	499,447	500,068
Sapphire Aviation Finance Series 2020-1A, Class A 3.228% 3/15/40 (a)	908,463	905,771
Sapphire Aviation Finance Series 2020-1A, Class B 4.335% 3/15/40 (a)	233,783	210,625
Stratus CLO 2020-1 Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.980% 2.204% 5/1/28 (a)(c)(e)	1,092,808	1,093,620
Symphony CLO XXII Ltd. Series 2020-22A, Class A1A 3 month U.S. LIBOR + 1.290% 1.513% 4/18/33 (a)(c)(e)	2,900,000	2,915,086
Symphony CLO XXIII Ltd. Series 2020-23A, Class A 3 month U.S. LIBOR + 1.320% 1.487% 1/15/34 (a)(c)(e)	860,000	861,514
Symphony CLO XXVI Ltd. Series 2026-A, Class AR 3 month U.S. LIBOR + 1.080% 1.08% 4/20/33 (a)(c)(e)(g)	1,300,000	1,300,000
Taconic Park CLO Ltd. Series 2016-1A, Class A1R 3 month U.S. LIBOR + 1.000% 1.224% 1/20/29 (a)(c)(e)	738,000	739,215
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)	155,579	158,022
Thunderbolt Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	2,641,455	2,635,255
Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A 3.671% 11/15/39 (a)	1,011,697	1,004,365
Verde CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.350% 1.591% 4/15/32 (a)(c)(e)	536,000	535,995

	Principal Amount	Value
Voya CLO 2020-3 Ltd. Series 2020-3A, Class A1 3 month U.S. LIBOR + 1.300% 1.497% 10/20/31 (a)(c)(e)	$ 1,760,000	$ 1,769,738
Voya CLO Ltd. Series 2017-1A, Class A1 3 month U.S. LIBOR + 1.250% 1.473% 4/17/30 (a)(c)(e)	869,000	871,172
Voya CLO Ltd. Series 2019-2A, Class A 3 month U.S. LIBOR + 1.270% 1.494% 7/20/32 (a)(c)(e)	679,000	679,538
Voya CLO Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.700% 1.923% 7/16/31 (a)(c)(e)	1,133,000	1,136,085
Voya CLO Ltd. Series 2020-2A, Class A1 3 month U.S. LIBOR + 1.600% 1.823% 7/19/31 (a)(c)(e)	1,300,000	1,302,671
TOTAL ASSET-BACKED SECURITIES (Cost $80,438,615)		80,592,956
Collateralized Mortgage Obligations – 2.3%

PRIVATE SPONSOR – 2.3%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	496,000	505,227
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class BNM 3.465% 11/5/32 (a)	111,000	107,105
BAMLL Commercial Mortgage Securities Trust Series 2020-JGDN, Class A 1 month U.S. LIBOR + 2.750% 2.862% 11/15/30 (a)(c)(e)	1,169,000	1,171,586
BANK Series 2019-BN21, Class A5 2.851% 10/17/52	112,000	119,493
BANK Series 2020-BNK30, Class MCDE 2.918% 12/15/53 (c)	5,208,000	5,005,302
Benchmark Mortgage Trust Series 2018-B4, Class A5 4.121% 7/15/51 (c)	127,000	145,508
Benchmark Mortgage Trust Series 2019-B14, Class A5 3.049% 12/15/62	69,000	74,343
See accompanying notes which are an integral part of the financial statements.
58	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
BFLD Trust Series 2020-OBRK, Class A 1 month U.S. LIBOR + 2.050% 2.162% 11/15/28 (a)(c)(e)	$ 701,000	$ 708,006
BX Commercial Mortgage Trust Series 2018-IND, Class F 1 month U.S. LIBOR + 1.800% 1.912% 11/15/35 (a)(c)(e)	124,600	124,639
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 month U.S. LIBOR + 1.000% 1.112% 4/15/34 (a)(c)(e)	500,000	499,375
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 month U.S. LIBOR + 1.300% 1.412% 4/15/34 (a)(c)(e)	1,917,000	1,907,423
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 month U.S. LIBOR + 1.600% 1.712% 4/15/34 (a)(c)(e)	210,000	207,377
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 month U.S. LIBOR + 1.900% 2.012% 4/15/34 (a)(c)(e)	220,000	216,703
BX Commercial Mortgage Trust Series 2019-XL, Class B 1 month U.S. LIBOR + 1.080% 1.192% 10/15/36 (a)(c)(e)	1,294,842	1,295,770
BX Commercial Mortgage Trust Series 2019-XL, Class C 1 month U.S. LIBOR + 1.250% 1.362% 10/15/36 (a)(c)(e)	434,778	435,089
BX Commercial Mortgage Trust Series 2019-XL, Class D 1 month U.S. LIBOR + 1.450% 1.562% 10/15/36 (a)(c)(e)	615,145	615,583
BX Commercial Mortgage Trust Series 2019-XL, Class E 1 month U.S. LIBOR + 1.800% 1.912% 10/15/36 (a)(c)(e)	3,712,704	3,715,329
BX Commercial Mortgage Trust Series 2020-BXLP, Class A 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (a)(c)(e)	1,510,937	1,512,075
BX Commercial Mortgage Trust Series 2020-BXLP, Class B 1 month U.S. LIBOR + 1.000% 1.112% 12/15/36 (a)(c)(e)	454,080	454,079

	Principal Amount	Value

BX Commercial Mortgage Trust Series 2020-BXLP, Class C 1 month U.S. LIBOR + 1.120% 1.232% 12/15/36 (a)(c)(e)	$ 361,268	$ 361,268
BX Commercial Mortgage Trust Series 2020-BXLP, Class D 1 month U.S. LIBOR + 1.250% 1.362% 12/15/36 (a)(c)(e)	558,867	558,867
BX Commercial Mortgage Trust Series 2020-BXLP, Class E 1 month U.S. LIBOR + 1.600% 1.712% 12/15/36 (a)(c)(e)	425,138	425,010
BX Commercial Mortgage Trust Series 2020-FOX, Class A 1 month U.S. LIBOR + 1.000% 1.112% 11/15/32 (a)(c)(e)	1,011,000	1,014,160
BX Trust Series 2018-EXCL, Class D 1 month U.S. LIBOR + 2.625% 2.737% 9/15/37 (a)(c)(e)	128,849	102,123
CHC Commercial Mortgage Trust Series 2019-CHC, Class A 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(c)(e)	823,447	818,358
CHC Commercial Mortgage Trust Series 2019-CHC, Class B 1 month U.S. LIBOR + 1.500% 1.612% 6/15/34 (a)(c)(e)	162,300	158,660
CHC Commercial Mortgage Trust Series 2019-CHC, Class C 1 month U.S. LIBOR + 1.750% 1.862% 6/15/34 (a)(c)(e)	183,209	176,368
COMM Mortgage Trust Series 2014-CR18, Class A5 3.828% 7/15/47	215,000	234,739
COMM Mortgage Trust Series 2020-SBX, Class A 1.67% 1/10/38 (a)	3,174,000	3,193,146
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B 1 month U.S. LIBOR + 1.230% 1.342% 5/15/36 (a)(c)(e)	530,000	531,686
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class C 1 month U.S. LIBOR + 1.430% 1.542% 5/15/36 (a)(c)(e)	128,000	128,160
CSMC Trust Series 2017-PFHP, Class D 1 month U.S. LIBOR + 2.250% 2.362% 12/15/30 (a)(c)(e)	809,000	758,133

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	59

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (a)	$ 287,000	$ 286,127
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (a)	100,000	98,962
CSMC Trust Series 2018-SITE, Class C 4.782% 4/15/36 (a)(c)	100,000	96,478
CSMC Trust Series 2018-SITE, Class D 4.782% 4/15/36 (a)(c)	118,000	106,002
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (a)	350,000	358,121
GB Trust Series 2020-FLIX, Class A 1 month U.S. LIBOR + 1.120% 1.232% 8/15/37 (a)(c)(e)	900,000	907,097
GB Trust Series 2020-FLIX, Class B 1 month U.S. LIBOR + 1.350% 1.462% 8/15/37 (a)(c)(e)	190,000	190,649
GB Trust Series 2020-FLIX, Class C 1 month U.S. LIBOR + 1.600% 1.712% 8/15/37 (a)(c)(e)	100,000	100,954
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	52,892
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	80,291
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)	105,000	108,265
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT,Class AFX 4.248% 7/5/33 (a)	385,000	408,783
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% 9/13/31 (a)	301,000	301,299
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 1.362% 8/15/33 (a)(c)(e)	288,067	277,675

	Principal Amount	Value

Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 1.612% 8/15/33 (a)(c)(e)	$ 694,635	$ 658,647
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	185,000	213,587
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	1,076,000	1,123,580
Morgan Stanley Capital I Trust Series 2019-MEAD, Class B 3.177% 11/10/36 (a)(c)	155,000	156,381
Morgan Stanley Capital I Trust Series 2019-MEAD, Class C 3.177% 11/10/36 (a)(c)	149,000	148,014
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1 3.50% 1/15/37 (a)(c)	2,266,000	2,364,435
Prima Capital CRE Securitization Series 2021-9A, Class A 1 month U.S. LIBOR + 1.450% 1.57% 12/15/37 (a)(c)(e)	921,000	920,748
RETL Series 2019-RVP, Class C 1 month U.S. LIBOR + 2.100% 2.212% 3/15/36 (a)(c)(e)	1,745,806	1,737,022
VLS Commercial Mortgage Trust Series 2020-LAB, Class A 2.13% 10/10/42 (a)	1,269,000	1,261,170
VLS Commercial Mortgage Trust Series 2020-LAB, Class B 2.453% 10/10/42 (a)	80,000	80,158
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A4 3.166% 2/15/48	624,000	672,057
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52	215,000	248,471
TOTAL PRIVATE SPONSOR		40,238,555
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,537,991)		40,238,555
Foreign Government and Government Agency Obligations – 1.0%

Argentine Republic:
0.125% 7/9/30	1,165,589	423,983
0.125% 7/9/35	1,283,239	408,631
1.00% 7/9/29	95,826	37,881
See accompanying notes which are an integral part of the financial statements.
60	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Foreign Government and Government Agency Obligations – continued
	Principal Amount	Value
Brazilian Federative Republic 5.625% 1/7/41	$ 1,028,000	$ 1,077,473
Chilean Republic 2.450% 1/31/31	935,000	946,103
Dominican Republic:
5.50% 1/27/25 (Reg. S)	400,000	438,750
5.95% 1/25/27 (a)	1,550,000	1,732,125
6.00% 7/19/28 (a)	2,200,000	2,482,562
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	1,055,000	1,143,093
3.875% 4/16/50 (a)	910,000	1,001,546
Indonesian Republic:
3.85% 10/15/30	1,500,000	1,656,563
4.20% 10/15/50	1,500,000	1,635,000
Kingdom of Saudi Arabia:
2.90% 10/22/25 (a)	500,000	533,750
3.25% 10/22/30 (a)	500,000	534,375
4.50% 4/22/60 (a)	390,000	443,991
State of Qatar:
3.40% 4/16/25 (a)	580,000	633,469
3.75% 4/16/30 (a)	1,235,000	1,393,234
4.40% 4/16/50 (a)	1,185,000	1,387,931
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,938,113)		17,910,460
Municipal Securities – 0.3%

California Gen. Oblig. Series 2009 7.300% 10/1/39	450,000	710,379
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	119,967
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	680,727	707,010
5.10% 6/1/33	1,670,000	1,865,591
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997 (Nat'l. Pub. Fin. Guarantee Corp. Insured) 7.425% 2/15/29	1,032,000	1,342,787
TOTAL MUNICIPAL SECURITIES (Cost $4,338,226)		4,745,734

Common Stocks – 0.1%
Shares
ENERGY – 0.1%
Energy Equipment & Services – 0.0%
Jonah Energy Parent LLC (d)(h)	2,692	40,380

	Shares	Value

Oil, Gas & Consumable Fuels – 0.1%
California Resources Corp. (h)	225	1,111
California Resources Corp. (h)	1,296	34,059
Denbury, Inc. (h)	28,577	1,221,667
Mesquite Energy, Inc. (d)(h)	3,883	62,128
Sanchez Energy Corp. (h)	1,370	21,920
		1,340,885
TOTAL ENERGY		1,381,265
TOTAL COMMON STOCKS (Cost $1,158,133)		1,381,265

Bank Loan Obligations – 0.1%
	Principal Amount
COMMUNICATION SERVICES – 0.0%
Wireless Telecommunication Services – 0.0%
Intelsat Jackson Holdings SA Term Loan B3 U.S. Prime + 4.750% 8.00% 11/27/23 (c)(e)(i)	510,000	517,171
Intelsat Jackson Holdings SA Term Loan B4 U.S. Prime + 5.500% 8.75% 1/2/24 (c)(e)(i)	45,000	45,706
TOTAL COMMUNICATION SERVICES		562,877
CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure – 0.1%
Golden Entertainment, Inc. Term Loan B 1 month U.S. LIBOR + 3.000% 3.75% 10/21/24 (c)(e)(i)	570,000	563,587
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Sanchez Energy Corp. DIP New Money Term Loan 1 month U.S. LIBOR + 10.000%, 1 month U.S. LIBOR + 8.000% 10.00% - 12.00% 5/11/21 (c)(d)(e)(i)	71,751	0
Sanchez Energy Corp. Roll Up Term Loan 1 month U.S. LIBOR + 5.250% 8.25% 5/11/21 (c)(d)(e)(i)	31,000	0
TOTAL ENERGY		0

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	61

Bank Loan Obligations – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
Ultimate Softwar Group, Inc. 2021 Term Loan 3 month U.S. LIBOR + 3.250 4.00% 5/4/26 (c)(e)(i)	$ 219,450	220,699
TOTAL BANK LOAN OBLIGATIONS (Cost $1,427,395)		1,347,163

Money Market Fund – 11.3%
	Shares
Fidelity Cash Central Fund, 0.07% (j) (Cost $196,361,192)	196,322,910	196,362,175
TOTAL INVESTMENT IN SECURITIES – 103.7% (Cost $1,760,120,060)		1,794,944,066
NET OTHER ASSETS (LIABILITIES) – (3.7%)		(64,847,607)
NET ASSETS – 100.0%		$ 1,730,096,459

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $313,821,155 or 18.1 of net assets.
(b)	Non-income producing - Security is in default.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Level 3 security.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	A portion of the security sold on a delayed delivery basis.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Non-income producing.
(i)	Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(j)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$93,498
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
The value, beginning of period, for the Fidelity Cash Central Fund was $136,108,262. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $589,238,458 and $528,986,006, respectively, during the period.
See accompanying notes which are an integral part of the financial statements.
62	Semi-Annual Report

Fidelity® Total Bond ETF
Schedule of Investments (Unaudited)–continued
Investment Valuation
The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
U.S. Treasury Obligations	$ 645,872,174	$ —	$ 645,872,174	$ —
Corporate Bonds	637,042,281	—	636,970,956	71,325
U.S. Government Agency - Mortgage Securities	169,451,303	—	169,451,303	—
Asset-Backed Securities	80,592,956	—	80,592,956	—
Collateralized Mortgage Obligations	40,238,555	—	40,238,555	—
Foreign Government and Government Agency Obligations	17,910,460	—	17,910,460	—
Municipal Securities	4,745,734	—	4,745,734	—
Common Stocks	1,381,265	1,278,757	—	102,508
Bank Loan Obligations	1,347,163	—	1,347,163	—
Money Market Funds	196,362,175	196,362,175	—	—
Total Investments in Securities:	$ 1,794,944,066	$ 197,640,932	$ 1,597,129,301	$ 173,833
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	91.3
Cayman Islands	4.4
United Kingdom	1.5
Mexico	1.2
Others (Individually Less Than 1%)	5.3
103.7%
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	63

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64

Financial Statements
Statements of Assets and Liabilities
February 28, 2021 (Unaudited)
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$274,307,427	$256,925,374	$233,431,351	$1,598,581,891
Fidelity Central Funds	10,654,300	4,359,067	9,320,817	196,362,175
Total Investments in Securities	$284,961,727	$261,284,441	$242,752,168	$1,794,944,066
Cash	—	—	18,584	—
Receivable for investments sold
Regular delivery	—	6,289,248	1,423,553	54,800,357
Delayed delivery	—	—	—	55,701,978
Distributions receivable from Fidelity Central Funds	511	241	570	12,178
Interest receivable	2,483,983	1,204,845	373,253	9,051,994
Total assets	287,446,221	268,778,775	244,568,128	1,914,510,573
Liabilities
Payable for investments purchased
Regular delivery	2,485,383	8,912,340	5,381,538	81,567,234
Delayed delivery	286,892	—	—	99,566,802
Distributions payable	566,500	225,400	117,500	2,771,170
Accrued management fees	82,861	75,792	29,453	508,908
Total liabilities	3,421,636	9,213,532	5,528,491	184,414,114
Net Assets	$284,024,585	$259,565,243	$239,039,637	$1,730,096,459
Net Assets consist of:
Paid in capital	277,256,751	257,744,775	238,813,314	1,699,299,225
Total accumulated earnings (loss)	6,767,834	1,820,468	226,323	30,797,234
Net Assets	$284,024,585	$259,565,243	$239,039,637	$1,730,096,459
Shares outstanding	5,150,000	4,950,000	4,700,000	32,602,000
Net Asset Value per share	$ 55.15	$ 52.44	$ 50.86	$ 53.07
Investments at cost – Unaffiliated issuers	$267,231,315	$255,097,912	$232,832,842	$1,563,758,868
Investments at cost – Fidelity Central Funds	10,654,319	4,359,065	9,320,817	196,361,192
Investments at cost	$277,885,634	$259,456,977	$242,153,659	$1,760,120,060
See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	65

Statements of Operations
For the six months ended February 28, 2021 (Unaudited)
	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF
Investment Income
Interest	$ 3,397,927	$ 1,519,787	$ 825,065	$ 17,370,846
Income from Fidelity Central Funds	4,849	3,184	4,114	93,498
Total income	3,402,776	1,522,971	829,179	17,464,344
Expenses
Management fees	440,477	386,466	174,071	2,856,370
Independent trustees' fees and expenses	344	304	332	2,282
Miscellaneous	225	202	—	1,494
Total expenses before reductions	441,046	386,972	174,403	2,860,146
Expense reductions	(12)	(36)	(25)	(33)
Total expenses	441,034	386,936	174,378	2,860,113
Net investment income (loss)	2,961,742	1,136,035	654,801	14,604,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	3,630	107,872	192,698	(3,393,846)
Net realized gain (loss) on Fidelity Central Funds	(75)	—	(11)	1,462
Net realized gain (loss) on In-kind redemptions	—	117,597	—	372,289
Total net realized gain (loss)	3,555	225,469	192,687	(3,020,095)
Change in net unrealized appreciation (depreciation) on investment securities	(3,581,290)	(800,481)	(862,978)	(16,358,510)
Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	(102)	—	—	(1)
Change in net unrealized appreciation (depreciation) on Delayed delivery commitments	—	—	—	111
Total change in net unrealized appreciation (depreciation)	(3,581,392)	(800,481)	(862,978)	(16,358,400)
Net gain (loss)	(3,577,837)	(575,012)	(670,291)	(19,378,495)
Net increase (decrease) in net assets resulting from operations	$ (616,095)	$ 561,023	$ (15,490)	$ (4,774,264)
See accompanying notes which are an integral part of the financial statements.
66	Semi-Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity Corporate Bond ETF		Fidelity Limited Term Bond ETF
	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,961,742	$ 4,442,634	$ 1,136,035	$ 3,211,559
Net realized gain (loss)	3,555	2,442,128	225,469	4,840,075
Change in net unrealized appreciation (depreciation)	(3,581,392)	4,352,447	(800,481)	(471,728)
Net increase (decrease) in net assets resulting from operations	(616,095)	11,237,209	561,023	7,579,906
Distributions to shareholders	(4,025,950)	(4,449,450)	(1,189,300)	(3,246,850)
Share transactions
Proceeds from sales of shares	81,734,872	93,045,226	86,904,179	240,154,010
Cost of shares redeemed	—	(20,723,268)	(7,894,363)	(190,966,794)
Net increase (decrease) in net assets resulting from share transactions	81,734,872	72,321,958	79,009,816	49,187,216
Total increase (decrease) in net assets	77,092,827	79,109,717	78,381,539	53,520,272
Net Assets
Beginning of period	206,931,758	127,822,041	181,183,704	127,663,432
End of period	$284,024,585	$206,931,758	$259,565,243	$ 181,183,704
Other Information
Shares
Sold	1,450,000	1,700,000	1,650,000	4,650,000
Redeemed	—	(400,000)	(150,000)	(3,700,000)
Net increase (decrease)	1,450,000	1,300,000	1,500,000	950,000

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	67

Statements of Changes in Net Assets
	Fidelity Low Duration Bond Factor ETF		Fidelity Total Bond ETF
	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 654,801	$ 3,098,901	$ 14,604,231	$ 26,733,354
Net realized gain (loss)	192,687	(556,284)	(3,020,095)	35,899,738
Change in net unrealized appreciation (depreciation)	(862,978)	667,566	(16,358,400)	20,078,194
Net increase (decrease) in net assets resulting from operations	(15,490)	3,210,183	(4,774,264)	82,711,286
Distributions to shareholders	(668,000)	(3,253,525)	(47,095,708)	(28,071,550)
Share transactions
Proceeds from sales of shares	53,598,450	119,529,263	430,066,697	690,482,395
Cost of shares redeemed	(5,091,229)	(37,293,765)	(13,321,769)	(141,095,205)
Net increase (decrease) in net assets resulting from share transactions	48,507,221	82,235,498	416,744,928	549,387,190
Total increase (decrease) in net assets	47,823,731	82,192,156	364,874,956	604,026,926
Net Assets
Beginning of period	191,215,906	109,023,750	1,365,221,503	761,194,577
End of period	$239,039,637	$191,215,906	$1,730,096,459	$1,365,221,503
Other Information
Shares
Sold	1,050,000	2,350,000	7,900,000	13,100,000
Redeemed	(100,000)	(750,000)	(250,000)	(2,800,000)
Net increase (decrease)	950,000	1,600,000	7,650,000	10,300,000
See accompanying notes which are an integral part of the financial statements.
68	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Corporate Bond ETF
	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 55.93	$ 53.26	$ 48.64	$ 50.97	$ 51.20	$ 48.59
Income from Investment Operations
Net investment income (loss)A	0.680	1.546	1.732	1.599	1.444	1.587
Net realized and unrealized gain (loss)	(0.552)	2.655	4.610	(2.311)	(0.243)	2.805
Total from investment operations	0.128	4.201	6.342	(0.712)	1.201	4.392
Distributions from net investment income	(0.668)	(1.531)	(1.722)	(1.618)	(1.431)	(1.594)
Distributions from net realized gain	(0.244)	—	—	—	—	(0.188)
Total distributions	(0.912)	(1.531)	(1.722)	(1.618)	(1.431)	(1.782)
Net asset value, end of period	$ 55.15	$ 55.93	$ 53.26	$ 48.64	$ 50.97	$ 51.20
Total ReturnB,C,D	0.22%	8.06%	13.39%	(1.41)%	2.43%	9.30%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36% G	.36%	.36%	.42%	.45%	.45%
Expenses net of fee waivers, if any	.36% G	.36%	.36%	.42%	.45%	.45%
Expenses net of all reductions	.36% G	.36%	.36%	.42%	.45%	.45%
Net investment income (loss)	2.45% G	2.88%	3.45%	3.22%	2.87%	3.24%
Supplemental Data
Net assets, end of period (000 omitted)	$284,025	$206,932	$127,822	$58,362	$63,711	$40,959
Portfolio turnover rateH	8% I,J	31% J	40%	81% J	29%	37%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Amount not annualized.
J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	69

Financial Highlights
	Fidelity Limited Term Bond ETF
	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 52.52	$ 51.07	$ 49.42	$ 50.60	$ 50.85	$ 49.90
Income from Investment Operations
Net investment income (loss)A	0.279	1.039	1.344	1.072	0.767	0.681
Net realized and unrealized gain (loss)	(0.073)	1.495	1.687	(1.201)	(0.131)	0.990
Total from investment operations	0.206	2.534	3.031	(0.129)	0.636	1.671
Distributions from net investment income	(0.286)	(1.084)	(1.381)	(1.051)	(0.836)	(0.721)
Distributions from net realized gain	—	—	—	—	(0.050)	—
Total distributions	(0.286)	(1.084)	(1.381)	(1.051)	(0.886)	(0.721)
Net asset value, end of period	$ 52.44	$ 52.52	$ 51.07	$ 49.42	$ 50.60	$ 50.85
Total ReturnB,C,D	0.40%	5.04%	6.22%	(0.23)%	1.27%	3.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37% G,H	.36%	.36%	.41%	.45%	.45%
Expenses net of fee waivers, if any	.37% G,H	.36%	.36%	.41%	.45%	.45%
Expenses net of all reductions	.37% G,H	.36%	.36%	.41%	.45%	.45%
Net investment income (loss)	1.07% G	2.02%	2.69%	2.15%	1.54%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$259,565	$181,184	$127,663	$190,278	$103,725	$134,759
Portfolio turnover rateI,J	29% K	102%	32%	113%	206%	265%

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Annualized.
H	The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Portfolio turnover rate excludes securities received or delivered in-kind.
K	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
70	Semi-Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Low Duration Bond Factor ETF
	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 50.99	$ 50.71	$ 50.10	$ 50.00
Income from Investment Operations
Net investment income (loss)B	0.144	0.913	1.479	0.279
Net realized and unrealized gain (loss)	(0.130)	0.325	0.469	0.096
Total from investment operations	0.014	1.238	1.948	0.375
Distributions from net investment income	(0.144)	(0.958)	(1.338)	(0.275)
Total distributions	(0.144)	(0.958)	(1.338)	(0.275)
Net asset value, end of period	$ 50.86	$ 50.99	$ 50.71	$ 50.10
Total ReturnC,D,E	0.03%	2.48%	3.95%	0.75%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15% H	.15%	.15%	.15% H
Expenses net of fee waivers, if any	.15% H	.15%	.15%	.15% H
Expenses net of all reductions	.15% H	.15%	.15%	.15% H
Net investment income (loss)	.57% H	1.81%	2.90%	2.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$239,040	$191,216	$109,024	$10,020
Portfolio turnover rateI	20% J	43% K	14%	2% J

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.
B	Calculated based on average shares outstanding during the period.
C	Based on net asset value.
D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
K	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.
Semi-Annual Report	71

Financial Highlights
	Fidelity Total Bond ETF
	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016
Selected Per-Share Data
Net asset value, beginning of period	$ 54.71	$ 51.95	$ 48.80	$ 50.51	$ 50.82	$ 49.08
Income from Investment Operations
Net investment income (loss)A	0.499	1.323	1.502	1.334	1.225	1.463
Net realized and unrealized gain (loss)	(0.564)	2.812	3.147	(1.690)	(0.242)	1.813
Total from investment operations	(0.065)	4.135	4.649	(0.356)	0.983	3.276
Distributions from net investment income	(0.545)	(1.375)	(1.499)	(1.354)	(1.279)	(1.536)
Distributions from net realized gain	(1.034)	—	—	—	—	—
Return of capital	—	—	—	—	(0.014)	—
Total distributions	(1.579)	(1.375)	(1.499)	(1.354)	(1.293)	(1.536)
Net asset value, end of period	$ 53.07	$ 54.71	$ 51.95	$ 48.80	$ 50.51	$ 50.82
Total ReturnB,C,D	(0.14)%	8.10%	9.73%	(0.69)%	1.99%	6.84%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36% G	.36%	.36%	.41%	.45%	.45%
Expenses net of fee waivers, if any	.36% G	.36%	.36%	.41%	.45%	.45%
Expenses net of all reductions	.36% G	.36%	.36%	.41%	.45%	.45%
Net investment income (loss)	1.86% G	2.51%	3.01%	2.70%	2.45%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$1,730,096	$1,365,222	$761,195	$427,093	$280,414	$172,898
Portfolio turnover rateH	63% I,J	112% J	150% J	91% J	128%	158% J

A	Calculated based on average shares outstanding during the period.
B	Based on net asset value.
C	Total returns for periods of less than one year are not annualized.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
F	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
G	Annualized.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
I	Amount not annualized.
J	Portfolio turnover rate excludes securities received or delivered in-kind.
See accompanying notes which are an integral part of the financial statements.
72	Semi-Annual Report

Notes to Financial Statements
For the period ended February 28, 2021 (Unaudited)
1. Organization.
Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized
Semi-Annual Report	73

3. Significant Accounting Policies – continued

as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2021, is included at the end of each Fund’s Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern Time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF and of the NYSE Arca for all other funds. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to prior period premium and discount on debt securities, redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$ 278,372,782	$ 10,026,086	$ (3,437,141)	$ 6,588,945
Fidelity Limited Term Bond ETF	259,458,265	2,480,852	(654,676)	1,826,176
Fidelity Low Duration Bond Factor ETF	242,176,445	1,162,716	(586,993)	575,723
Fidelity Total Bond ETF	1,760,313,736	50,415,846	(15,785,516)	34,630,330
74	Semi-Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.
	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$ —	$ —	$ —
Fidelity Limited Term Bond ETF	(1,971)	—	(1,971)
Fidelity Low Duration Bond Factor ETF	(553,173)	—	(553,173)
Fidelity Total Bond ETF	—	—	—
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, certain Funds transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to each Fund’s portfolio turnover rate.
Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Funds' right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of each applicable Fund's Schedule of Investments under the caption "TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the each applicable Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.
Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
Semi-Annual Report	75

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.
	Purchases	Sales
Fidelity Corporate Bond ETF	$ 37,652,152	$ 7,918,854
Fidelity Limited Term Bond ETF	56,400,526	13,963,052
Fidelity Low Duration Bond Factor ETF	54,246,677	34,338,125
Fidelity Total Bond ETF	113,449,187	44,457,876
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-kind Subscriptions	In-kind Redemptions
Fidelity Corporate Bond ETF	$ 53,710,652	$ —
Fidelity Limited Term Bond ETF	32,167,741	5,131,739
Fidelity Low Duration Bond Factor ETF	—	—
Fidelity Total Bond ETF	119,315,064	5,175,695
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .36% of each Fund's average net assets for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.
Fidelity Low Duration Bond Factor ETF's management fee is based on an annual rate of .15% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statements of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.
Amount
Fidelity Corporate Bond ETF	$ 225
Fidelity Limited Term Bond ETF	202
Fidelity Total Bond ETF	1,494
During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity Corporate Bond ETF	$ 12
Fidelity Limited Term Bond ETF	36
Fidelity Low Duration Bond Factor ETF	25
Fidelity Total Bond ETF	33
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Notes to Financial Statements  – continued
8. Share Transactions.
The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to a Fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.
9. Other.
The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
10. Credit Risk.
The Funds may invest a portion of their assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
11. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds’ performance.
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Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2020 to February 28, 2021).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During PeriodB September 1, 2020 to February 28, 2021
Fidelity Corporate Bond ETF	0.36%
Actual		$ 1,000.00	$ 1,002.20	$ 1.79
Hypothetical C		$ 1,000.00	$ 1,023.01	$ 1.81
Fidelity Limited Term Bond ETF	0.37%
Actual		$ 1,000.00	$ 1,004.00	$ 1.84
Hypothetical C		$ 1,000.00	$ 1,022.96	$ 1.86
Fidelity Low Duration Bond Factor ETF	0.15%
Actual		$ 1,000.00	$ 1,000.30	$ 0.74
Hypothetical C		$ 1,000.00	$ 1,024.05	$ 0.75
Fidelity Total Bond ETF	0.36%
Actual		$ 1,000.00	$ 998.60	$ 1.78
Hypothetical C		$ 1,000.00	$ 1,023.01	$ 1.81

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
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Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Corporate Bond ETF
Fidelity Limited Term Bond ETF
Fidelity Total Bond ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2020 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity’s investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers, and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures.
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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund’s benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds and classes created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
Fidelity Corporate Bond ETF
At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that lowered the fund’s management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2018, as if the lower fee were in effect for 2017.
The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.
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Fidelity Limited Term Bond ETF
At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that lowered the fund’s management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2018, as if the lower fee were in effect for 2017.
The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.
Fidelity Total Bond ETF
At its March 2018 meeting, the Board approved an amended and restated management contract for the fund (effective April 1, 2018) that lowered the fund’s management fee rate from 0.45% to 0.36%. The Board considered that the chart below reflects the fund’s lower management fee rate for 2018, as if the lower fee were in effect for 2017.
The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.
The Board noted that each fund’s total expense ratio ranked below the competitive median for 2019.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee’s findings in connection with its consideration of the renewal of the Advisory Contracts.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and
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other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity’s fund profitability methodology; (v) the terms of the funds’ various management fee structures, including the basic group fee and the terms of Fidelity’s voluntary expense limitation agreements; (vi) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity’s efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Low Duration Bond Factor ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2020 meeting, the Board unanimously determined to renew the fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that the fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity’s investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, the fund’s transfer agent and custodian, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund’s performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund’s benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund’s performance notwithstanding that it lags its benchmark index for certain periods.
The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index and peer group for the most recent one-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Semi-Annual Report	85

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds and classes created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund’s actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund’s management fee rate ranked, is also included in the chart and was considered by the Board.
Fidelity Low Duration Bond Factor ETF
The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.
The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
Based on its review, the Board concluded that the fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of the fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to
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Board Approval of Investment Advisory Contracts and Management Fees  – continued
which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.
The Board noted that the fund’s total expense ratio ranked below the competitive median for 2019.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee’s findings in connection with its consideration of the renewal of the Advisory Contracts.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity’s fund profitability methodology; (v) the terms of the funds’
Semi-Annual Report	87

various management fee structures, including the basic group fee and the terms of Fidelity’s voluntary expense limitation agreements; (vi) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity’s efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund’s Advisory Contracts should be renewed.
88	Semi-Annual Report

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.
In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
      Highly liquid investments – cash or convertible to cash within three business days or less
      Moderately liquid investments – convertible to cash in three to seven calendar days
      Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
      Illiquid investments – cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.
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FIXETF-SANN-0421
1.9864853.106

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2021

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021